UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-23222

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Active ETFs
Semi-Annual Report
January 31, 2024 (Unaudited)

■ Hartford Core Bond ETF
■ Hartford Large Cap Growth ETF
■ Hartford Municipal Opportunities ETF
■ Hartford Schroders Commodity Strategy ETF
■ Hartford Schroders Tax-Aware Bond ETF
■ Hartford Short Duration ETF*
■ Hartford Sustainable Income ETF
■ Hartford Total Return Bond ETF

*	Effective February 12, 2024, the fund changed its name to Hartford AAA CLO ETF.

A MESSAGE FROM THE PRESIDENT
Dear Shareholders
Thank you for investing in Hartford Exchange-Traded Funds. The following is the Funds’ Semi-Annual Report for the period from August 1, 2023 to January 31, 2024.
Market Review
During the six months ended January 31, 2024, U.S. stocks, as measured by the S&P 500 Index,1 gained 6.43%. The period covered by this report began with a disappointing series of equity losses followed by a remarkable upward reversal in sentiment—attributable in large measure to strong signals from the U.S. Federal Reserve (Fed) that its nearly two-year-long inflation-fighting campaign of interest-rate hikes would give way to cuts in the federal funds rate sometime  in 2024.
In early August 2023, markets were coming off a string of strong performances, fueled by the steady drumbeat of encouraging progress against inflation and by excitement generated by a handful of growth stocks tied to artificial-intelligence technology. But the summer rally fizzled as markets reacted negatively to both a late-summer surge in U.S. Treasury yields and to repeated reaffirmations by Fed policymakers that interest rates would remain “higher for longer.”
Equities began to recover in November 2023 as a stream of strong economic data—shrinking inflation, low unemployment, relatively steady wage growth, strong labor-force participation—eased fears that the Fed might engineer an unwanted recession in its efforts to slow the economy. In December 2023, investor optimism surged as the Fed held its federal funds rate steady while publicly hinting at the possibility of rate cuts sometime in 2024.
A year-end equity rally continued into early 2024, helping the S&P 500 Index close at a new all-time record high of 4,927.93 on January 29, 2024. But even as markets were setting new performance benchmarks, Fed Chair Powell sought to dampen expectations for immediate rate cuts by emphasizing the Fed’s need for evidence of progress toward achieving its 2% inflation target.
During the period, markets showed resilience in the face of several geopolitical challenges—notably, the outbreak of war between Israel and Hamas in Gaza following the Hamas attacks of October 7, 2023. The war gave rise to a number of related impacts, including mounting threats to regional stability from attacks on commercial ships and U.S. troops in the region by Iranian-backed proxy fighters, which could negatively affect global supply chains.
In the weeks and months ahead, markets will likely be focused on whether the Fed is truly prepared to begin cutting interest rates and on whether policymakers can achieve the soft-landing scenario of low inflation minus a recession. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Exchange-Traded Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.

Hartford Active ETFs

Hartford Core Bond ETF
 Fund Overview
 January 31, 2024 (Unaudited)

Inception 02/19/2020 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide long-term total return.
Average Annual Total Returns
for the Periods Ended 01/31/2024
	Six Months[1]	1 Year	Since Inception[2]
Core Bond ETF (NAV Return)	3.87%	3.22%	-1.04%
Core Bond ETF (Market Price Return)	3.78%	2.99%	-1.02%
Bloomberg US Aggregate Bond Index	3.15%	2.10%	-1.29%

[1]	Not annualized.
[2]	Inception: 02/19/2020
Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.
Composition by Security Type(1)
as of 01/31/2024
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	26.7%
Corporate Bonds	30.1
Foreign Government Obligations	1.8
Municipal Bonds	0.8
U.S. Government Agencies(2)	36.4
U.S. Government Securities	22.1
Total	117.9%
Short-Term Investments	1.1
Other Assets & Liabilities	(19.0)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2024.

2

Hartford Large Cap Growth ETF
 Fund Overview
 January 31, 2024 (Unaudited)

Inception 11/09/2021 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 01/31/2024
	Six Months[1]	1 Year	Since Inception[2]
Large Cap Growth ETF (NAV Return)	8.05%	32.92%	-6.25%
Large Cap Growth ETF (Market Price Return)	8.24%	32.87%	-6.21%
Russell 1000 Growth Index[3]	9.65%	34.99%	1.92%
Russell 1000 Index[3]	6.30%	20.23%	2.05%

[1]	Not annualized.
[2]	Inception: 11/09/2021
[3]	The Russell 1000 Growth Index serves as the Fund's performance index because the Fund's investment manager believes it is more representative of the Fund's investment strategy. The Russell 1000 Index serves as the Fund's regulatory index and provides a broad measure of market performance.
Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.60%. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability.
Composition by Sector(1)
as of 01/31/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	18.2%
Consumer Discretionary	12.3
Consumer Staples	0.9
Energy	0.6
Financials	5.3
Health Care	11.0
Industrials	3.5
Information Technology	45.3
Materials	0.9
Total	98.0%
Short-Term Investments	1.7
Other Assets & Liabilities	0.3
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Municipal Opportunities ETF
 Fund Overview
 January 31, 2024 (Unaudited)

Inception 12/13/2017 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes and long-term total return.
Average Annual Total Returns
for the Periods Ended 01/31/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Municipal Opportunities ETF (NAV Return)	3.69%	4.02%	2.36%	2.37%
Municipal Opportunities ETF (Market Price Return)	3.75%	4.00%	2.39%	2.38%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index[3]	2.54%	2.54%	1.91%	1.97%
Bloomberg Municipal Bond Index[3]	2.70%	2.90%	2.00%	1.99%

[1]	Not annualized.
[2]	Inception: 12/13/2017
[3]	The Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index serves as the Fund's performance index because the Fund's investment manager believes it is more representative of the Fund's investment strategy. The Bloomberg Municipal Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance.
Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield ("junk") bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Security Type(1)
as of 01/31/2024
Municipal Bonds	Percentage of Net Assets
Airport	8.9%
Development	4.1
Education	1.0
Facilities	0.3
General Obligation	7.8
Higher Education	5.1
Housing	1.2
Medical	11.3
Multifamily Housing	0.7
Nursing Homes	3.9
Other (2)	20.0
Pollution	0.3
Power	7.7
School District	7.0
Single Family Housing	3.3
Student Loan	0.8
Tobacco	1.2
Transportation	6.6
Utilities	1.0
Water	3.2
Total	95.4%
U.S. Government Agencies(3)	0.2
Short-Term Investments	0.8
Other Assets & Liabilities	3.6
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.
(3)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2024.

4

Hartford Schroders Commodity Strategy ETF (Consolidated)
 Fund Overview
 January 31, 2024 (Unaudited)

Inception 09/14/2021 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks to provide long-term total return.
Average Annual Total Returns
for the Periods Ended 01/31/2024
	Six Months[1]	1 Year	Since Inception[2]
Commodity Strategy ETF (NAV Return)	-6.14%	-7.88%	1.58%
Commodity Strategy ETF (Market Price Return)	-6.16%	-8.13%	1.51%
Bloomberg Commodity Index Total Return[3]	-5.64%	-7.09%	3.60%
S&P 500 Index[3]	6.43%	20.82%	5.36%

[1]	Not annualized.
[2]	Inception: 09/14/2021
[3]	The Bloomberg Commodity Index Total Return serves as the Fund's performance index because the Fund's investment manager believes it is more representative of the Fund's investment strategy. The S&P 500 Index serves as the Fund's regulatory index and provides a broad measure of market performance.
Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio after Fee Waiver as shown in the Fund’s most recent prospectus was 0.60% and total annual fund operating expense ratio was 0.71%. Expenses shown include expenses of the Cayman Islands subsidiary. Expenses shown also include acquired fund fees and expenses. Gross expenses do not reflect contractual fee waiver arrangements with respect to the Fund’s investment in its Cayman Islands subsidiary. Net expenses reflect such arrangements in instances when they reduce gross expenses. The fee waiver remains in effect for as long as the Fund is invested in the Cayman Islands subsidiary. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Investments in the commodities market may increase the Fund's liquidity risk, volatility and risk of loss if adverse developments occur. • Investments linked to prices of commodities may be considered speculative. Significant exposure to commodities may subject the Fund to greater volatility than traditional investments. The value of such instruments may be volatile and fluctuate widely based on a variety of factors. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory, and counterparty risk. • By investing in a Cayman subsidiary, the Fund is indirectly exposed to the risks associated with a non-U.S. subsidiary and its investments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Investments may also be subject to interest-rate and credit risks. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 01/31/2024
Sector	Percentage of Net Assets
Equity Securities
Materials	2.5%
Short-Term Investments	88.8
Other Assets & Liabilities	8.7
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Schroders Tax-Aware Bond ETF
 Fund Overview
 January 31, 2024 (Unaudited)

Inception 04/18/2018 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks total return on an after-tax basis.
Average Annual Total Returns
for the Periods Ended 01/31/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Tax-Aware Bond ETF (NAV Return)	2.96%	2.78%	1.83%	2.07%
Tax-Aware Bond ETF (Market Price Return)	3.38%	3.14%	1.98%	2.15%
Bloomberg Municipal Bond Index	2.70%	2.90%	2.00%	2.25%

[1]	Not annualized.
[2]	Inception: 04/18/2018
Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.40%. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Security Type(1)
as of 01/31/2024
Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	2.3%
Municipal Bonds	80.1
U.S. Government Securities(2)	8.6
Total	91.0%
Short-Term Investments	8.1
Other Assets & Liabilities	0.9
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2024.

6

Hartford Short Duration ETF*
 Fund Overview
 January 31, 2024 (Unaudited)

*	Effective February 12, 2024, Short Duration ETF changed its name, investment objective, principal investment strategy, portfolio management team, and performance benchmark as well as reduced its management fee rate. The Fund's new name is Hartford AAA CLO ETF. Please see the Short Duration ETF's prospectus supplement for additional information.

Inception 05/30/2018 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.
Average Annual Total Returns
for the Periods Ended 01/31/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Short Duration ETF (NAV Return)	4.60%	6.05%	2.61%	2.63%
Short Duration ETF (Market Price Return)	4.21%	6.10%	2.59%	2.64%
Bloomberg 1-3 Year US Government/Credit Index[3]	3.41%	4.18%	1.51%	1.67%
Bloomberg US Aggregate Bond Index[3]	3.15%	2.10%	0.83%	1.21%

[1]	Not annualized.
[2]	Inception: 05/30/2018
[3]	The Bloomberg 1-3 Year US Government/Credit Index serves as the Fund's performance index because the Fund's investment manager believes it is more representative of the Fund's investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance.
Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Effective as of February 12, 2024, the management fee rate for the Fund, which changed its name to Hartford AAA CLO ETF as of that same date, was 0.24%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specific index. The Fund may allocate a portion of its assets to specialist portfolio managers which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and less liquid than other types of debt instrument; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.

7

Hartford Short Duration ETF*
 Fund Overview – (continued)
 January 31, 2024 (Unaudited)

Composition by Security Type(1)
as of 01/31/2024
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	25.9%
Corporate Bonds	40.9
Senior Floating Rate Interests	0.1
U.S. Government Agencies(2)	4.9
U.S. Government Securities	10.4
Total	82.2%
Short-Term Investments	3.1
Other Assets & Liabilities	14.7
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2024.
8

Hartford Sustainable Income ETF
 Fund Overview
 January 31, 2024 (Unaudited)

Inception 09/21/2021 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return, within a sustainability framework.
Average Annual Total Returns
for the Periods Ended 01/31/2024
	Six Months[1]	1 Year	Since Inception[2]
Sustainable Income ETF (NAV Return)	5.43%	6.52%	-2.12%
Sustainable Income ETF (Market Price Return)	5.34%	6.53%	-1.95%
Bloomberg US Aggregate Bond Index	3.15%	2.10%	-4.09%

[1]	Not annualized.
[2]	Inception: 09/21/2021
Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.54%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield ("junk") bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory, and counterparty risk. • The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Applying sustainability framework to the investment process may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. There is a risk that the securities identified by the sub-adviser as meeting its sustainable investing framework do not operate as anticipated. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability.
Composition by Security Type(1)
as of 01/31/2024
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0% *
Preferred Stocks	0.1
Total	0.1%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	8.6%
Convertible Bonds	3.1
Corporate Bonds	42.5
Foreign Government Obligations	6.2
Senior Floating Rate Interests	10.2
U.S. Government Agencies(2)	12.3
U.S. Government Securities	24.0
Total	106.9%
Short-Term Investments	1.0
Other Assets & Liabilities	(8.0)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2024.

9

Hartford Total Return Bond ETF
 Fund Overview
 January 31, 2024 (Unaudited)

Inception 09/27/2017 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.
Average Annual Total Returns
for the Periods Ended 01/31/2024
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Total Return Bond ETF (NAV Return)	4.09%	3.45%	1.48%	1.40%
Total Return Bond ETF (Market Price Return)	3.99%	3.14%	1.53%	1.41%
Bloomberg US Aggregate Bond Index	3.15%	2.10%	0.83%	0.90%

[1]	Not annualized.
[2]	Inception: 09/27/2017
Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings which may in-turn fluctuate due to market and economic conditions. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater for investments in emerging markets. • Investments in high-yield ("junk") bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Restricted securities may be more difficult to sell and price than other securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.
Composition by Security Type(1)
as of 01/31/2024
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	21.5%
Corporate Bonds	27.8
Foreign Government Obligations	3.0
Municipal Bonds	0.8
U.S. Government Agencies(2)	49.0
U.S. Government Securities	22.1
Total	124.2%
Short-Term Investments	0.3
Other Assets & Liabilities	(24.5)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2024.

10

Hartford Active ETFs
Benchmark Glossary (Unaudited)

Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes) is comprised of the US Government/Credit component of the Bloomberg US Aggregate Bond Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index.
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index ("BCOM"). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) US Treasury Bills.
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on total market capitalizations.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.
Additional Information Regarding Bloomberg Index(es). “Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

11

Hartford Active ETFs
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of August 1, 2023 through January 31, 2024. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including expenses of the independent trustees and their counsel, extraordinary expenses and interest expense). Expenses are equal to a Fund's annualized expense ratio multiplied by average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During the Period August 1, 2023 through January 31, 2024	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During the Period August 1, 2023 through January 31, 2024	Annualized expense ratio
Hartford Core Bond ETF	$ 1,000.00	$ 1,038.70	$ 1.49	$ 1,000.00	$ 1,023.68	$ 1.48	0.29%
Hartford Large Cap Growth ETF	$ 1,000.00	$ 1,080.50	$ 3.09	$ 1,000.00	$ 1,022.17	$ 3.00	0.59%
Hartford Municipal Opportunities ETF	$ 1,000.00	$ 1,036.90	$ 1.48	$ 1,000.00	$ 1,023.68	$ 1.48	0.29%
Hartford Schroders Commodity Strategy ETF (Consolidated)	$ 1,000.00	$ 938.60	$ 2.88	$ 1,000.00	$ 1,022.17	$ 3.00	0.59%
Hartford Schroders Tax-Aware Bond ETF	$ 1,000.00	$ 1,029.60	$ 1.99	$ 1,000.00	$ 1,023.18	$ 1.98	0.39%
Hartford Short Duration ETF	$ 1,000.00	$ 1,046.00	$ 1.49	$ 1,000.00	$ 1,023.68	$ 1.48	0.29%
Hartford Sustainable Income ETF	$ 1,000.00	$ 1,054.30	$ 2.79	$ 1,000.00	$ 1,022.42	$ 2.75	0.54%
Hartford Total Return Bond ETF	$ 1,000.00	$ 1,040.90	$ 1.49	$ 1,000.00	$ 1,023.68	$ 1.48	0.29%
12

Hartford Core Bond ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.7%
	Asset-Backed - Automobile - 3.4%
	American Credit Acceptance Receivables Trust
$ 11,111	4.55%, 10/13/2026(1)	$ 11,103
185,000	6.09%, 11/12/2027(1)	186,106
393,787	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	393,541
	Avis Budget Rental Car Funding AESOP LLC
185,000	5.36%, 06/20/2030(1)	187,198
220,000	5.90%, 08/21/2028(1)	225,463
305,014	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	305,915
367,953	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	368,626
	DT Auto Owner Trust
140,000	5.19%, 10/16/2028(1)	139,410
155,000	5.41%, 02/15/2029(1)	154,360
	Enterprise Fleet Financing LLC
95,000	5.16%, 09/20/2030(1)	95,374
215,000	5.42%, 10/22/2029(1)	217,251
	Exeter Automobile Receivables Trust
45,636	2.18%, 06/15/2026	45,532
155,000	4.57%, 01/15/2027	154,357
210,000	5.72%, 04/15/2027	209,957
87,000	6.03%, 08/16/2027	87,140
90,000	6.11%, 09/15/2027	90,339
	Flagship Credit Auto Trust
259,000	4.69%, 07/17/2028(1)	255,434
77,000	5.05%, 01/18/2028(1)	76,543
195,000	5.21%, 05/15/2028(1)	194,616
45,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	44,684
560,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	570,808
445,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	449,447
87,266	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	86,304
	Santander Drive Auto Receivables Trust
380,000	4.42%, 11/15/2027	374,880
120,000	4.43%, 03/15/2027	118,985
85,000	4.72%, 06/15/2027	84,522
160,000	4.98%, 02/15/2028	159,399
280,000	5.61%, 07/17/2028	282,653
350,000	5.95%, 01/17/2028	351,986
110,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	110,430
235,000	SFS Auto Receivables Securitization Trust 5.47%, 12/20/2029(1)	239,102
	Tricolor Auto Securitization Trust
70,137	6.48%, 08/17/2026(1)	70,129
235,000	6.61%, 10/15/2027(1)	235,224
	Westlake Automobile Receivables Trust
96,386	1.65%, 02/17/2026(1)	95,078
280,000	4.31%, 09/15/2027(1)	277,089
90,000	5.41%, 01/18/2028(1)	89,668
400,000	6.14%, 03/15/2028(1)	403,597
145,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	145,054
		7,587,304
	Asset-Backed - Finance & Insurance - 0.3%
31,484	BHG Securitization Trust 0.90%, 10/17/2034(1)	30,651
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.7% - (continued)
	Asset-Backed - Finance & Insurance - 0.3% - (continued)
$ 250,000	BlueMountain CLO XXIV Ltd. 6.68%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(2)	$ 247,988
470,000	BlueMountain CLO XXXI Ltd. 6.72%, 04/19/2034, 3 mo. USD Term SOFR + 1.41%(1)(2)	468,517
		747,156
	Asset-Backed - Student Loan - 0.3%
	Navient Private Education Refi Loan Trust
146,494	0.97%, 12/16/2069(1)	127,134
247,846	1.11%, 02/18/2070(1)	211,470
310,917	5.51%, 10/15/2071(1)	311,739
		650,343
	Commercial Mortgage-Backed Securities - 5.2%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	218,051
	BBCMS Mortgage Trust
1,010,000	1.63%, 02/15/2057(3)(4)	112,301
125,000	3.66%, 04/15/2055(4)	113,764
120,000	4.60%, 06/15/2055(4)	118,043
190,000	5.42%, 02/15/2057	198,236
175,000	5.44%, 12/15/2055(4)	182,322
55,000	5.71%, 12/15/2055(4)	58,367
	Benchmark Mortgage Trust
2,784,467	0.72%, 07/15/2056(3)(4)	112,443
999,867	1.41%, 12/15/2056(1)(3)(4)	66,891
560,257	1.63%, 01/15/2054(3)(4)	44,213
603,502	1.91%, 07/15/2053(3)(4)	38,495
480,000	BX Commercial Mortgage Trust 6.15%, 09/15/2036, 1 mo. USD Term SOFR + 0.81%(1)(2)	473,550
630,000	BX Trust 6.35%, 10/15/2036, 1 mo. USD Term SOFR + 1.01%(1)(2)	621,337
31,629	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	31,160
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	89,494
35,000	3.18%, 02/10/2048	34,219
150,000	3.31%, 03/10/2048	145,908
110,000	3.38%, 01/10/2039(1)	94,685
210,000	3.73%, 08/10/2049(1)(4)	199,500
28,155	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(4)	27,709
95,815	CSMC Trust 2.26%, 08/15/2037(1)	88,855
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	264,551
	DBJPM Mortgage Trust
466,599	1.82%, 09/15/2053(3)(4)	25,781
21,828	3.04%, 05/10/2049	21,292
	FREMF Mortgage Trust
295,000	3.72%, 04/25/2048(1)(4)	288,472
90,000	3.80%, 11/25/2049(1)(4)	88,292
230,000	3.89%, 07/25/2026(1)(4)	221,241
225,000	4.09%, 06/25/2049(1)(4)	217,712
315,000	4.24%, 08/25/2047(1)(4)	311,091
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(4)	357,334
200,000	Hawaii Hotel Trust 6.53%, 05/15/2038, 1 mo. USD Term SOFR + 1.20%(1)(2)	199,250
1,097,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.82%, 08/15/2049	1,026,546
	JPMBB Commercial Mortgage Securities Trust
35,610	3.56%, 12/15/2048	34,964
635,000	3.58%, 03/17/2049	611,294

The accompanying notes are an integral part of these financial statements.
13

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.7% - (continued)
	Commercial Mortgage-Backed Securities - 5.2% - (continued)
	JPMDB Commercial Mortgage Securities Trust
$ 68,020	2.95%, 06/15/2049	$ 66,044
632,000	3.14%, 12/15/2049	586,805
111,706	3.24%, 10/15/2050	107,843
722,483	Life Mortgage Trust 6.15%, 03/15/2038, 1 mo. USD Term SOFR + 0.81%(1)(2)	715,796
210,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	206,207
383,435	MSWF Commercial Mortgage Trust 1.14%, 12/15/2056(3)(4)	25,275
285,000	NJ Trust 6.70%, 01/06/2029(1)(4)	299,389
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	45,212
525,000	TYSN Mortgage Trust 6.80%, 12/10/2033(1)(4)	552,454
	Wells Fargo Commercial Mortgage Trust
360,000	3.15%, 05/15/2048	348,897
719,000	3.43%, 03/15/2059	690,143
34,089	3.52%, 12/15/2048	33,507
420,000	3.64%, 03/15/2050	396,689
235,000	3.81%, 12/15/2048	227,841
	Wells Fargo NA
3,977,628	0.75%, 11/15/2062(3)(4)	125,273
946,886	1.10%, 02/15/2052(3)(4)	33,603
996,287	1.20%, 02/15/2056(3)(4)	62,940
1,000,000	1.20%, 12/15/2056(3)(4)	39,842
1,469,969	1.43%, 11/15/2053(3)(4)	97,222
1,246,012	1.88%, 03/15/2063(3)(4)	109,444
145,000	4.41%, 11/15/2061(4)	141,916
		11,649,705
	Other Asset-Backed Securities - 9.7%
210,000	Affirm Asset Securitization Trust 6.61%, 01/18/2028(1)	211,552
305,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	304,134
91,442	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	91,295
31,333	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	31,180
400,000	Barings CLO Ltd. 2.10%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	400,040
495,000	Battalion CLO 18 Ltd. 7.37%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	495,000
315,000	Benefit Street Partners CLO XXXI Ltd. 7.67%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	316,916
460,000	BlueMountain CLO XXXIII Ltd. 6.82%, 11/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(2)	460,036
229,347	Carlyle Global Market Strategies CLO Ltd. 6.69%, 05/15/2031, 3 mo. USD Term SOFR + 1.31%(1)(2)	229,226
227,790	Carlyle U.S. CLO Ltd. 6.60%, 04/20/2031, 3 mo. USD Term SOFR + 1.28%(1)(2)	228,178
179,913	CCG Receivables Trust 5.82%, 09/16/2030(1)	181,153
	CF Hippolyta Issuer LLC
94,245	1.53%, 03/15/2061(1)	84,809
126,765	1.69%, 07/15/2060(1)	118,199
97,713	5.97%, 08/15/2062(1)	96,110
95,000	CNH Equipment Trust 4.77%, 10/15/2030	95,057
	DB Master Finance LLC
147,000	2.79%, 11/20/2051(1)	122,624
703,762	4.35%, 05/20/2049(1)	683,805
160,000	DLLAA LLC 5.64%, 02/22/2028(1)	163,249
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.7% - (continued)
	Other Asset-Backed Securities - 9.7% - (continued)
	Domino's Pizza Master Issuer LLC
$ 441,515	2.66%, 04/25/2051(1)	$ 395,277
432,000	3.67%, 10/25/2049(1)	396,571
206,800	4.12%, 07/25/2047(1)	200,390
403,463	4.47%, 10/25/2045(1)	395,582
252,824	Dryden 55 CLO Ltd. 6.60%, 04/15/2031, 3 mo. USD Term SOFR + 1.28%(1)(2)	252,721
	Elmwood CLO Ltd.
295,000	7.56%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	295,305
435,000	7.72%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	439,450
	FirstKey Homes Trust
153,967	4.15%, 05/19/2039(1)	150,015
586,682	4.25%, 07/17/2039(1)	570,952
627,348	Galaxy XXIV CLO Ltd. 6.70%, 01/15/2031, 3 mo. USD Term SOFR + 1.38%(1)(2)	627,960
250,000	Invesco U.S. CLO Ltd. 7.62%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	250,758
250,003	KKR CLO 21 Ltd. 6.58%, 04/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	250,010
244,747	Magnetite XVII Ltd. 6.68%, 07/20/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	244,899
330,000	MF1 Ltd. 7.09%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	323,292
510,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	448,580
410,000	Octagon 61 Ltd. 7.67%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	412,080
785,000	Octagon Investment Partners XXI Ltd. 6.64%, 02/14/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	786,134
	PRET LLC
160,920	1.74%, 07/25/2051(1)(5)	154,312
464,113	1.84%, 09/25/2051(1)(5)	438,899
109,717	1.87%, 07/25/2051(1)(5)	105,702
461,106	2.49%, 10/25/2051(1)(5)	448,373
356,824	Pretium Mortgage Credit Partners I LLC 2.36%, 10/27/2060(1)(5)	348,900
198,179	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(5)	192,628
	Progress Residential Trust
401,967	1.51%, 10/17/2038(1)	365,916
143,210	3.20%, 04/17/2039(1)	135,589
398,711	4.44%, 05/17/2041(1)	387,796
106,568	4.45%, 06/17/2039(1)	104,406
178,743	4.75%, 10/27/2039(1)	176,680
64,999	Regional Management Issuance Trust 2.34%, 10/15/2030(1)	63,550
495,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	470,748
635,000	RR 23 Ltd. 7.96%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	640,594
340,000	SCF Equipment Leasing LLC 6.56%, 01/22/2030(1)	342,663
653,235	Sound Point CLO XIX Ltd. 6.58%, 04/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	653,352
390,000	Sound Point CLO XXIX Ltd. 6.66%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	387,230
	Stack Infrastructure Issuer LLC
60,000	1.89%, 08/25/2045(1)	55,974
285,000	5.90%, 07/25/2048(1)	283,665
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	69,599

The accompanying notes are an integral part of these financial statements.
14

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.7% - (continued)
	Other Asset-Backed Securities - 9.7% - (continued)
$ 350,000	Texas Debt Capital CLO Ltd. 7.62%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	$ 351,309
654,530	Tricon Residential Trust 3.86%, 04/17/2039(1)	630,227
515,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	479,035
	VCAT LLC
104,326	1.74%, 05/25/2051(1)(5)	100,455
565,259	1.87%, 08/25/2051(1)(5)	544,759
431,217	1.92%, 09/25/2051(1)(5)	416,261
38,801	2.12%, 03/27/2051(1)(5)	38,557
660,000	Venture 37 CLO Ltd. 6.73%, 07/15/2032, 3 mo. USD Term SOFR + 1.41%(1)(2)	659,967
390,000	Venture 42 CLO Ltd. 6.71%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	387,107
219,620	VOLT CIII LLC 1.99%, 08/25/2051(1)(5)	209,843
146,584	VOLT XCIII LLC 4.89%, 02/27/2051(1)(5)	142,220
108,437	VOLT XCIV LLC 5.24%, 02/27/2051(1)(5)	106,005
133,441	VOLT XCIX LLC 2.12%, 04/25/2051(1)(5)	129,438
79,032	VOLT XCV LLC 2.24%, 03/27/2051(1)(5)	77,233
239,396	Voya CLO Ltd. 6.75%, 10/18/2031, 3 mo. USD Term SOFR + 1.45%(1)(2)	239,422
299,548	Wellfleet CLO X Ltd. 6.75%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	299,340
199,856	Wendy's Funding LLC 2.37%, 06/15/2051(1)	174,183
423,550	Wingstop Funding LLC 2.84%, 12/05/2050(1)	383,446
		21,947,922
	Whole Loan Collateral CMO - 7.8%
233,193	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(5)	226,512
	Angel Oak Mortgage Trust
83,334	0.91%, 01/25/2066(1)(4)	69,653
293,795	0.95%, 07/25/2066(1)(4)	236,363
46,902	0.99%, 04/25/2053(1)(4)	42,821
73,921	0.99%, 04/25/2066(1)(4)	61,090
195,032	1.04%, 01/20/2065(1)(4)	157,660
139,730	1.07%, 05/25/2066(1)(4)	118,015
441,299	1.46%, 09/25/2066(1)(4)	363,100
23,634	1.47%, 06/25/2065(1)(4)	22,012
41,792	1.69%, 04/25/2065(1)(4)	38,836
216,054	1.82%, 11/25/2066(1)(4)	183,630
579,990	2.88%, 12/25/2066(1)(5)	523,920
24,333	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(4)	23,103
142,966	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	124,343
	BRAVO Residential Funding Trust
48,781	0.94%, 02/25/2049(1)(4)	42,582
64,403	0.97%, 03/25/2060(1)(4)	60,305
366,794	1.62%, 03/01/2061(1)(5)	342,222
	Bunker Hill Loan Depositary Trust
40,749	1.72%, 02/25/2055(1)(4)	38,839
22,469	2.88%, 07/25/2049(1)(5)	21,262
67,130	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	55,031
375,664	CIM Trust 1.43%, 07/25/2061(1)(4)	329,061
	COLT Mortgage Loan Trust
34,676	0.80%, 07/27/2054(1)	30,302
123,074	0.91%, 06/25/2066(1)(4)	101,116
198,684	0.92%, 08/25/2066(1)(4)	159,189
360,259	0.96%, 09/27/2066(1)(4)	289,916
454,081	1.11%, 10/25/2066(1)(4)	379,472
49,106	1.33%, 10/26/2065(1)(4)	44,126
25,697	1.51%, 04/27/2065(1)(4)	24,034
513,336	2.28%, 12/27/2066(1)(4)	448,870
88,499	4.30%, 03/25/2067(1)(4)	85,902
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.7% - (continued)
	Whole Loan Collateral CMO - 7.8% - (continued)
$ 234,559	COLT Trust 1.39%, 01/25/2065(1)(4)	$ 196,582
	CSMC Trust
89,331	0.83%, 03/25/2056(1)(4)	70,959
179,619	0.94%, 05/25/2066(1)(4)	144,173
439,583	1.17%, 07/25/2066(1)(4)	356,137
158,532	1.18%, 02/25/2066(1)(4)	137,229
73,371	1.21%, 05/25/2065(1)(5)	67,094
74,852	1.80%, 12/27/2060(1)(4)	68,272
225,627	1.84%, 10/25/2066(1)(4)	195,714
151,858	2.00%, 01/25/2060(1)(4)	134,840
565,360	2.27%, 11/25/2066(1)(4)	492,721
	Deephaven Residential Mortgage Trust
22,570	0.72%, 05/25/2065(1)(4)	20,901
49,690	0.90%, 04/25/2066(1)(4)	43,176
	Ellington Financial Mortgage Trust
28,482	0.80%, 02/25/2066(1)(4)	24,027
57,625	0.93%, 06/25/2066(1)(4)	46,800
22,357	1.18%, 10/25/2065(1)(4)	20,083
322,082	1.24%, 09/25/2066(1)(4)	254,533
259,423	2.21%, 01/25/2067(1)(4)	222,987
	Federal National Mortgage Association Connecticut Avenue Securities
283,626	7.24%, 06/25/2043, 30 day USD SOFR Average + 1.90%(1)(2)	287,163
97,600	7.64%, 05/25/2043, 30 day USD SOFR Average + 2.30%(1)(2)	100,109
141,647	7.84%, 04/25/2043, 30 day USD SOFR Average + 2.50%(1)(2)	144,748
58,890	7.89%, 07/25/2042, 30 day USD SOFR Average + 2.55%(1)(2)	60,546
	GCAT Trust
96,290	0.87%, 01/25/2066(1)(4)	78,335
106,286	1.04%, 05/25/2066(1)(4)	86,816
308,753	1.09%, 08/25/2066(1)(4)	250,394
444,187	1.26%, 07/25/2066(1)(4)	362,656
20,656	1.56%, 04/25/2065(1)(5)	18,990
157,804	1.92%, 08/25/2066(1)(4)	138,286
9,504	2.25%, 01/25/2060(1)(5)	9,038
	Imperial Fund Mortgage Trust
173,095	1.07%, 09/25/2056(1)(4)	142,124
537,526	2.09%, 01/25/2057(1)(4)	454,805
618,224	3.64%, 03/25/2067(1)(5)	575,587
	Legacy Mortgage Asset Trust
85,750	1.65%, 11/25/2060(1)(5)	77,619
75,259	1.75%, 04/25/2061(1)(5)	70,243
102,070	1.75%, 07/25/2061(1)(5)	94,747
	MetLife Securitization Trust
36,789	3.75%, 03/25/2057(1)(4)	35,148
30,216	3.75%, 04/25/2058(1)(4)	29,382
	MFA Trust
19,963	1.01%, 01/26/2065(1)(4)	17,871
127,699	1.03%, 11/25/2064(1)(4)	109,054
55,597	1.15%, 04/25/2065(1)(4)	50,049
17,286	Mill City Mortgage Loan Trust 3.50%, 05/25/2058(1)(4)	17,029
	New Residential Mortgage Loan Trust
72,169	0.94%, 07/25/2055(1)(4)	62,392
44,629	0.94%, 10/25/2058(1)(4)	41,415
355,216	1.16%, 11/27/2056(1)(4)	301,561
16,165	1.65%, 05/24/2060(1)(4)	15,234
511,758	2.28%, 04/25/2061(1)(4)	441,930
84,643	3.50%, 12/25/2057(1)(4)	80,941
13,656	3.75%, 03/25/2056(1)(4)	12,798
37,630	3.75%, 11/25/2058(1)(4)	35,187

The accompanying notes are an integral part of these financial statements.
15

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.7% - (continued)
	Whole Loan Collateral CMO - 7.8% - (continued)
$ 162,446	4.00%, 03/25/2057(1)(4)	$ 153,582
174,552	4.00%, 12/25/2057(1)(4)	165,778
216,937	NMLT Trust 1.19%, 05/25/2056(1)(4)	177,506
	OBX Trust
227,050	1.05%, 07/25/2061(1)(4)	179,088
147,098	1.07%, 02/25/2066(1)(4)	125,031
456,657	2.31%, 11/25/2061(1)(4)	394,555
	Preston Ridge Partners Mortgage LLC
206,901	1.74%, 09/25/2026(1)(4)	200,623
138,790	1.79%, 06/25/2026(1)(5)	134,974
194,019	1.79%, 07/25/2026(1)(5)	187,746
220,510	1.87%, 04/25/2026(1)(5)	214,670
307,313	1.87%, 08/25/2026(1)(5)	296,412
49,959	2.12%, 03/25/2026(1)(4)	49,347
398,731	2.36%, 10/25/2026(1)(5)	385,146
45,018	5.36%, 11/25/2025(1)(5)	44,972
79,818	PRPM LLC 1.32%, 07/25/2051(1)(5)	71,707
45,266	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	41,529
17,344	Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	15,700
109,580	STAR Trust 1.22%, 05/25/2065(1)(4)	96,600
	Starwood Mortgage Residential Trust
38,126	0.94%, 05/25/2065(1)(4)	35,117
370,261	1.16%, 08/25/2056(1)(4)	310,093
16,972	1.49%, 04/25/2065(1)(4)	15,763
350,438	1.92%, 11/25/2066(1)(4)	294,457
96,676	Toorak Mortgage Corp. Ltd. 3.24%, 06/25/2024(1)(5)	94,694
	Towd Point Mortgage Trust
103,904	1.75%, 10/25/2060(1)	92,099
4,060	2.16%, 01/25/2052(1)(4)	4,043
118,659	2.75%, 10/25/2057(1)(4)	113,729
42,264	2.90%, 10/25/2059(1)(4)	39,837
343,336	2.92%, 11/30/2060(1)(4)	287,022
27,834	3.25%, 03/25/2058(1)(4)	26,951
166,760	3.75%, 03/25/2058(1)(4)	159,536
140,320	TRK Trust 1.15%, 07/25/2056(1)(4)	121,578
	Verus Securitization Trust
68,681	0.92%, 02/25/2064(1)(4)	60,207
157,162	0.94%, 07/25/2066(1)(4)	130,598
648,552	1.01%, 09/25/2066(1)(4)	536,957
58,165	1.03%, 02/25/2066(1)(4)	50,556
40,942	1.22%, 05/25/2065(1)(5)	38,008
28,284	1.50%, 05/25/2065(1)(5)	26,555
243,556	1.82%, 11/25/2066(1)(4)	211,017
483,934	1.83%, 10/25/2066(1)(4)	419,907
349,602	2.72%, 01/25/2067(1)(5)	315,640
26,300	3.69%, 11/25/2059(1)(4)	25,545
		17,686,587
	Total Asset & Commercial Mortgage-Backed Securities (cost $63,640,283)	$ 60,269,017
CORPORATE BONDS - 30.1%
	Aerospace/Defense - 0.4%
	Boeing Co.
161,000	5.04%, 05/01/2027	$ 161,146
60,000	5.15%, 05/01/2030	60,064
160,000	5.81%, 05/01/2050	160,145
195,000	Northrop Grumman Corp. 5.15%, 05/01/2040	194,551
225,000	RTX Corp. 5.75%, 11/08/2026	230,797
		806,703
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Agriculture - 0.5%
	Archer-Daniels-Midland Co.
$ 90,000	2.90%, 03/01/2032	$ 78,438
36,000	4.50%, 08/15/2033	35,176
	Cargill, Inc.
255,000	2.13%, 11/10/2031(1)	211,447
110,000	4.00%, 06/22/2032(1)	103,626
60,000	4.75%, 04/24/2033(1)	59,545
	Philip Morris International, Inc.
375,000	5.13%, 02/15/2030	381,099
85,000	5.38%, 02/15/2033	86,662
60,000	5.63%, 11/17/2029	62,559
200,000	5.63%, 09/07/2033	207,523
		1,226,075
	Apparel - 0.1%
	Tapestry, Inc.
80,000	7.05%, 11/27/2025	81,836
20,000	7.70%, 11/27/2030	21,179
		103,015
	Auto Manufacturers - 0.2%
245,000	Hyundai Capital America 5.50%, 03/30/2026(1)	246,473
250,000	Mercedes-Benz Finance North America LLC 4.95%, 03/30/2025(1)	250,091
		496,564
	Beverages - 0.1%
155,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	155,601
	Biotechnology - 0.5%
	Amgen, Inc.
60,000	5.25%, 03/02/2030	61,432
120,000	5.25%, 03/02/2033	122,300
125,000	5.75%, 03/02/2063	128,794
170,000	CSL Finance PLC 4.25%, 04/27/2032(1)	164,466
	Gilead Sciences, Inc.
250,000	1.65%, 10/01/2030	208,641
180,000	5.25%, 10/15/2033	186,549
425,000	Royalty Pharma PLC 2.20%, 09/02/2030	356,266
		1,228,448
	Chemicals - 0.5%
	Celanese U.S. Holdings LLC
386,000	6.17%, 07/15/2027	395,277
125,000	6.35%, 11/15/2028	130,163
50,000	6.55%, 11/15/2030	52,845
75,000	6.70%, 11/15/2033	80,586
320,000	Nutrien Ltd. 4.90%, 03/27/2028	321,422
	Sherwin-Williams Co.
237,000	2.30%, 05/15/2030	205,752
2,000	2.95%, 08/15/2029	1,828
		1,187,873
	Commercial Banks - 9.4%
	Bank of America Corp.
775,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	633,757
55,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	45,803
60,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	51,917

The accompanying notes are an integral part of these financial statements.
16

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 1,435,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	$ 1,216,903
70,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(6)	59,680
35,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(6)	33,054
671,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(6)	639,814
165,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	166,257
120,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	122,158
90,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	92,001
260,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	275,976
200,000	Barclays PLC 6.22%, 05/09/2034, (6.22% fixed rate until 05/09/2033; 6 mo. USD SOFR + 2.98% thereafter)(6)	205,604
	BNP Paribas SA
410,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(6)	415,664
315,000	5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	329,082
	BPCE SA
250,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(6)	228,300
880,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	924,979
425,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	463,599
250,000	CaixaBank SA 6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(6)	256,859
120,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	120,824
	Credit Agricole SA
405,000	5.34%, 01/10/2030, (5.34% fixed rate until 01/10/2029; 6 mo. USD SOFR + 1.69% thereafter)(1)(6)	406,479
250,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(6)	260,580
200,000	Danske Bank AS 6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(6)	203,458
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Commercial Banks - 9.4% - (continued)
	Deutsche Bank AG
$ 150,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(6)	$ 141,213
150,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(6)	156,140
	Fifth Third Bancorp
40,000	5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(6)	40,348
35,000	6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(6)	36,417
	Goldman Sachs Group, Inc.
75,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	60,986
305,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	251,231
196,000	2.60%, 02/07/2030	172,353
650,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	547,962
	HSBC Holdings PLC
200,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(6)	183,971
230,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	201,166
200,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 6 mo. USD SOFR + 1.19% thereafter)(6)	167,941
205,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	199,115
245,000	5.21%, 08/11/2028, (5.21% fixed rate until 08/11/2027; 6 mo. USD SOFR + 2.61% thereafter)(6)	244,968
610,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	611,470
275,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(6)	300,347
250,000	Huntington National Bank 5.65%, 01/10/2030	253,720
410,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	449,118
	JP Morgan Chase & Co.
135,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(6)	110,120
408,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 6 mo. USD SOFR + 1.16% thereafter)(6)	399,013
345,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	288,998
200,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(6)	197,232

The accompanying notes are an integral part of these financial statements.
17

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 370,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	$ 375,861
180,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	185,256
65,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	68,220
270,000	Lloyds Banking Group PLC 5.68%, 01/05/2035, (5.68% fixed rate until 01/05/2034; 1 yr. USD CMT + 1.75% thereafter)(6)	273,282
	M&T Bank Corp.
245,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	230,844
120,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	129,297
500,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	490,663
	Morgan Stanley
562,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	450,934
95,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	76,527
337,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	295,443
141,000	3.97%, 07/22/2038(4)	123,487
160,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(6)	160,499
115,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	117,072
35,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(6)	35,690
630,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	667,275
245,000	NatWest Group PLC 5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(6)	247,871
245,000	Norinchukin Bank 5.43%, 03/09/2028(1)(7)	250,004
	PNC Financial Services Group, Inc.
110,000	5.07%, 01/24/2034, (5.07% fixed rate until 01/24/2033; 6 mo. USD SOFR + 1.93% thereafter)(6)	108,164
115,000	5.68%, 01/22/2035, (5.68% fixed rate until 01/22/2034; 6 mo. USD SOFR + 1.90% thereafter)(6)	117,874
90,000	6.88%, 10/20/2034, (6.88% fixed rate until 10/20/2033; 6 mo. USD SOFR + 2.28% thereafter)(6)	100,105
	Societe Generale SA
440,000	6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	441,299
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Commercial Banks - 9.4% - (continued)
$ 610,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(1)(6)	$ 609,444
200,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	215,471
120,000	Truist Financial Corp. 5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(6)	120,906
	UBS Group AG
325,000	5.43%, 02/08/2030, (5.43% fixed rate until 02/08/2029; 1 yr. USD CMT + 1.52% thereafter)(1)(6)	327,306
200,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	208,282
530,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	563,782
	Wells Fargo & Co.
230,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	199,958
265,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	232,348
165,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(6)	163,954
280,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	273,403
161,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	153,300
140,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	142,563
615,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	628,277
150,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	157,996
25,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	27,228
		21,136,462
	Commercial Services - 0.1%
	Howard University
100,000	2.90%, 10/01/2031	86,931
70,000	3.48%, 10/01/2041	51,352
		138,283
	Construction Materials - 0.0%
25,000	Carrier Global Corp. 5.90%, 03/15/2034(1)	26,684
	Diversified Financial Services - 0.6%
	American Express Co.
110,000	5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 6 mo. USD SOFR + 1.84% thereafter)(6)	109,979

The accompanying notes are an integral part of these financial statements.
18

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Diversified Financial Services - 0.6% - (continued)
$ 65,000	6.34%, 10/30/2026, (6.34% fixed rate until 10/30/2025; 6 mo. USD SOFR + 1.33% thereafter)(6)	$ 66,332
	Capital One Financial Corp.
195,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	177,290
330,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	296,253
205,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	202,276
55,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(6)	55,868
75,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	77,289
50,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 6 mo. USD SOFR + 2.86% thereafter)(6)	51,812
265,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	292,505
35,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	38,987
		1,368,591
	Electric - 5.7%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	75,114
42,000	4.15%, 08/15/2044	35,899
	Arizona Public Service Co.
85,000	5.55%, 08/01/2033	87,731
150,000	6.35%, 12/15/2032	162,565
145,000	Berkshire Hathaway Energy Co. 4.60%, 05/01/2053	127,809
250,000	CenterPoint Energy, Inc. 5.25%, 08/10/2026	253,642
95,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	83,465
195,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	136,810
	Dominion Energy, Inc.
234,000	3.38%, 04/01/2030	213,819
316,000	5.38%, 11/15/2032	320,449
10,000	6.30%, 03/15/2033	10,645
	Duke Energy Corp.
70,000	2.45%, 06/01/2030	60,936
1,245,000	2.55%, 06/15/2031	1,058,717
120,000	3.75%, 09/01/2046	92,290
215,000	4.50%, 08/15/2032	206,455
65,000	5.00%, 08/15/2052	60,023
82,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	57,801
	Edison International
95,000	4.13%, 03/15/2028	92,098
160,000	5.25%, 11/15/2028	161,434
60,000	6.95%, 11/15/2029	65,073
304,000	Evergy, Inc. 2.90%, 09/15/2029	273,650
	Eversource Energy
30,000	4.75%, 05/15/2026	29,811
445,000	5.13%, 05/15/2033	437,380
245,000	5.45%, 03/01/2028	249,294
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Electric - 5.7% - (continued)
$ 125,000	5.50%, 01/01/2034	$ 126,281
250,000	Florida Power & Light Co. 4.63%, 05/15/2030	251,296
	Georgia Power Co.
71,000	4.30%, 03/15/2042	62,731
240,000	4.65%, 05/16/2028	240,304
55,000	4.70%, 05/15/2032	54,333
122,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	108,254
15,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	15,161
115,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	119,842
295,000	National Grid PLC 5.60%, 06/12/2028	303,482
	National Rural Utilities Cooperative Finance Corp.
235,000	4.15%, 12/15/2032	221,082
160,000	5.00%, 02/07/2031	161,029
15,000	5.80%, 01/15/2033	15,823
	NextEra Energy Capital Holdings, Inc.
539,000	2.25%, 06/01/2030	460,249
295,000	4.63%, 07/15/2027	293,998
60,000	5.05%, 02/28/2033	59,774
125,000	5.75%, 09/01/2025	126,256
184,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	165,743
115,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	115,824
180,000	Ohio Power Co. 5.00%, 06/01/2033	180,236
180,000	Oncor Electric Delivery Co. LLC 5.65%, 11/15/2033	190,486
	Pacific Gas & Electric Co.
875,000	2.50%, 02/01/2031	724,774
175,000	3.25%, 06/01/2031	151,831
405,000	4.55%, 07/01/2030	386,748
310,000	5.45%, 06/15/2027	311,753
235,000	6.10%, 01/15/2029	243,470
275,000	6.15%, 01/15/2033	285,588
100,000	6.40%, 06/15/2033	106,051
10,000	Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	9,980
65,000	PPL Capital Funding, Inc. 4.13%, 04/15/2030	61,828
135,000	Public Service Enterprise Group, Inc. 6.13%, 10/15/2033	144,166
324,000	Puget Energy, Inc. 3.65%, 05/15/2025	316,538
47,000	Sempra 3.40%, 02/01/2028	44,741
	Southern California Edison Co.
232,000	2.25%, 06/01/2030	199,499
75,000	2.75%, 02/01/2032	64,370
72,000	2.85%, 08/01/2029	65,613
166,000	3.65%, 02/01/2050	126,156
2,000	4.00%, 04/01/2047	1,621
235,000	4.90%, 06/01/2026	235,734
175,000	5.20%, 06/01/2034	176,165
	Southern Co.
4,000	3.25%, 07/01/2026	3,860
158,000	3.70%, 04/30/2030	148,496
410,000	4.85%, 06/15/2028	412,304
105,000	5.20%, 06/15/2033	106,149
210,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	210,598
	Virginia Electric & Power Co.
62,000	2.45%, 12/15/2050	37,302
310,000	5.00%, 04/01/2033	310,855
260,000	5.00%, 01/15/2034	258,696
50,000	5.35%, 01/15/2054	49,769
90,000	Xcel Energy, Inc. 4.60%, 06/01/2032	87,230
		12,906,979

The accompanying notes are an integral part of these financial statements.
19

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Entertainment - 0.1%
	Warnermedia Holdings, Inc.
$ 320,000	4.28%, 03/15/2032	$ 292,652
30,000	5.05%, 03/15/2042	26,534
		319,186
	Food - 0.3%
	Conagra Brands, Inc.
337,000	4.85%, 11/01/2028	335,631
120,000	5.30%, 10/01/2026	121,327
40,000	General Mills, Inc. 4.95%, 03/29/2033	39,995
115,000	Sysco Corp. 5.75%, 01/17/2029	119,877
		616,830
	Gas - 0.8%
65,000	Boston Gas Co. 3.76%, 03/16/2032(1)	57,742
325,000	Brooklyn Union Gas Co. 4.87%, 08/05/2032(1)	302,605
70,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	70,868
	NiSource, Inc.
75,000	1.70%, 02/15/2031	60,535
242,000	3.49%, 05/15/2027	233,070
92,000	3.60%, 05/01/2030	85,706
250,000	5.25%, 03/30/2028	254,905
115,000	5.40%, 06/30/2033	117,762
	Southern California Gas Co.
370,000	5.20%, 06/01/2033	377,926
25,000	5.75%, 06/01/2053	25,963
50,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	52,308
	Southwest Gas Corp.
159,000	2.20%, 06/15/2030	135,135
35,000	4.15%, 06/01/2049	27,214
		1,801,739
	Hand/Machine Tools - 0.2%
445,000	Regal Rexnord Corp. 6.05%, 04/15/2028(1)	451,509
	Healthcare - Products - 0.2%
400,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	364,599
	Healthcare - Services - 0.3%
117,000	CommonSpirit Health 2.76%, 10/01/2024	114,861
45,000	Humana, Inc. 5.75%, 12/01/2028	46,603
175,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	131,265
25,000	Sutter Health 3.36%, 08/15/2050	18,671
	UnitedHealth Group, Inc.
87,000	4.75%, 07/15/2045	83,891
35,000	4.95%, 05/15/2062	33,775
95,000	5.35%, 02/15/2033	99,268
55,000	5.88%, 02/15/2053	61,118
65,000	6.05%, 02/15/2063	74,076
		663,528
	Household Products - 0.1%
245,000	Kenvue, Inc. 5.50%, 03/22/2025	246,949
	Insurance - 1.4%
40,000	Aon Corp. 2.80%, 05/15/2030	35,522
90,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	91,906
350,000	Athene Global Funding 2.65%, 10/04/2031(1)	285,871
170,000	Athene Holding Ltd. 5.88%, 01/15/2034	170,370
290,000	Brighthouse Financial Global Funding 1.75%, 01/13/2025(1)	279,076
	Corebridge Financial, Inc.
170,000	3.85%, 04/05/2029	160,470
25,000	6.05%, 09/15/2033(1)	26,147
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Insurance - 1.4% - (continued)
$ 50,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	$ 51,847
415,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	367,337
60,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	58,328
295,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	296,560
80,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	78,185
215,000	MetLife, Inc. 5.38%, 07/15/2033	221,923
470,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	388,774
190,000	Principal Financial Group, Inc. 5.38%, 03/15/2033	195,144
95,000	Principal Life Global Funding II 5.10%, 01/25/2029(1)	95,605
150,000	Protective Life Global Funding 5.47%, 12/08/2028(1)	154,039
259,000	Willis North America, Inc. 2.95%, 09/15/2029	232,726
		3,189,830
	Internet - 0.2%
375,000	Meta Platforms, Inc. 4.60%, 05/15/2028	378,650
	Investment Company Security - 0.2%
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	476,548
	IT Services - 0.1%
250,000	Apple, Inc. 4.15%, 05/10/2030	250,007
	Machinery-Diversified - 0.2%
40,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	41,725
366,000	Otis Worldwide Corp. 2.57%, 02/15/2030	323,763
		365,488
	Media - 1.3%
	Charter Communications Operating LLC/Charter Communications Operating Capital
40,000	3.50%, 03/01/2042	27,440
482,000	4.20%, 03/15/2028	463,068
380,000	4.40%, 12/01/2061	255,136
140,000	4.80%, 03/01/2050	106,747
68,000	5.13%, 07/01/2049	54,275
100,000	5.75%, 04/01/2048	87,022
	Comcast Corp.
434,000	3.20%, 07/15/2036	364,725
150,000	3.75%, 04/01/2040	128,246
425,000	4.55%, 01/15/2029	425,373
95,000	4.80%, 05/15/2033	95,167
165,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	137,854
	Discovery Communications LLC
100,000	3.90%, 11/15/2024	98,731
23,000	4.13%, 05/15/2029	21,817
472,000	5.20%, 09/20/2047	407,429
25,000	5.30%, 05/15/2049	21,640
	Paramount Global
165,000	4.38%, 03/15/2043	118,960
191,000	4.95%, 01/15/2031	180,460
		2,994,090
	Mining - 0.4%
260,000	Anglo American Capital PLC 3.88%, 03/16/2029(1)	244,485
150,000	BHP Billiton Finance USA Ltd. 4.90%, 02/28/2033	151,783

The accompanying notes are an integral part of these financial statements.
20

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Mining - 0.4% - (continued)
$ 200,000	Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(1)	$ 199,842
370,000	Glencore Funding LLC 6.38%, 10/06/2030(1)	396,360
		992,470
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
80,000	2.67%, 12/01/2026	74,813
70,000	3.57%, 12/01/2031	61,410
175,000	5.50%, 12/01/2024	174,148
		310,371
	Oil & Gas - 1.1%
	BP Capital Markets America, Inc.
130,000	3.38%, 02/08/2061	91,872
225,000	4.81%, 02/13/2033	224,704
65,000	4.89%, 09/11/2033	65,236
65,000	Canadian Natural Resources Ltd. 2.95%, 07/15/2030	57,242
	ConocoPhillips Co.
120,000	3.80%, 03/15/2052	95,067
115,000	5.05%, 09/15/2033	116,937
105,000	5.70%, 09/15/2063	110,897
160,000	Diamondback Energy, Inc. 6.25%, 03/15/2033	170,530
232,000	Equinor ASA 3.63%, 04/06/2040	198,272
	Hess Corp.
98,000	7.13%, 03/15/2033	113,428
201,000	7.30%, 08/15/2031	232,173
	Occidental Petroleum Corp.
98,000	6.13%, 01/01/2031	101,744
260,000	6.63%, 09/01/2030	277,212
60,000	Ovintiv, Inc. 7.38%, 11/01/2031	66,506
165,000	Phillips 66 Co. 4.95%, 12/01/2027	166,223
200,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	201,377
	Shell International Finance BV
190,000	3.00%, 11/26/2051	132,412
75,000	3.25%, 04/06/2050	55,063
		2,476,895
	Pharmaceuticals - 0.5%
173,000	AbbVie, Inc. 3.20%, 11/21/2029	161,117
	CVS Health Corp.
210,000	2.70%, 08/21/2040	147,733
7,000	4.13%, 04/01/2040	5,934
325,000	5.00%, 01/30/2029	328,617
71,000	5.13%, 02/21/2030	71,660
180,000	McKesson Corp. 5.10%, 07/15/2033	184,203
250,000	Pfizer Investment Enterprises Pte. Ltd. 4.45%, 05/19/2028	249,371
		1,148,635
	Pipelines - 1.7%
	Cheniere Energy Partners LP
35,000	3.25%, 01/31/2032	29,738
90,000	4.50%, 10/01/2029	85,892
100,000	Columbia Pipelines Holding Co. LLC 6.04%, 08/15/2028(1)	103,488
	Columbia Pipelines Operating Co. LLC
260,000	5.93%, 08/15/2030(1)	270,040
120,000	6.04%, 11/15/2033(1)	125,819
80,000	6.54%, 11/15/2053(1)	87,735
255,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	214,990
415,000	Enbridge, Inc. 5.70%, 03/08/2033	428,688
	Energy Transfer LP
75,000	5.25%, 04/15/2029	75,742
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Pipelines - 1.7% - (continued)
$ 470,000	6.40%, 12/01/2030	$ 499,475
350,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038(1)	357,817
	MPLX LP
50,000	2.65%, 08/15/2030	43,337
62,000	5.20%, 12/01/2047	56,159
	ONEOK, Inc.
180,000	3.10%, 03/15/2030	161,800
35,000	3.40%, 09/01/2029	32,349
50,000	4.35%, 03/15/2029	48,736
80,000	6.10%, 11/15/2032	84,222
60,000	Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	55,177
	Targa Resources Corp.
35,000	6.13%, 03/15/2033	36,704
80,000	6.15%, 03/01/2029	83,558
305,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	274,903
95,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	86,600
	Williams Cos., Inc.
100,000	2.60%, 03/15/2031	85,497
180,000	4.65%, 08/15/2032	174,660
225,000	4.90%, 03/15/2029	225,225
39,000	5.65%, 03/15/2033	40,558
		3,768,909
	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
195,000	3.65%, 03/15/2027	188,237
110,000	3.80%, 08/15/2029	103,722
250,000	5.25%, 07/15/2028	253,412
	Crown Castle, Inc.
40,000	2.50%, 07/15/2031	33,312
214,000	3.80%, 02/15/2028	203,389
330,000	4.80%, 09/01/2028	325,675
75,000	5.00%, 01/11/2028	74,555
160,000	5.60%, 06/01/2029	162,922
155,000	GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	152,761
50,000	VICI Properties LP 4.95%, 02/15/2030	48,513
		1,546,498
	Retail - 0.3%
200,000	AutoZone, Inc. 6.55%, 11/01/2033	220,403
180,000	Lowe's Cos., Inc. 4.80%, 04/01/2026	180,201
	O'Reilly Automotive, Inc.
230,000	4.70%, 06/15/2032	226,411
125,000	5.75%, 11/20/2026	128,085
		755,100
	Semiconductors - 0.3%
	Intel Corp.
88,000	3.25%, 11/15/2049	63,671
55,000	5.90%, 02/10/2063	59,583
	Marvell Technology, Inc.
50,000	2.95%, 04/15/2031	43,551
175,000	5.75%, 02/15/2029	181,274
155,000	NVIDIA Corp. 3.50%, 04/01/2040	133,596
214,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029	207,133
		688,808
	Software - 0.4%
	Oracle Corp.
70,000	2.95%, 04/01/2030	63,020

The accompanying notes are an integral part of these financial statements.
21

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.1% - (continued)
	Software - 0.4% - (continued)
$ 219,000	3.60%, 04/01/2040	$ 174,704
67,000	3.80%, 11/15/2037	57,100
450,000	5.38%, 07/15/2040	443,697
101,000	6.15%, 11/09/2029	107,742
		846,263
	Telecommunications - 0.7%
	AT&T, Inc.
420,000	2.55%, 12/01/2033	340,461
140,000	3.50%, 06/01/2041	110,949
49,000	3.65%, 09/15/2059	34,547
95,000	5.40%, 02/15/2034	97,362
245,000	5.54%, 02/20/2026	245,089
	T-Mobile USA, Inc.
55,000	2.05%, 02/15/2028	49,598
280,000	3.00%, 02/15/2041	208,481
160,000	3.88%, 04/15/2030	151,200
225,000	4.80%, 07/15/2028	225,534
170,000	Verizon Communications, Inc. 2.36%, 03/15/2032	141,026
		1,604,247
	Trucking & Leasing - 0.4%
455,000	DAE Funding LLC 1.55%, 08/01/2024(1)	443,364
	Penske Truck Leasing Co. LP/PTL Finance Corp.
225,000	4.40%, 07/01/2027(1)	220,049
250,000	5.55%, 05/01/2028(1)	254,338
75,000	6.05%, 08/01/2028(1)	77,873
		995,624
	Total Corporate Bonds (cost $69,929,814)	$ 68,034,051
FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
	Bermuda - 0.2%
	Bermuda Government International Bonds
400,000	2.38%, 08/20/2030(8)	$ 336,520
200,000	5.00%, 07/15/2032(8)	194,000
		530,520
	Chile - 0.1%
200,000	Chile Government International Bonds 4.95%, 01/05/2036	196,180
	Hungary - 0.3%
	Hungary Government International Bonds
305,000	5.50%, 03/26/2036(1)	298,607
265,000	6.13%, 05/22/2028(1)	272,579
		571,186
	Mexico - 0.4%
	Mexico Government International Bonds
690,000	6.00%, 05/07/2036	702,458
200,000	6.40%, 05/07/2054	201,228
		903,686
	Panama - 0.1%
220,000	Panama Government International Bonds 6.85%, 03/28/2054	196,722
	Romania - 0.5%
	Romania Government International Bonds
466,000	3.00%, 02/14/2031(8)	395,811
438,000	5.88%, 01/30/2029(1)	442,352
174,000	6.38%, 01/30/2034(1)	177,695
		1,015,858
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.8% - (continued)
	Saudi Arabia - 0.2%
	Saudi Government International Bonds
$ 400,000	5.00%, 01/18/2053(1)	$ 355,000
200,000	5.75%, 01/16/2054(1)	196,542
		551,542
	Total Foreign Government Obligations (cost $4,083,490)	$ 3,965,694
MUNICIPAL BONDS - 0.8%
	Airport - 0.1%
130,000	Dallas Fort Worth International Airport, TX, Rev 4.51%, 11/01/2051	$ 121,071
	Build America Bonds - 0.1%
115,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	129,768
155,000	State of California, CA, GO 7.30%, 10/01/2039	187,699
		317,467
	Development - 0.1%
345,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	336,177
	General - 0.3%
40,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	34,845
224,205	Commonwealth of Massachusetts, MA, Rev 4.11%, 07/15/2031	221,627
	County of Riverside, CA, Rev
55,000	2.96%, 02/15/2027	52,806
55,000	3.07%, 02/15/2028	52,529
65,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	52,352
230,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	218,751
		632,910
	Higher Education - 0.0%
	Marshall University, WV, Rev, (AGM Insured)
10,000	2.91%, 05/01/2026	9,615
10,000	3.63%, 05/01/2034	8,937
		18,552
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	15,390
40,000	5.18%, 11/15/2049	38,588
85,000	New York State Thruway Auth, NY, Rev 2.90%, 01/01/2035	72,984
		126,962
	Utilities - 0.1%
325,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	331,933
	Total Municipal Bonds (cost $2,041,300)	$ 1,885,072
U.S. GOVERNMENT AGENCIES - 36.4%
	Mortgage-Backed Agencies - 36.4%
	Federal Home Loan Mortgage Corp. - 4.8%
227,999	0.97%, 11/25/2030(3)(4)	$ 10,629
8,424	1.13%, 12/15/2027	7,976
1,405,673	1.21%, 06/25/2030(3)(4)	80,674
97,860	1.24%, 01/25/2030(3)(4)	5,143
9,899	1.25%, 12/15/2027	9,372
1,534,857	1.48%, 06/25/2030(3)(4)	106,240
463,723	1.50%, 12/25/2050	369,235

The accompanying notes are an integral part of these financial statements.
22

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal Home Loan Mortgage Corp. - 4.8% - (continued)
$ 1,093,031	1.54%, 05/25/2030(3)(4)	$ 78,794
1,223,957	1.68%, 05/25/2030(3)(4)	94,117
173,772	1.81%, 04/25/2030(3)(4)	13,983
446,272	2.00%, 07/25/2050	380,298
217,495	2.00%, 10/01/2051	176,095
2,229,480	2.00%, 12/01/2051	1,804,703
3,491,922	2.00%, 01/01/2052	2,822,871
19,661	2.50%, 12/15/2042	17,702
940,492	2.50%, 09/01/2051	793,221
1,811,297	5.00%, 09/01/2052	1,793,002
2,155,473	5.00%, 11/01/2052	2,142,517
98,878	7.19%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	100,476
166,193	7.34%, 06/25/2043, 30 day USD SOFR Average + 2.00%(1)(2)	167,647
		10,974,695
	Federal National Mortgage Association - 6.6%
41,549	1.25%, 02/25/2028	39,244
8,873	1.50%, 09/25/2027	8,437
139,665	2.00%, 10/01/2051	113,024
483,757	2.00%, 11/01/2051	390,586
5,605,980	2.00%, 04/01/2052	4,525,444
930,690	2.50%, 02/01/2052	784,973
1,228,041	2.50%, 05/01/2052	1,036,295
980,755	2.50%, 06/01/2052	828,150
931,831	2.50%, 07/01/2052	786,744
784,269	2.50%, 08/01/2052	661,700
282,000	3.00%, 12/25/2045	239,648
373,852	3.00%, 10/25/2046	332,772
313,000	3.00%, 03/25/2047	265,850
188,114	3.00%, 03/01/2050	166,634
1,912,627	3.00%, 11/01/2051	1,682,458
508,149	3.50%, 11/25/2042	470,041
735,000	4.50%, 12/25/2041	708,068
1,795,952	5.00%, 09/01/2052	1,777,812
		14,817,880
	Government National Mortgage Association - 6.4%
2,274,020	2.00%, 12/20/2050	1,899,814
2,084,610	2.50%, 03/20/2051	1,808,492
1,275,000	2.50%, 02/20/2054(9)	1,104,513
2,173,190	3.00%, 10/20/2051	1,950,874
2,400,000	3.00%, 02/20/2054(9)	2,152,292
3,249,550	3.50%, 08/20/2052	3,004,194
1,650,000	4.00%, 02/20/2054(9)	1,568,848
1,100,000	5.00%, 02/20/2054(9)	1,094,199
		14,583,226
	Uniform Mortgage-Backed Security - 18.6%
1,200,000	1.50%, 02/01/2039(9)	1,048,339
300,000	1.50%, 02/13/2054(9)	230,665
1,300,000	2.50%, 02/15/2039(9)	1,198,630
613,000	2.50%, 02/13/2054(9)	516,857
750,000	3.00%, 02/15/2039(9)	707,511
3,450,000	4.00%, 02/13/2054(9)	3,250,670
9,847,000	4.50%, 02/13/2054(9)	9,526,202
12,610,000	5.50%, 02/13/2054(9)	12,656,226
12,600,000	6.00%, 02/13/2054(9)	12,781,868
		41,916,968
	Total U.S. Government Agencies (cost $83,599,329)	$ 82,292,769
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 22.1%
	U.S. Treasury Securities - 22.1%
	U.S. Treasury Bonds - 12.0%
$ 1,570,000	1.25%, 05/15/2050	$ 815,971
1,495,000	1.38%, 11/15/2040	974,436
1,010,000	1.38%, 08/15/2050	542,559
2,455,000	1.63%, 11/15/2050	1,411,433
630,000	2.00%, 02/15/2050	401,625
1,248,000	2.38%, 11/15/2049	869,993
1,105,000	2.50%, 02/15/2045	821,887
1,935,000	2.88%, 05/15/2052	1,492,520
7,170,000	3.00%, 02/15/2047	5,741,322
1,525,000	3.00%, 02/15/2048	1,213,924
4,420,000	3.00%, 08/15/2052	3,500,088
2,095,000	3.13%, 02/15/2043	1,765,365
400,000	3.13%, 05/15/2048	325,625
1,780,000	3.38%, 08/15/2042	1,563,410
1,825,000	3.63%, 08/15/2043	1,652,195
1,840,000	3.63%, 02/15/2044	1,661,103
1,464,000	3.75%, 11/15/2043	1,347,509
275,000	3.88%, 08/15/2040	263,656
725,000	4.13%, 08/15/2053	711,746
		27,076,367
	U.S. Treasury Inflation-Protected Bonds - 0.7%
301,141	0.13%, 02/15/2052(10)	181,426
2,060,322	0.25%, 02/15/2050(10)	1,324,200
		1,505,626
	U.S. Treasury Inflation-Protected Notes - 1.3%
2,310,886	0.25%, 07/15/2029(10)	2,148,695
837,967	0.75%, 07/15/2028(10)	806,396
85,941	1.38%, 07/15/2033(10)	83,636
		3,038,727
	U.S. Treasury Notes - 8.1%
4,565,000	2.75%, 08/15/2032	4,165,919
9,105,000	2.88%, 05/15/2028(11)(12)	8,731,553
1,835,000	2.88%, 05/15/2032	1,695,296
3,055,000	3.75%, 12/31/2030	3,022,063
645,000	4.50%, 11/15/2033	672,715
		18,287,546
	Total U.S. Government Securities (cost $60,971,444)	$ 49,908,266
	Total Long-Term Investments (cost $284,265,660)	$ 266,354,869
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.0%
2,149,615	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $2,149,931; collateralized by U.S. Treasury Note at 4.00%, maturing 01/31/2031, with a market value of $2,192,625	$ 2,149,615
	Securities Lending Collateral - 0.1%
33,390	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(13)	33,390
111,300	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(13)	111,300

The accompanying notes are an integral part of these financial statements.
23

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
33,390	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(13)		$ 33,390
33,390	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(13)		33,390
			211,470
	Total Short-Term Investments (cost $2,361,085)		$ 2,361,085
	Total Investments (cost $286,626,745)	119.0%	$ 268,715,954
	Other Assets and Liabilities	(19.0)%	(42,861,117)
	Total Net Assets	100.0%	$ 225,854,837
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $67,673,254, representing 30.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $926,331, representing 0.4% of net assets.
(9)	Represents or includes a TBA transaction.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2024, the market value of securities pledged was $604,160.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2024, the market value of securities pledged was $896,650.
(13)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 2-Year Note Future	141	03/28/2024	$ 28,997,532	$ (33,704)
U.S. Treasury 5-Year Note Future	205	03/28/2024	22,220,078	(304,192)
U.S. Treasury 10-Year Note Future	41	03/19/2024	4,605,453	(26,902)
U.S. Treasury 10-Year Ultra Future	45	03/19/2024	5,259,375	(187,345)
U.S. Treasury Long Bond Future	16	03/19/2024	1,957,500	(112,164)
U.S. Treasury Ultra Bond Future	7	03/19/2024	904,531	(10,480)
Total futures contracts				$ (674,787)

The accompanying notes are an integral part of these financial statements.
24

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.IG.41.V1	USD	4,835,000	1.00%	12/20/2028	Quarterly	$ 85,652	$ —	$ 100,123	$ 14,471
Total centrally cleared credit default swap contracts						$ 85,652	$ —	$ 100,123	$ 14,471

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	$ 3,033	$ —	$ 157,877	$ 154,844
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	4,329	—	51,258	46,929
3.25% Fixed	12 Mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(5,280)	29,922	35,202
3.59% Fixed	12 Mo. USD SOFR	USD	1,255,000	09/20/2053	Annual	5,327	—	(9,691)	(15,018)
Total centrally cleared interest rate swaps contracts						$ 12,689	$ (5,280)	$ 229,366	$ 221,957
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 60,269,017	$ —	$ 60,269,017	$ —
Corporate Bonds	68,034,051	—	68,034,051	—
Foreign Government Obligations	3,965,694	—	3,965,694	—
Municipal Bonds	1,885,072	—	1,885,072	—
U.S. Government Agencies	82,292,769	—	82,292,769	—
U.S. Government Securities	49,908,266	—	49,908,266	—
Short-Term Investments	2,361,085	211,470	2,149,615	—
Swaps - Credit Default(2)	14,471	—	14,471	—
Swaps - Interest Rate(2)	236,975	—	236,975	—
Total	$ 268,967,400	$ 211,470	$ 268,755,930	$ —
Liabilities
Futures Contracts(2)	$ (674,787)	$ (674,787)	$ —	$ —
Swaps - Interest Rate(2)	(15,018)	—	(15,018)	—
Total	$ (689,805)	$ (674,787)	$ (15,018)	$ —

(1)	For the six-month period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
25

Hartford Large Cap Growth ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Automobiles & Components - 0.1%
2,677	Mobileye Global, Inc. Class A*	$ 69,227
	Capital Goods - 1.0%
4,261	Axon Enterprise, Inc.*	1,061,245
	Commercial & Professional Services - 1.0%
22,101	Copart, Inc.*	1,061,732
	Consumer Discretionary Distribution & Retail - 9.1%
55,749	Amazon.com, Inc.*	8,652,245
6,504	Ross Stores, Inc.	912,381
		9,564,626
	Consumer Durables & Apparel - 1.2%
1,714	Deckers Outdoor Corp.*	1,291,893
	Consumer Services - 1.9%
32,643	DraftKings, Inc. Class A*	1,274,709
15,258	Las Vegas Sands Corp.	746,421
		2,021,130
	Energy - 0.6%
3,910	Cheniere Energy, Inc.	641,201
	Financial Services - 4.3%
27,587	Block, Inc.*	1,793,431
10,403	KKR & Co., Inc.	900,692
19,654	Tradeweb Markets, Inc. Class A	1,874,795
		4,568,918
	Food, Beverage & Tobacco - 0.9%
16,236	Monster Beverage Corp.*	893,305
	Health Care Equipment & Services - 3.2%
12,120	Dexcom, Inc.*	1,470,762
5,114	Intuitive Surgical, Inc.*	1,934,217
		3,404,979
	Materials - 0.9%
4,223	Vulcan Materials Co.	954,440
	Media & Entertainment - 18.2%
45,790	Alphabet, Inc. Class A*	6,415,179
16,786	Liberty Media Corp.-Liberty Formula One Class C*	1,128,858
10,426	Live Nation Entertainment, Inc.*	926,350
15,168	Meta Platforms, Inc. Class A*	5,917,644
4,208	Netflix, Inc.*	2,373,775
26,641	Pinterest, Inc. Class A*	998,238
6,260	Spotify Technology SA*	1,348,091
		19,108,135
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
4,460	Danaher Corp.	1,069,999
6,666	Eli Lilly & Co.	4,303,636
22,852	Exact Sciences Corp.*	1,494,521
3,082	Vertex Pharmaceuticals, Inc.*	1,335,677
		8,203,833
	Semiconductors & Semiconductor Equipment - 14.5%
9,516	Advanced Micro Devices, Inc.*	1,595,738
22,143	ARM Holdings PLC ADR*(1)	1,564,846
2,703	Broadcom, Inc.	3,189,540
12,611	Micron Technology, Inc.	1,081,393
12,742	NVIDIA Corp.	7,839,770
		15,271,287
	Software & Services - 24.0%
3,403	Adobe, Inc.*	2,102,305
2,634	Intuit, Inc.	1,662,923
17,654	Microsoft Corp.	7,018,877
2,768	MongoDB, Inc.*	1,108,639
11,738	Oracle Corp.	1,311,135
9,715	Salesforce, Inc.*	2,730,789
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.0% - (continued)
	Software & Services - 24.0% - (continued)
3,205	ServiceNow, Inc.*		$ 2,453,107
18,306	Shopify, Inc. Class A*		1,465,762
7,287	Snowflake, Inc. Class A*		1,425,629
9,748	Workday, Inc. Class A*		2,837,350
4,629	Zscaler, Inc.*		1,090,917
			25,207,433
	Technology Hardware & Equipment - 6.8%
34,059	Apple, Inc.		6,280,480
38,442	Flex Ltd.*		912,613
			7,193,093
	Transportation - 1.5%
23,914	Uber Technologies, Inc.*		1,560,867
	Total Common Stocks (cost $76,998,410)		$ 102,077,344
EXCHANGE-TRADED FUNDS - 1.0%
	Other Investment Pools & Funds - 1.0%
3,617	iShares Russell 1000 Growth ETF		$ 1,123,296
	Total Exchange-Traded Funds (cost $1,125,196)		$ 1,123,296
	Total Long-Term Investments (cost $78,123,606)		$ 103,200,640
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.2%
$ 239,627	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $239,662; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $244,511		$ 239,627
	Securities Lending Collateral - 1.5%
241,205	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		241,205
804,016	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(2)		804,016
241,205	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		241,205
241,205	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		241,205
			1,527,631
	Total Short-Term Investments (cost $1,767,258)		$ 1,767,258
	Total Investments (cost $79,890,864)	99.7%	$ 104,967,898
	Other Assets and Liabilities	0.3%	284,464
	Total Net Assets	100.0%	$ 105,252,362
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.
26

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 69,227	$ 69,227	$ —	$ —
Capital Goods	1,061,245	1,061,245	—	—
Commercial & Professional Services	1,061,732	1,061,732	—	—
Consumer Discretionary Distribution & Retail	9,564,626	9,564,626	—	—
Consumer Durables & Apparel	1,291,893	1,291,893	—	—
Consumer Services	2,021,130	2,021,130	—	—
Energy	641,201	641,201	—	—
Financial Services	4,568,918	4,568,918	—	—
Food, Beverage & Tobacco	893,305	893,305	—	—
Health Care Equipment & Services	3,404,979	3,404,979	—	—
Materials	954,440	954,440	—	—
Media & Entertainment	19,108,135	19,108,135	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,203,833	8,203,833	—	—
Semiconductors & Semiconductor Equipment	15,271,287	15,271,287	—	—
Software & Services	25,207,433	25,207,433	—	—
Technology Hardware & Equipment	7,193,093	7,193,093	—	—
Transportation	1,560,867	1,560,867	—	—
Exchange-Traded Funds	1,123,296	1,123,296	—	—
Short-Term Investments	1,767,258	1,527,631	239,627	—
Total	$ 104,967,898	$ 104,728,271	$ 239,627	$ —

(1)	For the six-month period ended January 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
27

Hartford Municipal Opportunities ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4%
	Alabama - 3.4%
	Black Belt Energy Gas Dist, AL, Rev
$ 2,000,000	5.25%, 12/01/2027	$ 2,089,793
330,000	5.25%, 12/01/2053(1)	356,902
1,475,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2038	1,645,435
90,000	County of Jefferson, AL, GO 5.00%, 04/01/2024	90,254
2,335,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	2,546,747
100,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	105,058
2,000,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	2,088,992
2,600,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	2,775,961
415,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.50%, 01/01/2053(1)	449,904
1,590,000	State of Alabama Docks Department, AL, Rev, (AGM Insured) 5.00%, 10/01/2026	1,642,151
		13,791,197
	Alaska - 0.3%
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,231,915
	Arizona - 1.9%
6,000,000	Arizona Industrial Dev Auth, AZ, Rev 2.95%, 02/01/2048(1)	6,000,000
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	530,582
	Maricopa County Industrial Dev Auth, AZ, Rev
600,000	4.00%, 09/01/2037	610,046
230,000	4.00%, 10/15/2047(2)	204,107
195,000	5.00%, 09/01/2031	210,259
		7,554,994
	California - 8.7%
795,000	Bay Area Toll Auth, CA, Rev 4.85%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(3)	775,996
	California Community Choice Financing Auth, CA, Rev
755,000	5.00%, 12/01/2053(1)	797,472
3,375,000	5.50%, 05/01/2054(1)	3,610,292
205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	209,637
	California Municipal Finance Auth, CA, Rev,
180,000	(BAM Insured) 4.00%, 05/15/2034	186,839
600,000	(BAM Insured) 4.00%, 05/15/2037	612,427
2,250,000	5.00%, 06/30/2027	2,334,108
245,000	California Public Finance Auth, CA, Rev 2.38%, 11/15/2028(2)	238,429
835,000	California State University, CA, Rev 0.55%, 11/01/2049(1)	753,020
185,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM Insured) 4.00%, 08/01/2032	194,522
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	491,716
450,000	4.00%, 09/01/2046	425,789
525,000	4.00%, 09/01/2051	481,787
	City of Los Angeles Department of Airports, CA, Rev
800,000	4.00%, 05/15/2036	810,570
865,000	5.00%, 05/15/2037	968,325
110,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2030	119,896
150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(4)	110,493
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	California - 8.7% - (continued)
$ 5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	$ 656,150
15,900,000	Los Angeles Department of Water & Power, CA, Rev 2.85%, 07/01/2057(1)	15,900,000
205,000	Oakland Unified School Dist, CA, GO, (AGM Insured) 4.00%, 08/01/2034	212,520
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	701,403
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	103,537
475,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	547,031
	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev
345,000	4.00%, 05/01/2039	343,475
265,000	5.00%, 05/01/2050	273,575
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
80,000	(NATL Insured) 0.00%, 01/15/2026(4)	75,094
235,000	(NATL Insured) 0.00%, 01/15/2032(4)	177,816
70,000	(NATL Insured) 0.00%, 01/15/2035(4)	47,342
1,250,000	4.00%, 01/15/2034	1,335,659
1,500,000	State of California, CA, GO 3.00%, 05/01/2040(1)	1,500,000
		34,994,920
	Colorado - 2.8%
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,324,585
	Colorado Health Facs Auth, CO, Rev
105,000	4.00%, 12/01/2040	98,303
875,000	5.00%, 11/01/2033	981,989
835,000	5.00%, 08/01/2044	863,576
2,815,000	Colorado School of Mines, CO, Rev, (AGM Insured) 5.25%, 12/01/2052	3,060,522
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	164,121
365,000	E-470 Public Highway Auth, CO, Rev 3.91%, 09/01/2039, 1 mo. USD SOFR + 0.35%(3)	364,157
1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	1,123,730
300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	377,635
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	515,225
400,000	5.00%, 07/15/2029	437,668
500,000	5.00%, 01/15/2030	551,799
100,000	5.00%, 07/15/2032	111,611
195,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	189,878
		11,164,799
	Connecticut - 1.0%
100,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2034	108,810
425,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	425,660
	Connecticut State Health & Educational Facs Auth, CT, Rev
1,060,000	1.10%, 07/01/2049(1)	1,030,913
1,000,000	2.95%, 07/01/2049(1)(5)	1,001,919

The accompanying notes are an integral part of these financial statements.
28

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Connecticut - 1.0% - (continued)
$ 470,000	5.00%, 07/01/2030	$ 525,243
315,000	5.00%, 07/01/2031	355,662
845,000	State of Connecticut, CT, GO 3.00%, 06/01/2038	762,868
		4,211,075
	Delaware - 0.1%
200,000	Delaware River & Bay Auth, DE, Rev 5.00%, 01/01/2037	229,089
	District of Columbia - 0.4%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	238,237
455,000	5.00%, 07/01/2042	412,683
500,000	Metropolitan Washington Airports Auth Aviation, DC, Rev 5.00%, 10/01/2035	561,617
500,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2033	542,755
		1,755,292
	Florida - 3.0%
500,000	Alachua County School Board, FL, COP, (AGM Insured) 5.00%, 07/01/2028	543,669
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	190,386
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	124,369
400,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	353,580
270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	260,216
1,500,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2033	1,504,959
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,208,342
200,000	5.00%, 10/01/2036	220,804
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	405,148
1,000,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2037	1,035,913
680,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2024	686,605
475,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2037	536,397
950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	829,547
	Polk County Industrial Dev Auth, FL, Rev
435,000	5.00%, 01/01/2029	440,373
190,000	5.00%, 01/01/2055	169,004
35,000	Putnam County Dev Auth, FL, Rev 5.00%, 03/15/2042	36,507
445,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	333,667
2,000,000	Town of Davie, FL, Rev 5.00%, 04/01/2048	2,046,787
155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	139,338
1,230,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	1,273,407
		12,339,018
	Georgia - 4.3%
1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	1,355,721
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038(1)	96,242
400,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(1)	384,968
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Georgia - 4.3% - (continued)
$ 285,000	Dev Auth of Monroe County, GA, Rev 3.88%, 10/01/2048(1)	$ 285,616
	Main Street Natural Gas, Inc., GA, Rev
2,950,000	4.00%, 05/01/2052(1)	2,956,954
1,760,000	5.00%, 07/01/2053(1)	1,866,043
475,000	5.00%, 09/01/2053(1)	505,223
1,225,000	5.00%, 12/01/2053(1)	1,310,151
1,380,000	5.00%, 05/01/2054(1)	1,476,753
1,200,000	5.50%, 09/15/2025	1,223,966
	Municipal Electric Auth of Georgia, GA, Rev,
840,000	(AGM Insured) 4.00%, 01/01/2041	845,997
1,000,000	5.00%, 01/01/2028	1,038,211
1,000,000	(AGM Insured) 5.00%, 07/01/2048	1,071,054
520,000	5.00%, 07/01/2052	538,949
215,000	5.00%, 01/01/2056	218,509
2,300,000	State of Georgia, GA, GO 5.00%, 08/01/2024	2,323,108
		17,497,465
	Hawaii - 0.0%
100,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	105,905
	Idaho - 0.5%
820,000	Idaho Health Facs Auth, ID, Rev 4.00%, 03/01/2046	786,082
1,095,000	Idaho Housing & Finance Association, ID, Rev, (GNMA/FNMA/FHLMC/COLL Insured) 5.75%, 01/01/2053	1,194,267
		1,980,349
	Illinois - 10.3%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	262,645
380,000	5.25%, 04/01/2035	429,504
250,000	5.25%, 04/01/2036	280,208
	Chicago Board of Education, IL, GO,
110,000	(NATL Insured) 0.00%, 12/01/2026(4)	98,828
380,000	4.00%, 12/01/2047	330,781
250,000	5.00%, 12/01/2024	251,750
500,000	5.00%, 12/01/2028	523,284
1,100,000	5.00%, 12/01/2032	1,161,396
400,000	5.00%, 12/01/2046	400,652
2,500,000	5.25%, 12/01/2036	2,698,078
370,000	Chicago Midway International Airport, IL, Rev, (BAM Insured) 5.50%, 01/01/2038	424,550
	Chicago O'Hare International Airport, IL, Rev
650,000	4.50%, 01/01/2048	652,191
255,000	5.00%, 01/01/2032	286,458
200,000	(BAM Insured) 5.00%, 01/01/2037	224,279
1,785,000	(BAM Insured) 5.00%, 01/01/2038	1,984,823
445,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2024	446,849
275,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2045	286,690
	City of Chicago Wastewater Transmission, IL, Rev
90,000	5.00%, 01/01/2027	90,270
90,000	(NATL Insured) 5.50%, 01/01/2030	97,355
530,000	City of Chicago Waterworks, IL, Rev, (AGM Insured) 5.00%, 11/01/2037	601,485
500,000	City of Chicago, IL, GO, (NATL Insured) 0.00%, 01/01/2026(4)	469,332
1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	1,240,683
900,000	Cook County Community College Dist No. 508, IL, GO, (BAM Insured) 5.00%, 12/01/2038	1,007,070
335,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2030	376,795

The accompanying notes are an integral part of these financial statements.
29

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Illinois - 10.3% - (continued)
$ 265,000	County of Cook, IL, GO 5.00%, 11/15/2032	$ 297,777
	Illinois Finance Auth, IL, Rev
640,000	4.00%, 07/15/2039	651,262
235,000	5.00%, 08/15/2033	264,060
150,000	5.00%, 11/15/2045	151,936
305,000	5.00%, 05/15/2050(1)	305,692
	Illinois Housing Dev Auth, IL, Rev,
920,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.50%, 10/01/2053	988,550
495,000	(GNMA/FNMA/FHLMC Insured) 5.75%, 10/01/2053	530,314
	Illinois State Toll Highway Auth, IL, Rev
320,000	4.00%, 01/01/2040	327,063
460,000	5.00%, 01/01/2037	550,906
625,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM Insured) 5.00%, 12/01/2025	646,174
100,000	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO 5.00%, 01/01/2032	106,216
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
150,000	(AGM Insured) 0.00%, 02/01/2027(4)	135,719
515,000	(AGM Insured) 5.00%, 02/01/2025	523,916
	Metropolitan Pier & Exposition Auth, IL, Rev,
205,000	(NATL Insured) 0.00%, 12/15/2025(4)	191,657
595,000	4.00%, 12/15/2042	580,396
	Regional Transportation Auth, IL, Rev
150,000	5.00%, 06/01/2024	150,897
355,000	(NATL Insured) 6.00%, 07/01/2024	358,988
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	795,920
1,785,000	5.00%, 01/01/2026	1,848,015
500,000	5.00%, 01/01/2029	539,560
550,000	5.00%, 01/01/2030	618,907
1,870,000	5.00%, 01/01/2037	2,006,044
	State of Illinois Sales Tax, IL, Rev
115,000	5.00%, 06/15/2027	119,790
2,250,000	5.00%, 06/15/2035(5)	2,648,075
	State of Illinois, IL, GO
450,000	5.00%, 12/01/2024	455,861
1,010,000	5.00%, 11/01/2025	1,040,167
300,000	5.00%, 11/01/2027	319,802
535,000	5.00%, 03/01/2029	582,940
1,500,000	5.00%, 07/01/2032	1,707,232
465,000	5.00%, 12/01/2034	491,290
4,750,000	5.00%, 12/01/2042	5,189,246
325,000	5.00%, 03/01/2046	343,992
750,000	5.25%, 12/01/2030	806,934
550,000	5.50%, 03/01/2042	617,557
100,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2028	107,799
		41,626,610
	Indiana - 1.6%
267,615	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	238,329
2,550,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	2,605,879
195,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT Insured) 5.00%, 01/15/2029	214,934
3,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	3,348,101
		6,407,243
	Iowa - 0.4%
575,000	Iowa Finance Auth, IA, Rev 5.00%, 02/15/2027	603,976
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Iowa - 0.4% - (continued)
$ 350,000	Iowa Student Loan Liquidity Corp., IA, Rev 5.00%, 12/01/2025	$ 357,528
715,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	721,503
		1,683,007
	Kentucky - 0.4%
	Kentucky Public Energy Auth, KY, Rev
100,000	4.00%, 01/01/2049(1)	100,108
1,250,000	5.25%, 04/01/2054(1)	1,357,686
		1,457,794
	Louisiana - 0.3%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	289,046
305,000	Parish of St John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	290,392
490,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 4.22%, 05/01/2043, 1 mo. USD SOFR + 0.50%(3)	479,651
		1,059,089
	Maine - 0.1%
275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 4.00%, 07/01/2035	287,911
	Massachusetts - 4.1%
1,230,000	Massachusetts Clean Water Trust, MA, Rev 5.00%, 02/01/2024	1,230,000
	Massachusetts Dev Finance Agency, MA, Rev
3,500,000	4.00%, 07/15/2036	3,561,674
130,000	5.00%, 07/15/2024(2)	130,007
1,000,000	5.00%, 07/01/2025	1,023,324
680,000	5.00%, 07/01/2031	703,391
1,565,000	5.00%, 07/01/2034	1,739,056
350,000	5.00%, 07/01/2044	350,433
100,000	5.00%, 07/01/2048	103,003
380,000	5.00%, 10/01/2057(2)	353,179
405,000	5.15%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	403,156
325,000	5.25%, 07/01/2052	352,747
	Massachusetts Educational Financing Auth, MA, Rev
1,000,000	5.00%, 01/01/2025	1,014,644
100,000	5.00%, 07/01/2026	103,160
110,000	5.00%, 07/01/2027	114,508
5,600,000	Massachusetts Health & Educational Facs Auth, MA, Rev 3.40%, 07/01/2027(1)	5,600,000
		16,782,282
	Michigan - 1.4%
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,177,244
750,000	5.00%, 11/01/2032	821,641
	Michigan State Housing Dev Auth, MI, Rev
540,000	4.25%, 06/01/2049	540,951
335,000	4.25%, 12/01/2049	335,952
1,275,000	5.75%, 06/01/2054	1,369,082
540,000	Michigan Strategic Fund, MI, Rev 3.88%, 06/01/2053(1)	534,926
275,000	New Haven Community Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	307,983
500,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2025	511,199
		5,598,978

The accompanying notes are an integral part of these financial statements.
30

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Minnesota - 0.7%
$ 575,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG Insured) 5.00%, 02/01/2025	$ 586,034
384,268	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	322,187
750,000	Minnesota Higher Education Facs Auth, MN, Rev 3.00%, 10/01/2038	681,845
	Minnesota Housing Finance Agency, MN, Rev,
515,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.05%, 07/01/2031	538,206
530,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.05%, 01/01/2032	555,077
		2,683,349
	Mississippi - 0.3%
1,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	1,076,374
	Missouri - 1.1%
400,000	City of St Louis Airport, MO, Rev 5.00%, 07/01/2031	431,756
	Health & Educational Facs Auth of the State of Missouri, MO, Rev
850,000	4.00%, 01/01/2050(1)	814,023
555,000	5.00%, 06/01/2032	635,020
510,000	Kansas City Industrial Dev Auth, MO, Rev 5.00%, 03/01/2032	541,951
1,440,000	Missouri Housing Dev Commission, MO, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/01/2047	1,444,138
650,000	St Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	655,263
		4,522,151
	Nebraska - 0.8%
	Central Plains Energy Project, NE, Rev
1,500,000	4.00%, 12/01/2049(1)	1,505,735
1,365,000	5.00%, 05/01/2054(1)	1,442,376
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	288,616
		3,236,727
	Nevada - 1.2%
260,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	255,520
280,000	City of Reno, NV, Rev, (AGM Insured) 5.00%, 06/01/2033	303,928
300,000	Clark County School Dist, NV, GO 5.00%, 06/15/2035	326,037
2,850,000	County of Clark Department of Aviation, NV, Rev 5.00%, 07/01/2026	2,959,450
250,000	County of Clark Passenger Facility Charge, NV, Rev 5.00%, 07/01/2028	274,664
	Las Vegas Convention & Visitors Auth, NV, Rev
200,000	5.00%, 07/01/2029	201,399
500,000	5.00%, 07/01/2034	553,160
		4,874,158
	New Hampshire - 1.2%
	New Hampshire Business Finance Auth, NH, Rev
1,295,000	4.00%, 12/01/2028	1,307,785
80,000	4.00%, 01/01/2041	66,274
650,000	(BAM Insured) 5.00%, 06/01/2036	750,104
715,000	(BAM Insured) 5.00%, 12/01/2036	821,271
860,000	(BAM Insured) 5.00%, 12/01/2037	979,106
665,000	(BAM Insured) 5.00%, 12/01/2038	751,426
		4,675,966
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	New Jersey - 1.1%
	New Jersey Economic Dev Auth, NJ, Rev
$ 350,000	5.00%, 03/01/2028	$ 380,224
755,000	5.00%, 11/01/2034	875,773
430,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2025	440,398
300,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 06/15/2038	342,720
	New Jersey Turnpike Auth, NJ, Rev
250,000	4.00%, 01/01/2033	259,853
385,000	5.00%, 01/01/2033	417,106
	Newark Board of Education, NJ, GO,
295,000	(School Board Reserve Fund Insured) 5.00%, 07/15/2024	297,166
325,000	(BAM School Board Reserve Fund Insured) 5.00%, 07/15/2027	345,976
340,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	349,100
	Tobacco Settlement Financing Corp., NJ, Rev
340,000	5.00%, 06/01/2024	341,577
250,000	5.00%, 06/01/2029	269,016
		4,318,909
	New Mexico - 1.0%
2,150,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,810,501
	New Mexico Mortgage Finance Auth, NM, Rev,
45,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	44,836
1,855,000	(GNMA/FNMA/FHLMC Insured) 6.50%, 09/01/2054	2,064,606
		3,919,943
	New York - 10.8%
	City of New York, NY, GO
280,000	5.00%, 10/01/2033	333,505
530,000	5.00%, 04/01/2036	572,762
	Long Island Power Auth, NY, Rev
500,000	0.85%, 09/01/2050(1)	476,946
295,000	5.00%, 09/01/2033	325,704
	Metropolitan Transportation Auth, NY, Rev
2,000,000	5.00%, 11/15/2029	2,045,956
265,000	5.00%, 11/15/2032	270,536
195,000	5.00%, 11/15/2033	218,015
1,000,000	5.00%, 11/15/2045(1)	1,079,707
575,000	5.00%, 11/15/2048	603,485
	New York City Industrial Dev Agency, NY, Rev,
670,000	(AGM Insured) 3.00%, 01/01/2033	639,001
150,000	(AGM Insured) 5.00%, 03/01/2030	167,884
	New York City Municipal Water Finance Auth, NY, Rev
1,200,000	3.00%, 06/15/2040	1,069,928
690,000	4.13%, 06/15/2047	693,615
500,000	5.00%, 06/15/2040	543,394
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
185,000	4.00%, 11/01/2035	197,198
580,000	4.00%, 11/01/2036	612,044
2,305,000	4.00%, 02/01/2038	2,387,254
1,000,000	4.00%, 11/01/2038	1,031,310
465,000	5.00%, 11/01/2033	537,035
570,000	5.00%, 05/01/2038	619,867
	New York City Transitional Finance Auth, NY, Rev
200,000	5.00%, 05/01/2037	236,398
1,360,000	5.00%, 05/01/2038	1,592,640
2,250,000	5.00%, 11/01/2038	2,642,655
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	399,082
405,000	2.75%, 02/15/2044	309,485

The accompanying notes are an integral part of these financial statements.
31

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	New York - 10.8% - (continued)
$ 2,175,000	5.00%, 11/15/2044(2)	$ 2,176,995
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	876,094
1,650,000	4.00%, 03/15/2038	1,704,807
2,000,000	4.00%, 05/01/2039	1,990,697
675,000	4.00%, 03/15/2040	686,833
2,250,000	5.00%, 03/15/2036	2,253,419
105,000	5.00%, 05/01/2037	117,364
1,000,000	5.00%, 05/01/2052	1,065,218
1,900,000	New York State Housing Finance Agency, NY, Rev 3.60%, 11/15/2037(1)	1,900,000
200,000	New York State Thruway Auth, NY, Rev 5.00%, 01/01/2038(5)	232,973
	New York State Urban Dev Corp., NY, Rev
2,000,000	4.00%, 03/15/2037	2,080,092
515,000	5.00%, 03/15/2038	547,784
	New York Transportation Dev Corp., NY, Rev
440,000	4.00%, 12/01/2038	430,583
130,000	5.00%, 12/01/2024	130,917
650,000	5.00%, 12/01/2030	707,636
515,000	5.00%, 12/01/2032	569,128
695,000	6.00%, 04/01/2035	779,823
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	490,074
185,000	4.00%, 07/15/2040	189,723
800,000	5.00%, 11/15/2035	823,809
835,000	5.00%, 01/15/2037	928,920
290,000	5.00%, 12/01/2037	322,702
700,000	5.00%, 11/01/2038	744,158
500,000	5.00%, 12/01/2038	552,924
390,000	Syracuse Industrial Dev Agency, NY, Rev 5.00%, 01/01/2031	293,100
260,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2049	280,026
1,150,000	Westchester County Local Dev Corp., NY, Rev 3.20%, 07/01/2028(2)	1,123,451
		43,604,656
	North Carolina - 0.7%
935,000	North Carolina Housing Finance Agency, NC, Rev, (GNMA/FNMA/FHLMC Insured) 3.75%, 07/01/2052	924,009
	North Carolina Medical Care Commission, NC, Rev
255,000	4.00%, 01/01/2025	252,606
1,455,000	4.00%, 09/01/2051	1,134,955
395,000	5.00%, 01/01/2038	397,546
145,000	5.00%, 01/01/2039	134,064
210,000	5.00%, 01/01/2044	205,329
		3,048,509
	Ohio - 2.2%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2036	1,044,748
1,000,000	4.00%, 02/15/2037	1,033,754
1,230,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	1,161,270
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM Insured) 5.00%, 11/15/2030	109,269
250,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2029	279,271
1,435,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	1,439,015
845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	850,337
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Ohio - 2.2% - (continued)
$ 805,000	Ohio Higher Educational Facs Commission, OH, Rev 5.00%, 07/01/2035	$ 938,968
425,000	Ohio Housing Finance Agency, OH, Rev 3.00%, 03/01/2052	410,784
600,000	Southern Ohio Port Auth, OH, Rev 6.50%, 12/01/2030(2)	457,026
360,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	354,055
890,000	Summit County Dev Finance Auth, OH, Rev 5.75%, 12/01/2053	939,858
		9,018,355
	Oklahoma - 0.3%
925,000	Canadian County Educational Facs Auth, OK, Rev 5.00%, 09/01/2033	1,052,556
	Oklahoma Dev Finance Auth, OK, Rev
30,000	5.25%, 08/15/2048	29,745
30,000	5.50%, 08/15/2057	30,195
		1,112,496
	Oregon - 1.1%
30,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038(1)	32,172
20,000	Marion County School Dist No. 15 North Marion, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(4)	11,320
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	60,278
	Port of Portland Airport, OR, Rev
270,000	5.00%, 07/01/2029	293,822
575,000	5.00%, 07/01/2030	633,758
1,910,000	5.00%, 07/01/2038	2,113,846
1,000,000	5.00%, 07/01/2044	1,037,597
	Salem Hospital Facs Auth, OR, Rev
40,000	5.00%, 05/15/2038	39,635
30,000	5.00%, 05/15/2048	27,849
40,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	40,075
55,000	State of Oregon, OR, GO 4.00%, 12/01/2048	54,815
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(4)	67,137
		4,412,304
	Pennsylvania - 3.4%
135,000	Armstrong School Dist, PA, GO, (BAM State Aid Withholding Insured) 4.00%, 03/15/2035	140,523
735,000	City of Philadelphia Water & Wastewater, PA, Rev, (AGM Insured) 5.00%, 09/01/2036	866,677
3,000,000	Coatesville School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.25%, 11/15/2037	3,298,047
100,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2027	105,591
265,000	Delaware Valley Regional Finance Auth, PA, Rev 5.75%, 07/01/2032	317,337
585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM Insured) 5.00%, 07/01/2037	641,054
345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	249,207
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	234,236

The accompanying notes are an integral part of these financial statements.
32

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Pennsylvania - 3.4% - (continued)
$ 240,000	5.00%, 12/01/2044	$ 245,926
100,000	5.00%, 12/01/2046	99,588
	Pennsylvania Economic Dev Financing Auth, PA, Rev
400,000	5.00%, 05/15/2036	457,505
100,000	5.00%, 05/15/2038	111,698
	Pennsylvania Higher Educational Facs Auth, PA, Rev
250,000	5.00%, 05/01/2025	254,750
750,000	5.00%, 05/01/2037	774,020
320,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	318,735
150,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2030	161,259
	Pittsburgh Water & Sewer Auth, PA, Rev,
15,000	(AGM Insured) 5.00%, 09/01/2034	16,691
1,245,000	(AGM Insured) 5.00%, 09/01/2036	1,463,680
1,000,000	(AGM Insured) 5.00%, 09/01/2037	1,163,033
	School Dist of Philadelphia, PA, GO,
280,000	(NATL State Aid Withholding Insured) 5.00%, 06/01/2027	296,837
610,000	(State Aid Withholding Insured) 5.00%, 09/01/2032	669,734
875,000	(State Aid Withholding Insured) 5.00%, 09/01/2035	1,004,857
590,000	School Dist of the City of Erie, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2028	634,098
375,000	Wilkes-Barre Area School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	388,755
		13,913,838
	Puerto Rico - 1.6%
2,950,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	3,114,941
	Puerto Rico Sales Tax Financing Corp., PR, Rev
109,000	0.00%, 07/01/2024(4)	107,311
3,119,000	0.00%, 07/01/2029(4)	2,534,643
625,000	5.00%, 07/01/2058	625,462
		6,382,357
	Rhode Island - 0.3%
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	418,637
765,000	5.00%, 12/01/2028	817,887
		1,236,524
	South Carolina - 1.1%
785,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	849,606
580,000	Piedmont Municipal Power Agency, SC, Rev 5.00%, 01/01/2025	588,703
410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC, Rev 5.00%, 12/01/2029	418,562
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	515,736
625,000	4.00%, 12/01/2038	625,198
175,000	5.00%, 12/01/2025	179,732
1,255,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	1,365,192
		4,542,729
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	South Dakota - 0.2%
	South Dakota Housing Dev Auth, SD, Rev
$ 465,000	4.50%, 11/01/2048	$ 467,931
290,000	(GNMA/FNMA/FHLMC/COLL Insured) 6.00%, 05/01/2054	310,632
		778,563
	Tennessee - 1.2%
110,000	Chattanooga Health Educational & Housing Facs Board, TN, Rev 5.00%, 08/01/2044	113,764
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
1,175,000	5.00%, 07/01/2031	1,313,342
835,000	5.00%, 07/01/2033	963,216
515,000	5.00%, 05/01/2035	586,792
195,000	5.00%, 05/01/2038	216,328
590,000	Metropolitan Nashville Airport Auth, TN, Rev 5.50%, 07/01/2040	662,270
	Tennessee Energy Acquisition Corp., TN, Rev
295,000	5.00%, 02/01/2025	296,132
590,000	5.00%, 02/01/2027	599,572
60,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	59,806
		4,811,222
	Texas - 12.3%
	Arlington Higher Education Finance Corp., TX, Rev,
450,000	(PSF-GTD Insured) 5.00%, 08/15/2037	508,943
805,000	(PSF-GTD Insured) 5.00%, 08/15/2040	895,155
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	165,740
1,065,000	Boerne Independent School Dist, TX, GO, (PSF-GTD Insured) 3.13%, 02/01/2053(1)	1,062,248
500,000	Brazos Higher Education Auth, Inc., TX, Rev 5.00%, 04/01/2025	506,791
	Central Texas Regional Mobility Auth, TX, Rev
1,425,000	4.00%, 01/01/2035	1,498,615
505,000	4.00%, 01/01/2036	527,417
1,490,000	5.00%, 01/01/2046	1,584,977
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,153,644
500,000	5.00%, 11/15/2039	544,488
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,535,000	4.00%, 08/15/2033	1,559,817
100,000	4.00%, 08/15/2034	101,461
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	568,518
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
750,000	(AGM-CR AMBAC Insured) 0.00%, 09/01/2025(4)	711,351
425,000	4.00%, 09/01/2026	434,452
1,135,000	City of Houston, Combined Utility System, TX, Rev, (AGM Insured) 0.00%, 12/01/2024(4)	1,103,653
555,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	534,009
	Clear Creek Independent School Dist, TX, GO,
425,000	(PSF-GTD Insured) 0.28%, 02/15/2038(1)	417,524
1,410,000	(PSF-GTD Insured) 3.60%, 02/15/2035(1)	1,419,147
1,310,000	Cypress-Fairbanks Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2037	1,530,205
	Dallas Fort Worth International Airport, TX, Rev
1,500,000	5.00%, 11/01/2031	1,669,177
1,500,000	5.00%, 11/01/2032	1,687,551

The accompanying notes are an integral part of these financial statements.
33

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Texas - 12.3% - (continued)
$ 1,000,000	Eagle Mountain & Saginaw Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2033	$ 1,169,117
1,495,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD Insured) 3.65%, 08/01/2052(1)	1,495,660
500,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2033	585,330
450,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	458,107
615,000	Harris County-Houston Sports Auth, TX, Rev 5.00%, 11/15/2033	620,145
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	435,962
825,000	Hutto Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/01/2036	968,849
100,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2024	100,702
	Lower Colorado River Auth, TX, Rev,
1,665,000	(AGM Insured) 5.00%, 05/15/2035	1,930,930
675,000	5.00%, 05/15/2038	752,813
500,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2046	396,024
3,000,000	North Texas Tollway Auth, TX, Rev 4.13%, 01/01/2040	3,073,107
	Northside Independent School Dist, TX, GO,
1,250,000	(PSF-GTD Insured) 2.00%, 06/01/2052(1)	1,194,739
1,000,000	(PSF-GTD Insured) 5.00%, 08/01/2036	1,155,710
1,020,000	(PSF-GTD Insured) 5.00%, 08/01/2038	1,164,059
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	1,817,011
500,000	Southwest Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/01/2036	576,106
7,000,000	State of Texas, TX, GO 3.50%, 12/01/2050(1)	7,000,000
1,610,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,676,501
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	518,462
200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	104,649
2,000,000	Texas Transportation Commission State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,923,049
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	221,156
250,000	4.00%, 09/01/2035	245,173
		49,768,244
	Utah - 1.1%
1,000,000	City of Salt Lake City Airport, UT, Rev 5.00%, 07/01/2029	1,067,956
590,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	599,672
1,500,000	County of Utah, UT, Rev 5.00%, 05/15/2045	1,503,961
1,250,000	Utah Transit Auth, UT, Rev, (AGM Insured) 5.25%, 06/15/2029	1,394,681
		4,566,270
	Virginia - 2.2%
1,325,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	1,467,683
945,000	Halifax County Industrial Dev Auth, VA, Rev 1.65%, 12/01/2041(1)	934,004
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	770,794
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Virginia - 2.2% - (continued)
$ 255,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	$ 256,857
	Virginia Beach Dev Auth, VA, Rev
620,000	5.38%, 09/01/2029	638,383
630,000	7.00%, 09/01/2059	678,691
850,000	Virginia Commonwealth Transportation Board, VA, Rev 4.00%, 05/15/2030	851,078
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	1,006,755
1,100,000	4.00%, 07/01/2034	1,105,076
835,000	5.00%, 07/01/2035	916,152
350,000	5.00%, 12/31/2047	365,140
		8,990,613
	Washington - 1.4%
500,000	King County School Dist No. 210 Federal Way, WA, GO, (School Board Guaranty Insured) 4.00%, 12/01/2036	511,867
	State of Washington, WA, GO
1,105,000	4.00%, 07/01/2035	1,185,903
460,000	5.00%, 08/01/2044	502,040
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,439,221
1,725,000	5.00%, 10/01/2042	1,725,485
500,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2031(2)	451,744
		5,816,260
	West Virginia - 0.6%
	West Virginia Economic Dev Auth, WV, Rev
390,000	2.55%, 03/01/2040(1)	388,748
1,870,000	3.75%, 12/01/2042(1)	1,866,535
		2,255,283
	Wisconsin - 2.5%
	Public Finance Auth, WI, Rev
505,000	4.00%, 10/01/2041	441,870
835,000	4.00%, 10/01/2046(1)	853,333
170,000	(AGM Insured) 4.00%, 07/01/2050	162,687
50,000	5.00%, 09/01/2025(2)	49,870
1,000,000	(AGM Insured) 5.00%, 07/01/2036	1,062,018
485,000	5.00%, 07/01/2038	499,550
750,000	5.00%, 10/01/2043(2)	660,090
465,000	5.00%, 10/01/2044	484,623
1,255,000	5.00%, 02/01/2052	1,267,776
105,000	5.25%, 07/01/2038(2)	112,067
2,250,000	5.50%, 07/01/2043(2)	2,388,456
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035	325,796
220,000	4.00%, 04/01/2039	223,328
120,000	Wisconsin Center Dist, WI, Rev, (AGM Insured) 0.00%, 12/15/2029(4)	98,478
	Wisconsin Health & Educational Facs Auth, WI, Rev
595,000	4.00%, 08/15/2046	473,308
500,000	4.00%, 01/01/2057	288,885
840,000	5.00%, 11/01/2039	732,610
200,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD SECT 8) 0.50%, 11/01/2050(1)	193,731
		10,318,476
	Total Municipal Bonds (cost $388,466,017)	$ 385,643,208

The accompanying notes are an integral part of these financial statements.
34

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
$ 1,145,000	3.15%, 10/15/2036		$ 985,415
	Total U.S. Government Agencies (cost $1,165,468)		$ 985,415
	Total Long-Term Investments (cost $389,631,485)		$ 386,628,623
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
3,336,184	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $3,336,675; collateralized by U.S. Treasury Note at 4.00%, maturing 01/31/2031, with a market value of $3,402,941		$ 3,336,184
	Total Short-Term Investments (cost $3,336,184)		$ 3,336,184
	Total Investments (cost $392,967,669)	96.4%	$ 389,964,807
	Other Assets and Liabilities	3.6%	14,381,302
	Total Net Assets	100.0%	$ 404,346,109
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $10,187,592, representing 2.5% of net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,887,617 at January 31, 2024.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 385,643,208	$ —	$ 385,643,208	$ —
U.S. Government Agencies	985,415	—	985,415	—
Short-Term Investments	3,336,184	—	3,336,184	—
Total	$ 389,964,807	$ —	$ 389,964,807	$ —

(1)	For the six-month period ended January 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
35

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments
January 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 2.5%
	Materials - 2.5%
878	Aclara Resources, Inc.*		$ 295
300	Agnico Eagle Mines Ltd.		14,748
1,300	Eldorado Gold Corp.*		15,873
600	Endeavour Mining PLC		10,459
4,641	Newmont Corp.		160,161
2,100	Northern Star Resources Ltd.		18,255
8,200	OceanaGold Corp.		16,510
4,100	Pan American Silver Corp.		55,432
	Total Common Stocks (cost $325,024)		$ 291,733
SHORT-TERM INVESTMENTS - 88.8%
	Other Investment Pools & Funds - 3.7%
437,997	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(1)		$ 437,997
	U.S. Treasury Securities - 85.1%
	U.S. Treasury Bills - 85.1%
$ 1,380,000	5.15%, 02/22/2024(2)		1,375,730
1,030,000	5.23%, 02/29/2024(2)		1,025,742
800,000	5.23%, 04/25/2024(2)		790,299
1,310,000	5.24%, 03/28/2024(2)		1,299,364
1,520,000	5.24%, 04/18/2024(2)		1,503,108
600,000	5.26%, 04/04/2024(2)		594,509
1,260,000	5.27%, 04/11/2024(2)		1,247,278
890,000	5.27%, 05/02/2024(2)		878,298
1,400,000	5.28%, 03/14/2024(2)		1,391,347
			10,105,675
	Total Short-Term Investments (cost $10,543,805)		$ 10,543,672
	Total Investments (cost $10,868,829)	91.3%	$ 10,835,405
	Other Assets and Liabilities	8.7%	1,035,563
	Total Net Assets	100.0%	$ 11,870,968
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Commodity Strategy Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2024, the Fund invested 11.8% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
(2)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	10	03/28/2024	$ 802,700	$ 30,448
Coffee 'C' Future	5	03/18/2024	363,844	41,103
Copper Future	8	03/26/2024	781,200	25,678
Corn Future	16	03/14/2024	358,600	(7,397)
Cotton No. 2 Future	5	03/06/2024	212,925	13,662
Gasoline RBOB Future	3	02/29/2024	281,131	22,453
Gold 100oz Future	6	04/26/2024	1,240,440	9,581
KC Hard Red Winter Wheat Future	6	03/14/2024	186,600	(10,458)
Lean Hogs Future	8	04/12/2024	271,440	20,320
LME Lead Future	4	03/18/2024	218,932	10,627
LME Nickel Future	4	03/18/2024	387,648	(13,735)
LME Primary Aluminum Future	15	12/16/2024	893,220	(118,173)
LME Zinc Future	9	03/18/2024	566,854	7,847
Low Sulphur Gas Oil Future	4	03/12/2024	334,800	45,366
Micro Gold Future	40	04/26/2024	826,960	4,372
Micro WTI Crude Oil Future	48	02/16/2024	364,080	5,855
Natural Gas Future	29	02/27/2024	609,000	(28,450)
NY Harbor ULSD Future	2	02/29/2024	233,957	25,522
Primary Aluminum Future	14	03/18/2024	792,722	41,476
The accompanying notes are an integral part of these financial statements.
36

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Futures Contracts Outstanding at January 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Silver 1000oz Future	3	03/26/2024	$ 69,507	$ 677
Silver Future	5	03/26/2024	579,225	(5,186)
Soybean Future	6	03/14/2024	366,675	(5,370)
Soybean Meal Future	10	03/14/2024	368,300	(24,531)
Soybean Oil Future	14	03/14/2024	386,568	(31,599)
Wheat Future	9	03/14/2024	267,862	(6,145)
World Sugar No. 11 Future	6	02/29/2024	162,153	9,359
WTI Crude Future	8	02/20/2024	606,800	2,202
Total				$ 65,504
Short position contracts:
LME Lead Future	2	03/18/2024	$ 109,466	$ (5,628)
LME Nickel Future	2	03/18/2024	193,824	3,834
LME Primary Aluminum Future	15	12/16/2024	893,220	39,725
LME Zinc Future	7	03/18/2024	440,886	14,141
Primary Aluminum Future	5	03/18/2024	283,115	5,716
Total				$ 57,788
Total futures contracts				$ 123,292
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Materials	$ 291,733	$ 291,733	$ —	$ —
Short-Term Investments	10,543,672	437,997	10,105,675	—
Futures Contracts(2)	379,964	379,964	—	—
Total	$ 11,215,369	$ 1,109,694	$ 10,105,675	$ —
Liabilities
Futures Contracts(2)	$ (256,672)	$ (256,672)	$ —	$ —
Total	$ (256,672)	$ (256,672)	$ —	$ —

(1)	For the six-month period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
37

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.3%
	Commercial Banks - 1.1%
$ 200,000	AIB Group PLC 6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(2)	$ 209,993
400,000	Banco Santander SA 1.72%, 09/14/2027, (1.72% fixed rate until 09/14/2026; 1 yr. USD CMT + 0.90% thereafter)(2)	362,763
335,000	Barclays PLC 7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(2)	345,873
621,000	Lloyds Banking Group PLC 5.99%, 08/07/2027, (5.99% fixed rate until 08/07/2026; 1 yr. USD CMT + 1.48% thereafter)(2)	630,128
264,000	NatWest Group PLC 7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(2)	273,538
757,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(2)	697,408
		2,519,703
	Diversified Financial Services - 0.9%
1,425,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	1,322,187
580,000	Aircastle Ltd. 5.95%, 02/15/2029(1)	579,633
		1,901,820
	REITS - 0.2%
486,000	Highwoods Realty LP 7.65%, 02/01/2034	534,394
	Semiconductors - 0.1%
273,000	Qorvo, Inc. 1.75%, 12/15/2024	263,300
	Total Corporate Bonds (cost $5,330,251)	$ 5,219,217
MUNICIPAL BONDS - 80.1%
	Alabama - 2.7%
	Black Belt Energy Gas Dist, AL, Rev
920,000	4.00%, 10/01/2049(3)	$ 921,921
2,680,000	4.00%, 06/01/2051(3)	2,695,082
685,000	5.25%, 12/01/2053(3)	740,843
680,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	752,570
715,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	781,790
		5,892,206
	California - 6.3%
205,000	Alameda Corridor Transportation Auth, CA, Rev, (AGM Insured) 5.00%, 10/01/2052	221,903
210,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(3)	225,458
240,000	Central Unified School Dist, CA, GO 4.00%, 08/01/2050	240,487
625,000	Del Mar Union School Dist, CA, GO 4.00%, 08/01/2046	636,625
565,000	Fresno Unified School Dist, CA, GO 4.00%, 08/01/2052	563,449
1,585,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	1,464,410
2,310,000	Moreno Valley Unified School Dist, CA, GO, (AGM Insured) 4.13%, 08/01/2050	2,329,938
765,000	Oxnard School Dist, CA, GO, (BAM Insured) 4.25%, 08/01/2053	775,938
450,000	Pittsburg Unified School Dist, CA, GO, (AGM Insured) 4.25%, 08/01/2049	460,184
1,205,000	Regents of the University of California Medical Center Pooled, CA, Rev 4.00%, 05/15/2053	1,196,087
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.1% - (continued)
	California - 6.3% - (continued)
$ 120,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2053	$ 133,233
1,260,000	San Diego Housing Auth, Inc., CA, Rev 5.00%, 05/01/2057(3)	1,311,651
60,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	62,622
935,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	954,959
105,000	San Francisco Community College Dist, CA, GO 2.02%, 06/15/2029	92,672
1,215,000	San Mateo Foster City School Dist, CA, GO 4.00%, 08/01/2051	1,232,941
970,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	1,061,501
865,000	Victor Valley Community College Dist, CA, GO 4.00%, 08/01/2050	865,912
	Washington Township Health Care Dist, CA, GO,
70,000	(AGM Insured) 4.50%, 08/01/2053	72,257
125,000	5.50%, 08/01/2053	141,948
		14,044,175
	Colorado - 1.0%
715,000	Adams County Housing Auth, CO, Rev 4.50%, 05/01/2042(3)	715,613
575,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	640,043
535,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	527,827
365,000	Colorado Housing & Finance Auth, CO, Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	358,883
		2,242,366
	Connecticut - 0.1%
120,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	120,186
	District of Columbia - 1.5%
700,000	Dist of Columbia Income Tax, DC, Rev 5.25%, 05/01/2048	792,346
2,090,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	2,103,828
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	364,697
		3,260,871
	Florida - 1.9%
280,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM Insured) 5.25%, 10/01/2053	317,166
2,745,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	2,743,407
410,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	436,922
	Florida Housing Finance Corp., FL, Rev,
60,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	58,213
390,000	(GNMA/FNMA/FHLMC Insured) 3.50%, 07/01/2051	384,266
35,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2049	34,881
290,000	St. Johns County Housing Finance Auth, FL, Rev 3.55%, 07/01/2027(3)	288,825
		4,263,680

The accompanying notes are an integral part of these financial statements.
38

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.1% - (continued)
	Georgia - 2.0%
	Main Street Natural Gas, Inc., GA, Rev
$ 1,565,000	4.00%, 03/01/2050(3)	$ 1,574,382
485,000	4.00%, 05/01/2052(3)	486,143
1,525,000	5.00%, 12/01/2053(3)	1,631,004
615,000	5.00%, 05/01/2054(3)	658,118
		4,349,647
	Hawaii - 0.0%
95,000	City & County Honolulu Wastewater System, HI, Rev 5.25%, 07/01/2053	106,072
	Illinois - 2.5%
	Illinois Housing Dev Auth, IL, Rev,
450,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 10/01/2051	434,478
785,000	(GNMA/FNMA/FHLMC Insured) 3.75%, 04/01/2050	779,202
815,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 10/01/2049	812,884
70,000	(FHLMC/FNMA/GNMA Insured) 4.50%, 10/01/2048	70,494
2,000,000	(HUD SECT 8 FHA 221(D)(4)) 5.00%, 02/01/2027(3)	2,050,399
1,455,000	(HUD SECT 8) 5.00%, 02/01/2027(3)	1,491,665
		5,639,122
	Indiana - 0.7%
	Indiana Housing & Community Dev Auth, IN, Rev,
845,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2050	818,036
65,000	(GNMA Insured) 4.00%, 07/01/2048	64,786
705,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	761,954
		1,644,776
	Iowa - 1.7%
	Iowa Finance Auth, IA, Rev,
945,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2047	913,513
1,700,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	1,635,546
70,000	(GNMA/FNMA/FHLMC Insured) 3.25%, 07/01/2050	68,518
35,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2048	34,884
1,040,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2052	1,038,715
		3,691,176
	Kentucky - 1.3%
	Kentucky Public Energy Auth, KY, Rev
600,000	4.00%, 12/01/2049(3)	600,938
2,005,000	5.25%, 04/01/2054(3)	2,177,728
		2,778,666
	Louisiana - 1.1%
20,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	20,117
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,148,791
1,255,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	1,383,700
		2,552,608
	Maryland - 0.3%
625,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	623,659
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.1% - (continued)
	Massachusetts - 0.8%
	Commonwealth of Massachusetts, MA, GO
$ 120,000	3.00%, 02/01/2048	$ 97,070
550,000	5.00%, 05/01/2053	600,686
1,180,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	1,174,387
		1,872,143
	Michigan - 3.9%
700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF Insured) 4.50%, 05/01/2049	716,748
770,000	Ferndale Public Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2053	824,828
1,500,000	Fraser Public School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2048	1,602,672
210,000	Great Lakes Water Auth Sewage Disposal System, MI, Rev 5.25%, 07/01/2053	235,549
210,000	Great Lakes Water Auth Water Supply System, MI, Rev 5.25%, 07/01/2053	235,549
	Grosse Ile Township School Dist, MI, GO,
540,000	(Q-SBLF Insured) 5.00%, 05/01/2049	578,132
625,000	(Q-SBLF Insured) 5.00%, 05/01/2052	665,666
55,000	Michigan State Housing Dev Auth, MI, Rev 3.75%, 06/01/2050	54,425
1,540,000	Troy School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2052	1,678,492
1,750,000	Wayne County Airport Auth, MI, Rev, (AGM Insured) 5.25%, 12/01/2048	1,974,482
		8,566,543
	Minnesota - 1.9%
250,000	Hennepin County Housing & Redev Auth, MN, Rev, (HUD SECT 8 FHA 221(D)(4)) 4.65%, 10/01/2026(3)	250,289
180,000	Housing & Redev Auth of The City of St Paul Minnesota, MN, Rev, (HUD SECT 8) 3.50%, 12/01/2025(3)	179,547
435,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	437,460
3,490,000	Minnesota Housing Finance Agency, MN, Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	3,385,146
		4,252,442
	Mississippi - 0.5%
	Mississippi Home Corp., MS, Rev,
1,010,000	(GNMA/FNMA/FHLMC/COLL Insured) 3.00%, 12/01/2050	979,241
190,000	(GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	185,630
		1,164,871
	Missouri - 1.1%
875,000	Kansas City Planned Industrial Expansion Auth, MO, Rev 5.00%, 07/01/2045(3)	911,534
	Missouri Housing Dev Commission, MO, Rev,
465,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 05/01/2052	449,635
355,000	(GNMA/FNMA/FHLMC Insured) 3.25%, 05/01/2051	346,150
150,000	(GNMA/FNMA/FHLMC Insured) 3.50%, 11/01/2050	147,619
210,000	(GNMA/FNMA/FHLMC Insured) 3.88%, 05/01/2050	208,660
90,000	(GNMA/FNMA/FHLMC Insured) 4.25%, 05/01/2049	90,208

The accompanying notes are an integral part of these financial statements.
39

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.1% - (continued)
	Missouri - 1.1% - (continued)
$ 70,000	(GNMA/FNMA/FHLMC Insured) 4.75%, 05/01/2049	$ 70,863
385,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	309,516
		2,534,185
	Nebraska - 0.3%
	Nebraska Investment Finance Auth, NE, Rev,
505,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 09/01/2050	489,916
65,000	4.00%, 09/01/2048	64,814
		554,730
	Nevada - 0.0%
90,000	Nevada Housing Division, NV, Rev, (GNMA/FNMA/FHLMC/COLL Insured) 4.00%, 10/01/2049	89,772
	New Jersey - 0.2%
90,000	New Jersey Economic Dev Auth, NJ, Rev 5.00%, 11/01/2026	95,046
430,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (HUD SECT 8) 3.67%, 02/01/2026	430,988
25,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 4.00%, 06/15/2035	26,106
		552,140
	New Mexico - 1.2%
	New Mexico Mortgage Finance Auth, NM, Rev,
750,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	726,233
210,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2052	202,592
115,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	114,591
1,680,000	(GNMA/FNMA/FHLMC Insured) 4.25%, 03/01/2053	1,690,287
		2,733,703
	New York - 7.8%
1,130,000	City of New York, NY, GO 4.00%, 04/01/2050	1,114,945
3,000,000	Monroe County Industrial Dev Corp., NY, Rev, (HUD SECT 8) 5.00%, 07/01/2028(3)	3,134,711
1,240,000	New York City Municipal Water Finance Auth, NY, Rev 5.25%, 06/15/2053	1,401,201
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
445,000	4.00%, 08/01/2048	440,291
1,890,000	4.00%, 02/01/2051	1,869,910
225,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	229,514
5,000,000	New York Power Auth, NY, Rev, (AGM Insured) 5.00%, 11/15/2053	5,532,590
950,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	880,138
125,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2028	135,436
230,000	Rockland County Industrial Dev Agency, NY, Rev, (HUD SECT 8 FHA 221(D)(4)) 4.65%, 05/01/2027(3)	231,487
1,560,000	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev 5.00%, 05/15/2053	1,699,174
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	624,406
100,000	Westchester County Local Dev Corp., NY, Rev, (AGM Insured) 5.75%, 11/01/2053	112,905
		17,406,708
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.1% - (continued)
	North Carolina - 0.4%
$ 240,000	Asheville Housing Auth, NC, Rev, (HUD SECT 8) 5.00%, 11/01/2026(3)	$ 245,183
605,000	North Carolina Housing Finance Agency, NC, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2050	602,633
		847,816
	Ohio - 2.5%
430,000	Columbus-Franklin County Finance Auth, OH, Rev 5.00%, 07/01/2045(3)	445,294
3,015,000	Fairborn City School Dist, OH, GO 5.25%, 12/01/2053	3,308,970
	Ohio Housing Finance Agency, OH, Rev
130,000	3.00%, 03/01/2052	125,651
1,010,000	(GNMA/FNMA/FHLMC/COLL Insured) 3.25%, 03/01/2050	988,760
125,000	(HUD SECT 8) 3.53%, 02/01/2029(3)	125,155
20,000	(GNMA/FNMA/FHLMC Insured) 4.50%, 09/01/2048	20,120
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(4)	146,203
315,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	340,335
		5,500,488
	Oklahoma - 0.1%
130,000	Oklahoma Housing Finance Agency, OK, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	129,819
	Pennsylvania - 0.4%
600,000	Allegheny County Airport Auth, PA, Rev, (AGM Insured) 5.25%, 01/01/2053	664,879
145,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	154,715
110,000	Geisinger Auth, PA, Rev 5.00%, 02/15/2032	115,852
		935,446
	South Carolina - 2.8%
2,500,000	Inman Campobello Water Dist, SC, Rev, (BAM Insured) 5.00%, 06/01/2048	2,731,181
3,135,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(3)	3,377,462
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	53,348
		6,161,991
	Tennessee - 3.7%
515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	401,369
625,000	Health Educational & Housing Facility Board of the City of Memphis, TN, Rev, (HUD SECT 8) 3.55%, 12/01/2027(3)	622,356
75,000	Jackson Health Educational & Housing Facility Board, TN, Rev, (HUD SECT 8) 3.00%, 12/01/2026(3)	74,803
390,000	Johnson City Health & Educational Facs Board, TN, Rev, (HUD SECT 8) 3.60%, 12/01/2027(3)	389,848
410,000	Knoxville's Community Dev Corp., TN, Rev, (HUD SECT 8) 4.25%, 10/01/2024	412,146
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
1,415,000	(HUD SECT 8) 3.50%, 02/01/2048(3)	1,416,489
1,910,000	3.85%, 02/01/2045(3)	1,909,778
15,000	(NATL Insured) 4.88%, 11/01/2028	15,800
305,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2052	331,482
1,795,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(3)	1,798,290

The accompanying notes are an integral part of these financial statements.
40

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.1% - (continued)
	Tennessee - 3.7% - (continued)
$ 50,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	$ 50,300
705,000	Williamson County Industrial Dev Board, TN, Rev, (HUD SECT 8) 5.00%, 05/01/2042(3)	732,803
		8,155,464
	Texas - 28.3%
610,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	592,362
	Arlington Higher Education Finance Corp., TX, Rev,
700,000	(PSF-GTD Insured) 4.25%, 12/01/2048	682,179
200,000	(PSF-GTD Insured) 4.25%, 12/01/2053	190,774
680,000	(PSF-GTD Insured) 5.00%, 08/15/2033	752,172
200,000	(PSF-GTD Insured) 5.00%, 08/15/2048	217,340
	Bexar County Hospital Dist, TX, GO
635,000	4.25%, 02/15/2052	629,243
1,405,000	4.25%, 02/15/2053	1,386,867
280,000	Bexar County Housing Finance Corp., TX, Rev 4.05%, 03/01/2028(3)	281,549
1,235,000	Bullard Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	1,205,276
1,235,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2049	1,351,533
4,825,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2048	5,316,029
445,000	City of Dallas Housing Finance Corp., TX, Rev 5.00%, 07/01/2042(3)	463,706
390,000	City of Georgetown Utility System, TX, Rev, (BAM Insured) 5.25%, 08/15/2053	423,552
790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD Insured) 3.00%, 02/15/2046	631,619
	Clifton Higher Education Finance Corp., TX, Rev,
545,000	(PSF-GTD Insured) 4.25%, 04/01/2053	525,477
80,000	(PSF-GTD Insured) 5.00%, 08/15/2029	89,166
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	733,567
1,190,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/01/2053	1,178,382
	Community Independent School Dist, TX, GO,
330,000	(PSF-GTD Insured) 5.00%, 02/15/2048	363,126
905,000	(PSF-GTD Insured) 5.00%, 02/15/2053	983,896
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	535,736
825,000	Dallas Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	809,903
2,165,000	Denison Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/01/2053	2,118,349
3,065,000	Dickinson Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2053	3,085,921
375,000	Donna Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 02/15/2053	369,780
2,405,000	Forney Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2053	2,324,889
380,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2048	375,729
690,000	Georgetown Independent School Dist, TX, GO, (PSF-GTD Insured) 2.50%, 08/15/2037	594,616
1,085,000	Katy Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	1,065,145
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 80.1% - (continued)
	Texas - 28.3% - (continued)
$ 1,390,000	Lakeside Place PFC, TX, Rev, (FHA 221(D4)) 4.15%, 11/01/2026(3)	$ 1,398,567
	Lamar Consolidated Independent School Dist, TX, GO,
365,000	(PSF-GTD Insured) 3.00%, 02/15/2051	282,049
1,090,000	(PSF-GTD Insured) 4.00%, 02/15/2048	1,079,399
1,030,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 02/01/2053	1,020,945
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 08/01/2053	589,792
2,165,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	2,100,350
	Montgomery Independent School Dist, TX, GO,
115,000	(PSF-GTD Insured) 4.00%, 02/15/2053	112,513
745,000	(PSF-GTD Insured) 4.25%, 02/15/2052	751,492
4,515,000	New Caney Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053	4,942,090
20,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured) 5.00%, 08/15/2052	21,378
	Northwest Independent School Dist, TX, GO,
990,000	(PSF-GTD Insured) 4.13%, 08/15/2053	981,173
465,000	(PSF-GTD Insured) 5.00%, 02/15/2048	507,573
1,250,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	1,212,673
3,210,000	Prosper Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	3,119,410
435,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	424,874
1,105,000	Royal Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2053	1,111,838
185,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	198,753
915,000	Sherman Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053	996,955
1,930,000	Southwest Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/01/2053	1,885,397
805,000	Temple Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/01/2047	814,851
	Texas Department of Housing & Community Affairs, TX, Rev,
600,000	(GNMA Insured) 3.00%, 01/01/2052	578,672
265,000	(GNMA Insured) 3.50%, 03/01/2051	259,724
100,000	(GNMA Insured) 4.00%, 03/01/2050	99,595
50,000	(GNMA Insured) 4.75%, 03/01/2049	50,455
330,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	345,478
5,900,000	Texas Municipal Gas Acquisition & Supply Corp. IV, TX, Rev 5.50%, 01/01/2054(3)	6,342,689
400,000	Texas State Affordable Housing Corp., TX, Rev 3.63%, 01/01/2045(3)	400,069
	Texas Water Dev Board, TX, Rev
285,000	4.80%, 10/15/2052	301,797
1,135,000	5.25%, 10/15/2051	1,272,812
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 08/15/2052	440,526
		62,921,772
	Virginia - 1.0%
365,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	359,840
660,000	Harrisonburg Redev & Housing Auth, VA, Rev 3.57%, 10/01/2045(3)	659,891
1,150,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	1,152,456
		2,172,187

The accompanying notes are an integral part of these financial statements.
41

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 80.1% - (continued)
	Washington - 0.1%
$ 135,000	Washington State Housing Finance Commission, WA, Rev 4.00%, 12/01/2048		$ 134,609
	Wyoming - 0.0%
55,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043		54,839
	Total Municipal Bonds (cost $175,123,261)		$ 177,950,878
U.S. GOVERNMENT SECURITIES - 8.6%
	U.S. Treasury Securities - 8.6%
	U.S. Treasury Bonds - 8.6%
6,247,000	3.63%, 08/15/2043		$ 5,655,487
12,712,000	4.75%, 11/15/2043		13,429,036
	Total U.S. Government Securities (cost $18,523,432)		$ 19,084,523
	Total Long-Term Investments (cost $198,976,944)		$ 202,254,618
SHORT-TERM INVESTMENTS - 8.1%
	Other Investment Pools & Funds - 0.8%
1,854,860	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(5)		$ 1,854,860
	U.S. Treasury Securities - 7.3%
	U.S. Treasury Bills - 7.3%
913,000	4.78%, 12/26/2024(6)		875,330
1,336,000	4.82%, 12/26/2024(6)		1,280,877
1,854,000	4.82%, 12/26/2024(6)		1,777,504
644,000	4.82%, 12/26/2024(6)		617,429
281,000	4.84%, 10/31/2024(6)		271,119
412,000	4.85%, 10/31/2024(6)		397,513
639,000	4.88%, 10/31/2024(6)		616,530
651,000	4.88%, 10/31/2024(6)		628,108
785,000	4.91%, 10/31/2024(6)		757,396
635,000	5.03%, 10/31/2024(6)		612,671
818,000	5.07%, 10/31/2024(6)		789,236
577,000	5.08%, 10/31/2024(6)		556,710
1,061,000	5.20%, 10/31/2024(6)		1,023,691
841,000	5.21%, 10/31/2024(6)		811,427
474,000	5.21%, 10/31/2024(6)		457,332
979,000	5.21%, 10/31/2024(6)		944,575
16,000	5.23%, 10/31/2024(6)		15,437
1,440,000	5.25%, 10/31/2024(6)		1,389,364
794,000	5.29%, 10/31/2024(6)		766,080
174,000	5.30%, 10/31/2024(6)		167,882
1,448,000	5.35%, 10/31/2024(6)		1,397,083
			16,153,294
	Total Short-Term Investments (cost $17,982,586)		$ 18,008,154
	Total Investments (cost $216,959,530)	99.1%	$ 220,262,772
	Other Assets and Liabilities	0.9%	1,902,578
	Total Net Assets	100.0%	$ 222,165,350
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $1,487,034, representing 0.7% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a zero-coupon bond.
(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
42

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 5,219,217	$ —	$ 5,219,217	$ —
Municipal Bonds	177,950,878	—	177,950,878	—
U.S. Government Securities	19,084,523	—	19,084,523	—
Short-Term Investments	18,008,154	1,854,860	16,153,294	—
Total	$ 220,262,772	$ 1,854,860	$ 218,407,912	$ —

(1)	For the six-month period ended January 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
43

Hartford Short Duration ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.9%
	Asset-Backed - Automobile - 0.3%
$ 73,098	FHF Trust 4.43%, 01/18/2028(1)	$ 72,180
175,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	169,831
92,472	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	89,937
		331,948
	Asset-Backed - Credit Card - 0.1%
125,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	124,473
	Asset-Backed - Finance & Insurance - 0.3%
375,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	341,027
13,281	FCI Funding LLC 1.13%, 04/15/2033(1)	13,006
		354,033
	Commercial Mortgage-Backed Securities - 1.0%
225,000	FREMF Mortgage Trust 3.98%, 01/25/2048(1)(2)	220,556
240,000	GS Mortgage Securities Corp. Trust 2.75%, 02/10/2037(1)	228,766
162,751	GS Mortgage Securities Trust 2.78%, 10/10/2049	158,221
575,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	519,934
		1,127,477
	Other Asset-Backed Securities - 20.9%
1,000,000	720 East CLO IV Ltd. 6.86%, 04/15/2037, 3 mo. USD Term SOFR + 1.60%(1)(3)	1,000,000
12,633	Affirm Asset Securitization Trust 1.07%, 08/15/2025(1)	12,518
500,000	Anchorage Capital CLO 1-R Ltd. 7.03%, 04/13/2031, 3 mo. USD Term SOFR + 1.71%(1)(3)	499,086
256,295	Apidos CLO XV Ltd. 6.59%, 04/20/2031, 3 mo. USD Term SOFR + 1.27%(1)(3)	256,432
238,129	Apidos CLO XX Ltd. 6.68%, 07/16/2031, 3 mo. USD Term SOFR + 1.36%(1)(3)	238,171
300,000	Apidos CLO XXIII Ltd. 6.80%, 04/15/2033, 3 mo. USD Term SOFR + 1.48%(1)(3)	300,456
600,000	Apidos CLO XXVIII 6.98%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(3)	599,039
137,462	Aqua Finance Trust 1.54%, 07/17/2046(1)	123,307
300,000	Atrium XIII 7.08%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(3)	297,862
31,333	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	31,180
	Barings CLO Ltd.
290,000	2.10%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(3)	290,029
1,000,000	6.75%, 04/15/2036, 3 mo. USD Term SOFR + 1.43%(1)(3)	999,760
1,000,000	7.48%, 04/20/2031, 3 mo. USD Term SOFR + 2.16%(1)(3)	992,852
1,000,000	Barings Loan Partners CLO Ltd. 3 6.84%, 07/20/2033, 3 mo. USD Term SOFR + 1.52%(1)(3)	1,002,750
220,738	Benefit Street Partners CLO XII Ltd. 6.53%, 10/15/2030, 3 mo. USD Term SOFR + 1.21%(1)(3)	220,888
175,000	BSPRT Issuer Ltd. 6.85%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(3)	173,310
316,915	Carlyle Global Market Strategies CLO Ltd. 6.56%, 07/20/2031, 3 mo. USD Term SOFR + 1.24%(1)(3)	317,473
	CIFC Funding Ltd.
522,954	6.62%, 04/20/2031, 3 mo. USD Term SOFR + 1.30%(1)(3)	524,977
1,000,000	6.64%, 04/17/2035, 3 mo. USD Term SOFR + 1.32%(1)(3)	997,291
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.9% - (continued)
	Other Asset-Backed Securities - 20.9% - (continued)
$ 213,549	6.69%, 01/22/2031, 3 mo. USD Term SOFR + 1.37%(1)(3)	$ 213,661
300,000	6.73%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(3)	299,826
250,000	6.90%, 01/15/2034, 3 mo. USD Term SOFR + 1.58%(1)(3)	249,982
250,000	6.98%, 04/24/2031, 3 mo. USD Term SOFR + 1.66%(1)(3)	248,783
375,000	7.97%, 01/20/2037, 3 mo. USD Term SOFR + 2.65%(1)(3)	375,063
450,800	DB Master Finance LLC 2.05%, 11/20/2051(1)	412,511
228,361	Dryden 37 Senior Loan Fund 6.68%, 01/15/2031, 3 mo. USD Term SOFR + 1.36%(1)(3)	228,541
250,000	Dryden 53 CLO Ltd. 6.98%, 01/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(3)	249,672
1,000,000	Dryden 68 CLO Ltd. 6.75%, 07/15/2035, 3 mo. USD Term SOFR + 1.43%(1)(3)	1,001,161
1,000,000	Dryden 94 CLO Ltd. 6.75%, 07/15/2037, 3 mo. USD Term SOFR + 1.44%(1)(3)	1,001,502
1,000,000	Elmwood CLO Ltd. 7.02%, 10/17/2036, 3 mo. USD Term SOFR + 1.70%(1)(3)	1,007,447
500,000	Greenwood Park CLO Ltd. 6.98%, 04/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(3)	495,338
226,158	LCM XXIV Ltd. 6.56%, 03/20/2030, 3 mo. USD Term SOFR + 1.24%(1)(3)	226,241
660,000	Madison Park Funding XIX Ltd. 6.92%, 01/22/2037, 3 mo. USD Term SOFR + 1.60%(1)(3)	662,159
292,186	Madison Park Funding XVIII Ltd. 6.52%, 10/21/2030, 3 mo. USD Term SOFR + 1.20%(1)(3)	292,785
1,000,000	Madison Park Funding XXXII Ltd. 6.98%, 01/22/2031, 3 mo. USD Term SOFR + 1.66%(1)(3)	995,521
1,000,000	Madison Park Funding XXXVII Ltd. 6.65%, 07/15/2033, 3 mo. USD Term SOFR + 1.33%(1)(3)	1,001,250
300,000	Magnetite XXV Ltd. 6.79%, 01/25/2032, 3 mo. USD Term SOFR + 1.46%(1)(3)	300,151
275,000	Neuberger Berman CLO XVIII Ltd. 7.73%, 10/21/2030, 3 mo. USD Term SOFR + 2.41%(1)(3)	273,798
265,703	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.59%, 04/19/2030, 3 mo. USD Term SOFR + 1.28%(1)(3)	265,701
300,000	Neuberger Berman Loan Advisers CLO 36 Ltd. 6.83%, 04/20/2033, 3 mo. USD Term SOFR + 1.51%(1)(3)	300,742
202,839	Octagon Investment Partners 30 Ltd. 6.58%, 03/17/2030, 3 mo. USD Term SOFR + 1.26%(1)(3)	203,084
250,000	Octagon Investment Partners XV Ltd. 7.07%, 07/19/2030, 3 mo. USD Term SOFR + 1.76%(1)(3)	249,440
250,000	Octagon Investment Partners XXI Ltd. 7.39%, 02/14/2031, 3 mo. USD Term SOFR + 2.01%(1)(3)	245,601
134,116	Progress Residential Trust 1.05%, 04/17/2038(1)	123,022
164,847	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	145,893
67,242	SoFi Consumer Loan Program Trust 1.30%, 09/25/2030(1)	66,698
95,000	Stack Infrastructure Issuer LLC 1.88%, 03/26/2046(1)	87,139

The accompanying notes are an integral part of these financial statements.
44

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.9% - (continued)
	Other Asset-Backed Securities - 20.9% - (continued)
$ 325,000	Stratus Static CLO Ltd. 7.22%, 10/20/2031, 3 mo. USD Term SOFR + 1.90%(1)(3)	$ 324,991
800,000	Symphony CLO Ltd. 7.12%, 04/24/2036, 3 mo. USD Term SOFR + 1.80%(1)(3)	801,673
1,000,000	Texas Debt Capital CLO Ltd. 7.12%, 04/20/2036, 3 mo. USD Term SOFR + 1.80%(1)(3)	1,006,919
	Vantage Data Centers Issuer LLC
300,000	1.65%, 09/15/2045(1)	279,049
295,000	2.17%, 10/15/2046(1)	266,743
		22,779,468
	Whole Loan Collateral CMO - 3.3%
	Angel Oak Mortgage Trust
96,250	1.04%, 01/20/2065(1)(2)	77,806
15,650	2.47%, 12/25/2059(1)(2)	14,840
75,270	2.53%, 01/26/2065(1)(2)	69,855
17,509	2.59%, 10/25/2049(1)(2)	16,891
124,049	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(2)	114,546
20,896	BRAVO Residential Funding Trust 3.50%, 03/25/2058(1)	20,534
	COLT Mortgage Loan Trust
46,885	0.91%, 06/25/2066(1)(2)	38,521
307,273	1.11%, 10/25/2066(1)(2)	256,785
229,186	1.40%, 10/25/2066(1)(2)	187,519
	CSMC Trust
181,782	1.17%, 07/25/2066(1)(2)	147,275
48,599	3.24%, 02/25/2050(1)(2)	44,680
34,983	Deephaven Residential Mortgage Trust 0.72%, 05/25/2065(1)(2)	32,396
	Ellington Financial Mortgage Trust
28,482	0.80%, 02/25/2066(1)(2)	24,027
19,962	1.18%, 10/25/2065(1)(2)	17,931
94,298	Federal National Mortgage Association Connecticut Avenue Securities 11.36%, 10/25/2028, 30 day USD SOFR Average + 6.01%(3)	100,428
	GCAT Trust
208,954	1.09%, 08/25/2066(1)(2)	169,458
104,075	1.47%, 04/25/2065(1)(2)	96,149
38,016	2.25%, 01/25/2060(1)(4)	36,153
	Imperial Fund Mortgage Trust
108,938	1.07%, 06/25/2056(1)(2)	93,184
139,808	1.07%, 09/25/2056(1)(2)	114,792
156,688	1.60%, 11/25/2056(1)(2)	130,010
160,000	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	149,185
	MFA Trust
65,067	0.85%, 01/25/2056(1)(2)	59,904
35,933	1.01%, 01/26/2065(1)(2)	32,167
118,735	1.91%, 11/25/2056(1)(2)	101,992
	Mill City Mortgage Loan Trust
13,212	3.25%, 05/25/2062(1)(2)	12,915
8,040	3.50%, 05/25/2058(1)(2)	7,921
121,896	3.50%, 08/25/2058(1)(2)	118,504
	New Residential Mortgage Loan Trust
33,810	0.94%, 10/25/2058(1)(2)	31,375
51,318	3.87%, 09/25/2057(1)(2)	48,039
141,291	4.00%, 02/25/2057(1)(2)	133,708
94,828	6.20%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(3)	91,139
	OBX Trust
111,830	1.05%, 07/25/2061(1)(2)	88,208
42,893	3.50%, 12/25/2049(1)(2)	38,041
62,714	PRPM LLC 1.32%, 07/25/2051(1)(4)	56,341
1,202	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(2)	1,172
210,079	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(2)	166,947
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.9% - (continued)
	Whole Loan Collateral CMO - 3.3% - (continued)
	Starwood Mortgage Residential Trust
$ 105,362	1.13%, 06/25/2056(1)(2)	$ 86,564
9,581	2.28%, 02/25/2050(1)(2)	8,968
	Towd Point Mortgage Trust
116,273	1.75%, 10/25/2060(1)	103,063
2,559	2.16%, 01/25/2052(1)(2)	2,549
75,258	3.25%, 07/25/2058(1)(2)	73,062
28,495	3.75%, 05/25/2058(1)(2)	27,472
89,849	TRK Trust 1.15%, 07/25/2056(1)(2)	77,849
	Verus Securitization Trust
188,225	1.01%, 09/25/2066(1)(2)	155,838
14,092	3.42%, 01/25/2060(1)(4)	13,446
25,151	3.69%, 11/25/2059(1)(2)	24,428
92,779	Visio Trust 1.28%, 05/25/2056(1)	82,954
		3,597,531
	Total Asset & Commercial Mortgage-Backed Securities (cost $29,130,179)	$ 28,314,930
CORPORATE BONDS - 40.9%
	Advertising - 0.3%
300,000	Interpublic Group of Cos., Inc. 4.65%, 10/01/2028	$ 297,290
	Aerospace/Defense - 0.6%
595,000	Boeing Co. 2.20%, 02/04/2026	560,264
110,000	HEICO Corp. 5.25%, 08/01/2028	111,955
		672,219
	Apparel - 0.2%
180,000	Tapestry, Inc. 7.00%, 11/27/2026	185,651
	Auto Manufacturers - 0.9%
250,000	Ford Motor Credit Co. LLC 4.69%, 06/09/2025	246,437
416,000	General Motors Financial Co., Inc. 2.90%, 02/26/2025	405,585
325,000	Hyundai Capital America 5.95%, 09/21/2026(1)	331,358
		983,380
	Biotechnology - 1.2%
365,000	Amgen, Inc. 5.15%, 03/02/2028	371,421
320,000	Illumina, Inc. 5.80%, 12/12/2025	323,321
595,000	Royalty Pharma PLC 1.20%, 09/02/2025	557,941
		1,252,683
	Chemicals - 1.0%
	Celanese U.S. Holdings LLC
226,000	6.05%, 03/15/2025	227,105
335,000	6.35%, 11/15/2028	348,837
275,000	CF Industries, Inc. 4.50%, 12/01/2026(1)	270,819
300,000	International Flavors & Fragrances, Inc. 4.45%, 09/26/2028	291,726
		1,138,487
	Commercial Banks - 9.7%
250,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(5)	255,617
200,000	AIB Group PLC 7.58%, 10/14/2026, (7.58% fixed rate until 10/14/2025; 6 mo. USD SOFR + 3.46% thereafter)(1)(5)	206,394
	Bank of America Corp.
400,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 6 mo. USD SOFR + 1.01% thereafter)(5)	373,062
525,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD Term SOFR + 0.90% thereafter)(5)	506,313

The accompanying notes are an integral part of these financial statements.
45

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.9% - (continued)
	Commercial Banks - 9.7% - (continued)
$ 292,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	$ 291,955
500,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	516,651
250,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(5)	252,599
225,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(5)	238,825
350,000	Barclays PLC 2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(5)	322,253
300,000	BNP Paribas SA 4.63%, 03/13/2027(1)	294,395
250,000	BPCE SA 1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	233,663
250,000	Citibank NA 5.80%, 09/29/2028	260,549
440,000	Citigroup, Inc. 3.20%, 10/21/2026	420,796
250,000	Citizens Bank NA 5.28%, 01/26/2026, (5.28% fixed rate until 01/26/2025; 6 mo. USD SOFR + 1.02% thereafter)(5)(6)	246,218
340,000	Deutsche Bank AG 2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	312,373
360,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(5)	374,570
	Goldman Sachs Group, Inc.
415,000	4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 6 mo. USD SOFR + 1.51% thereafter)(5)	410,053
225,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(5)	238,762
	HSBC Holdings PLC
245,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	225,364
245,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(5)	248,468
355,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(5)	366,867
	JP Morgan Chase & Co.
432,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD Term SOFR + 0.70% thereafter)(5)	398,814
291,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	286,269
95,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(5)	97,774
200,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	209,909
145,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(5)	156,234
330,000	Manufacturers & Traders Trust Co. 4.65%, 01/27/2026	325,592
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.9% - (continued)
	Commercial Banks - 9.7% - (continued)
	Morgan Stanley
$ 426,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(5)	$ 428,546
385,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	391,936
385,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(5)	407,779
250,000	PNC Financial Services Group, Inc. 6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(5)	259,795
200,000	Standard Chartered PLC 7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(5)	211,349
	Wells Fargo & Co.
325,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	311,371
275,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(5)	280,937
220,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	231,727
		10,593,779
	Commercial Services - 0.6%
	Ashtead Capital, Inc.
200,000	1.50%, 08/12/2026(1)	182,402
200,000	4.00%, 05/01/2028(1)	189,254
264,000	ERAC USA Finance LLC 4.60%, 05/01/2028(1)	262,538
		634,194
	Construction Materials - 0.6%
275,000	Lennox International, Inc. 5.50%, 09/15/2028	281,754
400,000	Trane Technologies Financing Ltd. 3.50%, 03/21/2026	389,861
		671,615
	Distribution/Wholesale - 0.3%
285,000	LKQ Corp. 5.75%, 06/15/2028	290,741
	Diversified Financial Services - 1.0%
250,000	Capital One Financial Corp. 6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	257,629
	Charles Schwab Corp.
150,000	1.15%, 05/13/2026	138,027
325,000	2.00%, 03/20/2028	290,495
425,000	Radian Group, Inc. 6.63%, 03/15/2025	426,900
		1,113,051
	Electric - 2.8%
230,000	Alliant Energy Finance LLC 5.95%, 03/30/2029(1)	239,037
300,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	288,942
	Edison International
275,000	4.70%, 08/15/2025	272,561
500,000	5.25%, 11/15/2028	504,482
271,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	272,045
270,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	272,894
116,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	116,976
	Pacific Gas & Electric Co.
302,000	5.45%, 06/15/2027	303,708

The accompanying notes are an integral part of these financial statements.
46

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.9% - (continued)
	Electric - 2.8% - (continued)
$ 458,000	6.10%, 01/15/2029	$ 474,507
325,000	Public Service Enterprise Group, Inc. 5.88%, 10/15/2028	339,524
		3,084,676
	Electronics - 0.3%
310,000	Flex Ltd. 6.00%, 01/15/2028	319,664
	Entertainment - 0.8%
375,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	376,825
464,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	445,646
		822,471
	Food - 0.3%
377,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	362,129
	Gas - 0.7%
350,000	East Ohio Gas Co. 2.00%, 06/15/2030(1)	292,251
487,000	NiSource, Inc. 5.25%, 03/30/2028	496,555
		788,806
	Hand/Machine Tools - 0.3%
370,000	Regal Rexnord Corp. 6.05%, 02/15/2026(1)	373,943
	Healthcare - Products - 0.2%
225,000	Revvity, Inc. 3.30%, 09/15/2029	205,003
	Healthcare - Services - 1.6%
119,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	106,735
325,000	Centene Corp. 2.45%, 07/15/2028	289,254
400,000	HCA, Inc. 3.13%, 03/15/2027	380,280
600,000	Humana, Inc. 1.35%, 02/03/2027	542,133
455,000	IQVIA, Inc. 6.25%, 02/01/2029(1)	473,335
		1,791,737
	Home Builders - 0.2%
175,000	Meritage Homes Corp. 6.00%, 06/01/2025	174,587
	Insurance - 1.9%
385,000	Aon Corp./Aon Global Holdings PLC 2.85%, 05/28/2027	363,844
315,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	302,340
160,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	165,909
370,000	Equitable Financial Life Global Funding 1.00%, 01/09/2026(1)	340,033
350,000	Pacific Life Global Funding II 1.60%, 09/21/2028(1)	300,347
400,000	Principal Life Global Funding II 1.25%, 08/16/2026(1)	364,891
300,000	Protective Life Global Funding 1.62%, 04/15/2026(1)	278,992
		2,116,356
	Investment Company Security - 0.4%
425,000	Ares Capital Corp. 7.00%, 01/15/2027	435,998
	Lodging - 0.6%
235,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	217,920
385,000	Marriott International, Inc. 5.55%, 10/15/2028	396,997
		614,917
	Machinery-Diversified - 0.3%
340,000	Ingersoll Rand, Inc. 5.40%, 08/14/2028	348,584
	Media - 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
350,000	2.25%, 01/15/2029	302,091
275,000	6.15%, 11/10/2026	280,902
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.9% - (continued)
	Media - 1.1% - (continued)
$ 225,000	Comcast Corp. 4.55%, 01/15/2029	$ 225,198
330,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	336,709
		1,144,900
	Office/Business Equipment - 0.4%
	CDW LLC/CDW Finance Corp.
245,000	2.67%, 12/01/2026	229,115
205,000	4.13%, 05/01/2025	201,569
		430,684
	Oil & Gas - 0.9%
300,000	Occidental Petroleum Corp. 3.40%, 04/15/2026	288,321
	Ovintiv, Inc.
345,000	5.65%, 05/15/2025	346,676
365,000	5.65%, 05/15/2028	371,186
		1,006,183
	Packaging & Containers - 0.3%
380,000	Berry Global, Inc. 1.57%, 01/15/2026	354,708
	Pharmaceuticals - 0.6%
479,000	CVS Health Corp. 5.00%, 01/30/2029	484,331
200,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	192,670
		677,001
	Pipelines - 2.9%
300,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	286,306
300,000	Cheniere Energy, Inc. 4.63%, 10/15/2028	290,406
282,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	288,381
434,000	Energy Transfer LP 2.90%, 05/15/2025	421,282
300,000	Gray Oak Pipeline LLC 2.60%, 10/15/2025(1)	287,012
385,000	ONEOK, Inc. 5.65%, 11/01/2028	397,175
150,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	146,293
405,000	Targa Resources Corp. 5.20%, 07/01/2027	406,658
304,000	Western Midstream Operating LP 6.35%, 01/15/2029	317,795
300,000	Williams Cos., Inc. 4.00%, 09/15/2025	294,949
		3,136,257
	Real Estate - 0.4%
390,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	413,210
	Real Estate Investment Trusts - 3.1%
395,000	American Tower Corp. 5.80%, 11/15/2028	409,331
105,000	American Tower Trust I 5.49%, 03/15/2028(1)	106,375
486,000	Crown Castle, Inc. 4.80%, 09/01/2028	479,631
	GLP Capital LP/GLP Financing II, Inc.
125,000	5.25%, 06/01/2025	124,486
150,000	5.38%, 04/15/2026	149,509
150,000	5.75%, 06/01/2028	151,072
400,000	Highwoods Realty LP 4.20%, 04/15/2029	366,428
325,000	Kilroy Realty LP 4.25%, 08/15/2029	304,386
175,000	LXP Industrial Trust 6.75%, 11/15/2028	182,730
300,000	NNN REIT, Inc. 4.30%, 10/15/2028	291,952
	SBA Tower Trust
80,000	1.63%, 05/15/2051(1)	71,641
155,000	2.84%, 01/15/2050(1)	150,099
475,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	457,946
175,000	Welltower OP LLC 3.10%, 01/15/2030	158,307
		3,403,893
	Retail - 0.8%
370,000	AutoZone, Inc. 6.25%, 11/01/2028	392,668
330,000	Dollar General Corp. 5.20%, 07/05/2028	335,505
185,000	Nordstrom, Inc. 2.30%, 04/08/2024	183,150
		911,323

The accompanying notes are an integral part of these financial statements.
47

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.9% - (continued)
	Savings & Loans - 0.2%
$ 200,000	Nationwide Building Society 6.56%, 10/18/2027, (6.56% fixed rate until 10/18/2026; 6 mo. USD SOFR + 1.91% thereafter)(1)(5)	$ 206,282
	Semiconductors - 1.0%
300,000	Entegris, Inc. 4.75%, 04/15/2029(1)	286,543
400,000	Marvell Technology, Inc. 5.75%, 02/15/2029	414,340
420,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	391,200
		1,092,083
	Software - 0.9%
320,000	Open Text Corp. 6.90%, 12/01/2027(1)	331,703
	Oracle Corp.
375,000	4.50%, 05/06/2028	373,215
114,000	5.80%, 11/10/2025	115,711
150,000	PTC, Inc. 3.63%, 02/15/2025(1)	146,876
		967,505
	Telecommunications - 1.2%
300,000	Juniper Networks, Inc. 3.75%, 08/15/2029	283,197
450,000	Telecom Italia SpA 5.30%, 05/30/2024(1)	447,516
530,000	T-Mobile USA, Inc. 4.80%, 07/15/2028	531,259
		1,261,972
	Trucking & Leasing - 0.3%
320,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.70%, 02/01/2028(1)	326,846
	Total Corporate Bonds (cost $43,859,936)	$ 44,604,808
SENIOR FLOATING RATE INTERESTS - 0.1%(7)
	Apparel - 0.1%
82,000	Crocs, Inc. 8.50%, 02/20/2029, 3 mo. USD Term SOFR + 3.00%	$ 81,969
	Insurance - 0.0%
286	USI, Inc. 8.35%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	286
	Total Senior Floating Rate Interests (cost $79,401)	$ 82,255
U.S. GOVERNMENT AGENCIES - 4.9%
	Mortgage-Backed Agencies - 4.9%
	Federal Home Loan Mortgage Corp. - 2.0%
126,137	1.00%, 05/25/2033	$ 113,001
371,340	1.00%, 01/15/2041	329,383
360,933	1.00%, 06/15/2044	329,796
2,460	1.50%, 01/15/2027	2,454
346,416	2.00%, 03/25/2034	325,575
25,578	3.50%, 09/15/2043	25,034
74,480	3.50%, 07/25/2048	70,092
4,470	3.75%, 05/15/2039(4)	4,451
392,604	4.00%, 11/25/2049	382,657
275,928	4.00%, 08/15/2054	268,445
41,920	4.50%, 07/15/2040	41,306
86,262	4.50%, 05/25/2045	83,822
168,282	5.00%, 12/25/2048	166,780
		2,142,796
	Federal National Mortgage Association - 2.2%
83,281	2.00%, 12/25/2042	71,315
30,035	2.55%, 07/25/2044	28,895
15,290	3.00%, 04/25/2043	14,968
62,301	3.00%, 05/25/2047	59,264
401,615	3.38%, 08/25/2048	379,247
201,455	3.50%, 10/25/2035	193,230
139,680	3.50%, 07/25/2045	135,204
49,959	3.50%, 07/25/2054	48,285
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 4.9% - (continued)
	Mortgage-Backed Agencies - 4.9% - (continued)
	Federal National Mortgage Association - 2.2% - (continued)
$ 217,989	4.00%, 10/25/2049		$ 210,076
498,405	4.00%, 05/25/2052		478,556
193,614	4.50%, 05/25/2040		192,735
218,430	4.50%, 09/25/2040		217,601
373,223	5.80%, 06/25/2041		388,550
			2,417,926
	Government National Mortgage Association - 0.7%
126,842	2.00%, 05/20/2046		110,912
262,758	2.50%, 10/20/2041		245,836
63,527	2.50%, 07/20/2042		59,523
390,718	4.00%, 03/20/2049		377,165
			793,436
	Total U.S. Government Agencies (cost $5,384,235)		$ 5,354,158
U.S. GOVERNMENT SECURITIES - 10.4%
	U.S. Treasury Securities - 10.4%
	U.S. Treasury Notes - 10.4%
575,000	0.38%, 12/31/2025		$ 534,548
2,650,000	3.25%, 06/30/2027		2,589,858
5,825,000	3.88%, 01/15/2026		5,785,408
1,750,000	4.63%, 09/15/2026		1,773,584
500,000	4.63%, 10/15/2026		507,109
200,000	5.00%, 09/30/2025		202,047
	Total U.S. Government Securities (cost $11,246,478)		$ 11,392,554
	Total Long-Term Investments (cost $89,700,229)		$ 89,748,705
SHORT-TERM INVESTMENTS - 3.1%
	Repurchase Agreements - 3.1%
3,380,279	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $3,380,777; collateralized by U.S. Treasury Note at 4.00%, maturing 01/31/2031, with a market value of $3,447,964		$ 3,380,279
	Securities Lending Collateral - 0.0%
3,769	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(8)		3,769
12,562	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(8)		12,562
3,769	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(8)		3,769
3,769	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(8)		3,769
			23,869
	Total Short-Term Investments (cost $3,404,148)		$ 3,404,148
	Total Investments (cost $93,104,377)	85.3%	$ 93,152,853
	Other Assets and Liabilities	14.7%	16,052,140
	Total Net Assets	100.0%	$ 109,204,993
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
48

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $38,159,020, representing 34.9% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2024.
(8)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	69	03/28/2024	$ 14,190,281	$ 124,640
Short position contracts:
U.S. Treasury 5-Year Note Future	147	03/28/2024	$ 15,933,422	$ (341,382)
Total futures contracts				$ (216,742)

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
83,000	EUR	89,914	USD	MSC	02/29/2024	$ 362
244,587	USD	222,000	EUR	DEUT	02/02/2024	3,419
388,584	USD	358,221	EUR	TDB	02/29/2024	(1,038)
240,534	USD	222,000	EUR	DEUT	03/05/2024	(976)
Total foreign currency contracts						$ 1,767
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
49

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 28,314,930	$ —	$ 28,314,930	$ —
Corporate Bonds	44,604,808	—	44,604,808	—
Senior Floating Rate Interests	82,255	—	82,255	—
U.S. Government Agencies	5,354,158	—	5,354,158	—
U.S. Government Securities	11,392,554	—	11,392,554	—
Short-Term Investments	3,404,148	23,869	3,380,279	—
Foreign Currency Contracts(2)	3,781	—	3,781	—
Futures Contracts(2)	124,640	124,640	—	—
Total	$ 93,281,274	$ 148,509	$ 93,132,765	$ —
Liabilities
Foreign Currency Contracts(2)	$ (2,014)	$ —	$ (2,014)	$ —
Futures Contracts(2)	(341,382)	(341,382)	—	—
Total	$ (343,396)	$ (341,382)	$ (2,014)	$ —

(1)	For the six-month period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
50

Hartford Sustainable Income ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.6%
	Asset-Backed - Automobile - 0.5%
$ 50,000	Exeter Automobile Receivables Trust 12.07%, 09/16/2030(1)	$ 56,749
250,000	Hertz Vehicle Financing III LLC 9.44%, 03/25/2030(1)	263,583
		320,332
	Commercial Mortgage-Backed Securities - 0.6%
100,000	BAMLL Commercial Mortgage Securities Trust 3.84%, 11/05/2032(1)(2)	32,370
40,000	Benchmark Mortgage Trust 7.64%, 12/15/2056(2)	42,745
90,000	BPR Trust 8.63%, 11/05/2028(1)(2)	94,750
17,527	BX Trust 9.03%, 08/15/2039, 1 mo. USD Term SOFR + 3.70%(1)(3)	17,624
125,000	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	91,447
	MSWF Commercial Mortgage Trust
65,000	4.00%, 12/15/2056(1)	42,003
30,000	7.25%, 12/15/2056(2)	30,718
		351,657
	Other Asset-Backed Securities - 4.4%
150,000	720 East CLO Ltd. 10.55%, 10/15/2036, 3 mo. USD Term SOFR + 5.15%(1)(3)	152,032
549,000	AMMC CLO 22 Ltd. 11.34%, 04/25/2031, 3 mo. USD Term SOFR + 6.01%(1)(3)	534,839
250,000	Bain Capital Credit CLO Ltd. 10.57%, 07/24/2036, 3 mo. USD Term SOFR + 5.25%(1)(3)	251,173
250,000	GoldenTree Loan Management U.S. CLO Ltd. 11.86%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(3)	249,981
244,047	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	114,440
250,000	Invesco U.S. CLO Ltd. 13.68%, 04/22/2035, 3 mo. USD Term SOFR + 8.36%(1)(3)	250,892
112,496	Preston Ridge Partners Mortgage LLC 3.72%, 06/25/2026(1)(4)	107,479
	PRET LLC
200,000	3.97%, 09/25/2051(1)(4)	175,699
105,000	5.07%, 07/25/2051(1)(4)	95,361
100,000	Pretium Mortgage Credit Partners LLC 5.44%, 01/25/2052(1)(4)	91,458
150,000	Retained Vantage Data Centers Issuer LLC 5.75%, 09/15/2048(1)	138,604
250,000	Symphony CLO XVIII Ltd. 8.83%, 07/23/2033, 3 mo. USD Term SOFR + 3.51%(1)(3)	240,725
100,000	Tricon Residential Trust 4.13%, 07/17/2038(1)	90,173
200,000	VCAT LLC 3.97%, 09/25/2051(1)(4)	174,105
		2,666,961
	Whole Loan Collateral CMO - 3.1%
	Federal National Mortgage Association Connecticut Avenue Securities
35,000	8.04%, 01/25/2044, 30 day USD SOFR Average + 2.70%(1)(3)	35,234
203,406	8.71%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(3)	209,000
229,789	8.86%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(3)	237,690
15,000	9.24%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(3)	15,682
147,423	9.56%, 07/25/2039, 30 day USD SOFR Average + 4.21%(1)(3)	154,360
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.6% - (continued)
	Whole Loan Collateral CMO - 3.1% - (continued)
$ 200,000	9.81%, 07/25/2031, 30 day USD SOFR Average + 4.46%(1)(3)	$ 214,438
85,000	10.09%, 09/25/2042, 30 day USD SOFR Average + 4.75%(1)(3)	92,804
25,000	10.09%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(3)	26,946
25,000	10.59%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(3)	27,061
200,000	11.34%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	208,242
90,000	11.54%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(3)	93,973
44,000	12.34%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(3)	47,809
24,584	17.21%, 08/25/2028, 30 day USD SOFR Average + 11.86%(3)	28,376
	Home RE Ltd.
150,000	9.94%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(3)	156,775
165,000	10.84%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(3)	175,077
200,000	Preston Ridge Partners Mortgage LLC 3.60%, 09/25/2026(1)(2)	191,885
		1,915,352
	Total Asset & Commercial Mortgage-Backed Securities (cost $5,192,106)	$ 5,254,302
CONVERTIBLE BONDS - 3.1%
	Airlines - 0.1%
102,000	JetBlue Airways Corp. 0.50%, 04/01/2026(5)	$ 82,368
	Auto Manufacturers - 0.0%
15,000	Rivian Automotive, Inc. 3.63%, 10/15/2030(1)	13,772
	Biotechnology - 0.2%
60,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	57,678
21,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	22,543
50,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028(1)	58,095
		138,316
	Commercial Services - 0.5%
28,000	Block, Inc. 0.13%, 03/01/2025	26,916
	Nexi SpA
EUR 100,000	0.00%, 02/24/2028(6)(7)	95,043
100,000	1.75%, 04/24/2027(6)	101,723
$ 63,000	Shift4 Payments, Inc. 0.00%, 12/15/2025(7)	69,105
		292,787
	Electric - 0.1%
42,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	39,443
	Energy-Alternate Sources - 0.4%
114,000	Enphase Energy, Inc. 0.00%, 03/01/2028(7)	95,977
30,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	20,664
60,000	NextEra Energy Partners LP 0.00%, 11/15/2025(1)(7)	53,010
67,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(7)	60,300
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	14,676
		244,627

The accompanying notes are an integral part of these financial statements.
51

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.1% - (continued)
	Healthcare - Products - 0.3%
$ 67,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	$ 74,001
103,000	Insulet Corp. 0.38%, 09/01/2026	109,695
		183,696
	Internet - 0.3%
	Etsy, Inc.
32,000	0.13%, 10/01/2026	33,392
53,000	0.25%, 06/15/2028	41,674
54,000	Sea Ltd. 2.38%, 12/01/2025	51,300
45,000	Shopify, Inc. 0.13%, 11/01/2025	42,975
22,000	Uber Technologies, Inc. 0.00%, 12/15/2025(7)	22,758
		192,099
	IT Services - 0.3%
	Rapid7, Inc.
20,000	0.25%, 03/15/2027	17,900
50,000	2.25%, 05/01/2025	54,100
54,000	Zscaler, Inc. 0.13%, 07/01/2025	86,319
		158,319
	Machinery-Diversified - 0.2%
76,000	Middleby Corp. 1.00%, 09/01/2025	89,630
	Pharmaceuticals - 0.1%
80,000	Dexcom, Inc. 0.25%, 11/15/2025	82,680
	REITS - 0.1%
68,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	73,100
	Semiconductors - 0.1%
40,000	ON Semiconductor Corp. 0.50%, 03/01/2029(1)	38,780
	Software - 0.4%
50,000	Bill Holdings, Inc. 0.00%, 12/01/2025(7)	46,750
92,000	Ceridian HCM Holding, Inc. 0.25%, 03/15/2026(5)	83,205
43,000	Datadog, Inc. 0.13%, 06/15/2025	60,866
45,000	Health Catalyst, Inc. 2.50%, 04/15/2025	42,683
35,000	Splunk, Inc. 1.13%, 06/15/2027	34,020
		267,524
	Total Convertible Bonds (cost $1,982,908)	$ 1,897,141
CORPORATE BONDS - 42.5%
	Advertising - 0.6%
120,000	Clear Channel Outdoor Holdings, Inc. 9.00%, 09/15/2028(1)(5)	$ 124,920
	Lamar Media Corp.
125,000	3.63%, 01/15/2031	109,937
145,000	3.75%, 02/15/2028	134,850
		369,707
	Agriculture - 0.1%
60,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	59,644
	Auto Manufacturers - 0.0%
25,000	Ford Motor Co. 3.25%, 02/12/2032	20,626
	Auto Parts & Equipment - 0.6%
30,000	Adient Global Holdings Ltd. 8.25%, 04/15/2031(1)	31,687
20,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)	20,265
EUR 300,000	Forvia SE 3.75%, 06/15/2028(6)	314,877
		366,829
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.5% - (continued)
	Beverages - 0.4%
$ 236,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	$ 220,455
	Chemicals - 0.3%
80,000	Avient Corp. 7.13%, 08/01/2030(1)	82,054
EUR 100,000	Itelyum Regeneration SpA 4.63%, 10/01/2026(6)	104,395
		186,449
	Commercial Banks - 7.9%
300,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(8)	342,990
100,000	Banco de Credito Social Cooperativo SA 5.25%, 11/27/2031, (5.25% fixed rate until 05/27/2026; 5 yr. EUR Swap + 5.42% thereafter)(6)(8)	101,598
200,000	BAWAG Group AG 6.75%, 02/24/2034, (6.75% fixed rate until 11/24/2028; 5 yr. EURIBOR ICE Swap + 3.80% thereafter)(6)(8)	227,980
$ 200,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(8)	208,767
	BNP Paribas SA
200,000	7.38%, 08/19/2025, (7.38% fixed rate until 08/19/2025; 5 yr. USD Swap + 5.15% thereafter)(6)(8)(9)	200,126
200,000	8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(8)(9)	207,081
EUR 200,000	Cooperatieve Rabobank UA 3.25%, 12/29/2026, (3.25% fixed rate until 12/29/2026; 5 yr. EUR Swap + 3.70% thereafter)(6)(8)(9)	196,970
400,000	Credit Agricole SA 7.25%, 09/23/2028, (7.25% fixed rate until 09/23/2028; 5 yr. EURIBOR ICE Swap + 4.44% thereafter)(6)(8)(9)	454,037
300,000	Credit Mutuel Arkea SA 1.25%, 06/11/2029, (1.25% fixed rate until 06/11/2028; 3 mo. EURIBOR + 1.50% thereafter)(6)(8)	294,673
400,000	Deutsche Bank AG 4.00%, 06/24/2032, (4.00% fixed rate until 03/24/2027; 5 yr. EURIBOR ICE Swap + 3.30% thereafter)(6)(8)	419,000
	Freedom Mortgage Corp.
$ 165,000	12.00%, 10/01/2028(1)	181,100
165,000	12.25%, 10/01/2030(1)	183,956
200,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	219,082
EUR 200,000	KBC Group NV 4.25%, 10/24/2025, (4.25% fixed rate until 10/24/2025; 5 yr. EUR Swap + 3.59% thereafter)(6)(8)(9)	204,395
200,000	Novo Banco SA 9.88%, 12/01/2033, (9.88% fixed rate until 06/01/2028; 5 yr. EUR Swap + 6.71% thereafter)(6)(8)	244,950
100,000	Permanent TSB Group Holdings PLC 3.00%, 08/19/2031, (3.00% fixed rate until 05/19/2026; 5 yr. EUR Swap + 3.22% thereafter)(6)(8)	101,662
	Societe Generale SA
$ 200,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 yr. USD CMT + 3.93% thereafter)(1)(8)(9)	176,669

The accompanying notes are an integral part of these financial statements.
52

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.5% - (continued)
	Commercial Banks - 7.9% - (continued)
$ 200,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(8)(9)	$ 213,366
	UBS Group AG
200,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 yr. USD CMT + 3.40% thereafter)(6)(8)(9)	180,475
230,000	5.70%, 02/08/2035, (5.70% fixed rate until 02/08/2034; 1 yr. USD CMT + 1.77% thereafter)(1)(8)	233,325
200,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(8)(9)	217,862
		4,810,064
	Commercial Services - 2.2%
	Block, Inc.
45,000	2.75%, 06/01/2026	42,165
150,000	3.50%, 06/01/2031	129,781
EUR 100,000	Cerved Group SpA 9.18%, 02/15/2029, 3 mo. EURIBOR + 5.25%(3)(6)	105,558
100,000	Loxam SAS 6.38%, 05/31/2029(1)	111,569
200,000	PeopleCert Wisdom Issuer PLC 5.75%, 09/15/2026(6)	213,448
175,000	Q-Park Holding I BV 5.13%, 03/01/2029(1)	190,569
$ 250,000	StoneCo Ltd. 3.95%, 06/16/2028(6)	216,125
	United Rentals North America, Inc.
29,000	3.75%, 01/15/2032	25,467
35,000	4.88%, 01/15/2028	34,157
EUR 255,000	Verisure Holding AB 3.25%, 02/15/2027(6)	266,108
		1,334,947
	Construction Materials - 0.2%
$ 155,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	148,241
	Distribution/Wholesale - 0.3%
EUR 120,000	Parts Europe SA 6.50%, 07/16/2025(6)	130,205
$ 45,000	Ritchie Bros Holdings, Inc. 7.75%, 03/15/2031(1)	47,363
		177,568
	Diversified Financial Services - 1.9%
289,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 yr. USD CMT + 3.17% thereafter)(8)(9)	262,687
	Credit Acceptance Corp.
20,000	6.63%, 03/15/2026(5)	19,997
115,000	9.25%, 12/15/2028(1)	121,038
135,000	OneMain Finance Corp. 6.88%, 03/15/2025	135,506
200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(6)	147,236
200,000	Shriram Finance Ltd. 4.40%, 03/13/2024(6)	199,180
250,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(6)(10)	17,750
300,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	283,330
		1,186,724
	Electric - 3.3%
400,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(6)	340,027
400,000	Adani Green Energy Ltd. 4.38%, 09/08/2024(1)	391,015
	Clearway Energy Operating LLC
180,000	3.75%, 01/15/2032(1)	152,887
210,000	4.75%, 03/15/2028(1)	199,944
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.5% - (continued)
	Electric - 3.3% - (continued)
$ 200,000	Instituto Costarricense de Electricidad 6.75%, 10/07/2031(1)	$ 198,500
200,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(6)	190,194
162,160	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(6)	161,702
400,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(6)	388,000
		2,022,269
	Electrical Components & Equipment - 0.3%
EUR 100,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(6)	96,152
$ 100,000	Energizer Holdings, Inc. 4.38%, 03/31/2029(1)	90,521
		186,673
	Energy-Alternate Sources - 2.3%
	Energo-Pro AS
215,000	8.50%, 02/04/2027(1)	213,746
200,000	11.00%, 11/02/2028(1)	209,016
	FS Luxembourg SARL
400,000	8.88%, 02/12/2031(1)	395,360
200,000	10.00%, 12/15/2025(6)	209,359
185,000	Greenko Dutch BV 3.85%, 03/29/2026(6)	173,900
200,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(6)	194,124
		1,395,505
	Engineering & Construction - 1.1%
EUR 200,000	Cellnex Telecom SA 1.75%, 10/23/2030(6)	192,208
GBP 100,000	Heathrow Finance PLC 3.88%, 03/01/2027(6)	119,895
	IHS Holding Ltd.
$ 200,000	6.25%, 11/29/2028(1)	168,630
200,000	6.25%, 11/29/2028(6)	168,630
		649,363
	Entertainment - 0.4%
	Caesars Entertainment, Inc.
25,000	6.25%, 07/01/2025(1)	25,122
30,000	6.50%, 02/15/2032(1)	30,355
30,000	8.13%, 07/01/2027(1)	30,758
38,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)	35,055
EUR 100,000	Motion Finco SARL 7.38%, 06/15/2030(1)	112,140
		233,430
	Environmental Control - 0.3%
$ 25,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	25,316
200,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	181,806
		207,122
	Food - 0.2%
GBP 100,000	Iceland Bondco PLC 10.88%, 12/15/2027(6)	136,078
	Food Service - 0.5%
EUR 300,000	Elior Group SA 3.75%, 07/15/2026(6)	304,354
	Forest Products & Paper - 0.3%
$ 200,000	Suzano Austria GmbH 7.00%, 03/16/2047(6)	208,356
	Healthcare - Products - 0.8%
EUR 200,000	Avantor Funding, Inc. 3.88%, 07/15/2028(6)	211,547
$ 70,000	Bausch & Lomb Escrow Corp. 8.38%, 10/01/2028(1)(11)	73,150
250,000	Medline Borrower LP 3.88%, 04/01/2029(1)	226,040
		510,737
	Healthcare - Services - 1.0%
10,000	HCA, Inc. 7.50%, 11/15/2095	11,124

The accompanying notes are an integral part of these financial statements.
53

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.5% - (continued)
	Healthcare - Services - 1.0% - (continued)
	IQVIA, Inc.
EUR 100,000	2.25%, 01/15/2028(1)	$ 101,288
$ 200,000	5.00%, 05/15/2027(1)	195,277
200,000	Rede D'or Finance SARL 4.50%, 01/22/2030(6)	176,882
105,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	105,091
		589,662
	Insurance - 0.9%
30,000	Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(1)	26,906
35,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	32,871
45,000	HUB International Ltd. 7.38%, 01/31/2032(1)	46,147
130,000	MGIC Investment Corp. 5.25%, 08/15/2028	126,618
200,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.88%, 05/23/2042, (5.88% fixed rate until 11/23/2031; 5 yr. USD CMT + 3.98% thereafter)(1)(8)	202,350
EUR 100,000	Sogecap SA 6.50%, 05/16/2044, (6.50% fixed rate until 11/16/2033; 3 mo. EURIBOR + 4.40% thereafter)(6)(8)	118,003
		552,895
	Internet - 0.8%
	Gen Digital, Inc.
$ 30,000	6.75%, 09/30/2027(1)	30,453
60,000	7.13%, 09/30/2030(1)	62,249
235,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	211,500
100,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	94,654
EUR 100,000	United Group BV 6.75%, 02/15/2031(1)	107,946
		506,802
	Iron/Steel - 0.1%
$ 40,000	ATI, Inc. 7.25%, 08/15/2030	41,162
	IT Services - 0.7%
263,000	McAfee Corp. 7.38%, 02/15/2030(1)	238,062
160,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	158,533
		396,595
	Leisure Time - 0.5%
	Carnival Corp.
60,000	6.00%, 05/01/2029(1)	58,133
125,000	10.50%, 06/01/2030(1)	137,250
80,000	Royal Caribbean Cruises Ltd. 7.25%, 01/15/2030(1)	83,376
		278,759
	Media - 1.5%
125,000	Cable One, Inc. 4.00%, 11/15/2030(1)(5)	100,625
20,000	DISH DBS Corp. 5.75%, 12/01/2028(1)	13,523
120,000	Scripps Escrow II, Inc. 5.38%, 01/15/2031(1)(5)(11)	91,200
225,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(11)	202,790
125,000	Videotron Ltd. 3.63%, 06/15/2029(1)	114,056
GBP 100,000	Virgin Media Vendor Financing Notes III DAC 4.88%, 07/15/2028(6)	116,202
$ 200,000	VTR Finance NV 6.38%, 07/15/2028(6)	76,982
EUR 210,000	Ziggo BV 2.88%, 01/15/2030(6)	206,932
		922,310
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.5% - (continued)
	Metal Fabricate/Hardware - 0.3%
	Advanced Drainage Systems, Inc.
$ 160,000	5.00%, 09/30/2027(1)	$ 154,287
30,000	6.38%, 06/15/2030(1)	30,248
		184,535
	Mining - 1.2%
300,000	Constellium SE 3.75%, 04/15/2029(1)	269,692
120,000	FMG Resources August 2006 Pty. Ltd. 6.13%, 04/15/2032(1)	118,707
315,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(1)	322,024
		710,423
	Multi-National - 0.4%
BRL 515,000	European Investment Bank 9.25%, 01/28/2027(6)	106,150
MXN 2,160,000	International Bank for Reconstruction & Development 5.65%, 06/03/2027	111,651
		217,801
	Office/Business Equipment - 0.2%
$ 125,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	122,040
	Packaging & Containers - 1.3%
GBP 100,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.75%, 07/15/2027(6)	94,274
	Ball Corp.
EUR 100,000	1.50%, 03/15/2027	101,253
$ 40,000	5.25%, 07/01/2025	39,849
100,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	99,500
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(6)	173,000
	Trivium Packaging Finance BV
EUR 110,000	3.75%, 08/15/2026(6)	115,903
$ 200,000	8.50%, 08/15/2027(1)	195,574
		819,353
	Pharmaceuticals - 1.0%
45,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(1)	30,613
23,000	Owens & Minor, Inc. 6.63%, 04/01/2030(1)	21,911
	Prestige Brands, Inc.
40,000	3.75%, 04/01/2031(1)	34,687
65,000	5.13%, 01/15/2028(1)	63,224
	Teva Pharmaceutical Finance Netherlands II BV
EUR 200,000	3.75%, 05/09/2027	209,690
220,000	4.38%, 05/09/2030	224,051
		584,176
	Real Estate - 1.0%
GBP 200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(6)	182,605
EUR 100,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(6)(8)(9)	89,267
$ 200,000	CIFI Holdings Group Co. Ltd. 4.38%, 04/12/2027(6)(10)	17,030
400,000	Country Garden Holdings Co. Ltd. 3.88%, 10/22/2030(6)(10)	32,924
EUR 100,000	Emeria SASU 7.75%, 03/31/2028(1)	104,215
$ 200,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(6)	169,252
		595,293

The accompanying notes are an integral part of these financial statements.
54

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.5% - (continued)
	Real Estate Investment Trusts - 1.0%
	Brandywine Operating Partnership LP
$ 197,000	3.95%, 11/15/2027	$ 178,075
60,000	7.80%, 03/15/2028(4)	61,187
GBP 55,000	Hammerson PLC 7.25%, 04/21/2028(6)	72,375
$ 100,000	HAT Holdings I LLC/HAT Holdings II LLC 6.00%, 04/15/2025(1)	99,148
200,000	Trust Fibra Uno 6.39%, 01/15/2050(6)	168,434
		579,219
	Retail - 1.3%
GBP 100,000	B&M European Value Retail SA 4.00%, 11/15/2028(6)	118,431
$ 200,000	Jollibee Worldwide Pte. Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 yr. USD CMT + 4.78% thereafter)(6)(8)(9)	195,000
83,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	75,424
110,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	86,409
130,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	127,793
199,000	Yum! Brands, Inc. 3.63%, 03/15/2031	177,038
		780,095
	Software - 1.0%
262,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	235,609
80,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	74,573
	Open Text Corp.
165,000	3.88%, 02/15/2028(1)	153,369
15,000	3.88%, 12/01/2029(1)	13,529
70,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	61,859
80,000	UKG, Inc. 6.88%, 02/01/2031(1)	80,900
		619,839
	Telecommunications - 2.5%
EUR 100,000	Altice France SA 5.88%, 02/01/2027(6)	92,695
$ 200,000	Axian Telecom 7.38%, 02/16/2027(1)	188,290
EUR 100,000	eircom Finance DAC 3.50%, 05/15/2026(6)	105,231
	Frontier Communications Holdings LLC
$ 80,000	5.00%, 05/01/2028(1)	73,833
95,000	5.88%, 10/15/2027(1)	91,377
200,000	Liquid Telecommunications Financing PLC 5.50%, 09/04/2026(6)	124,680
180,000	Millicom International Cellular SA 6.25%, 03/25/2029(6)	171,798
200,000	MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(6)	202,000
400,000	Network i2i Ltd. 3.98%, 03/03/2026, (3.98% fixed rate until 03/03/2026; 5 yr. USD CMT + 3.39% thereafter)(6)(8)(9)	374,999
	Telecom Italia Capital SA
85,000	7.20%, 07/18/2036	85,351
22,000	7.72%, 06/04/2038	22,707
EUR 10,000	Telecom Italia Finance SA 7.75%, 01/24/2033	12,645
		1,545,606
	Toys/Games/Hobbies - 0.1%
$ 60,000	Mattel, Inc. 5.88%, 12/15/2027(1)	60,212
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.5% - (continued)
	Transportation - 0.7%
$ 225,000	First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 07/31/2029(1)	$ 198,054
230,000	Rumo Luxembourg SARL 5.25%, 01/10/2028(6)	221,304
		419,358
	Water - 1.0%
	Aegea Finance SARL
400,000	6.75%, 05/20/2029(1)	388,223
200,000	6.75%, 05/20/2029(6)	194,112
		582,335
	Total Corporate Bonds (cost $26,665,387)	$ 25,843,611
FOREIGN GOVERNMENT OBLIGATIONS - 6.2%
	Chile - 0.2%
CLP 130,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(6)	$ 134,992
	Colombia - 1.2%
	Colombia Government International Bonds
EUR 100,000	3.88%, 03/22/2026	106,800
$ 640,000	5.00%, 06/15/2045	466,519
COP 666,600,000	Colombia TES 7.00%, 06/30/2032	147,056
		720,375
	Costa Rica - 0.4%
$ 200,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	204,601
	Czech Republic - 0.2%
CZK 3,110,000	Czech Republic Government Bonds 2.50%, 08/25/2028(6)	129,248
	Gabon - 0.3%
$ 200,000	Gabon Government International Bonds 6.95%, 06/16/2025(6)	192,192
	Hungary - 0.2%
HUF 54,210,000	Hungary Government Bonds 3.00%, 08/21/2030	130,163
	Ivory Coast - 0.6%
	Ivory Coast Government International Bonds
EUR 200,000	4.88%, 01/30/2032(6)	181,947
200,000	5.88%, 10/17/2031(6)	195,017
		376,964
	Mexico - 0.1%
100,000	Mexico Government International Bonds 2.13%, 10/25/2051	63,500
	North Macedonia - 0.5%
	North Macedonia Government International Bonds
100,000	3.68%, 06/03/2026(1)	105,366
200,000	3.68%, 06/03/2026(6)	210,733
		316,099
	Peru - 0.4%
$ 225,000	Fondo MIVIVIENDA SA 4.63%, 04/12/2027(1)	218,813
	Poland - 0.2%
PLN 570,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	138,216

The accompanying notes are an integral part of these financial statements.
55

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.2% - (continued)
	Romania - 0.5%
	Romania Government International Bonds
EUR 80,000	2.12%, 07/16/2031(6)	$ 70,105
81,000	2.75%, 04/14/2041(1)	58,951
30,000	2.75%, 04/14/2041(6)	21,834
189,000	2.88%, 04/13/2042(6)	137,829
		288,719
	Senegal - 0.1%
100,000	Senegal Government International Bonds 5.38%, 06/08/2037(1)	78,264
	South Africa - 0.2%
ZAR 2,755,000	Republic of South Africa Government Bonds 8.00%, 01/31/2030	136,448
	Sri Lanka - 0.4%
	Sri Lanka Government International Bonds
$ 200,000	5.75%, 04/18/2023(6)(10)	104,522
200,000	6.85%, 03/14/2024(6)(10)	102,207
		206,729
	Supranational - 0.5%
INR 8,800,000	Asian Development Bank 6.20%, 10/06/2026	104,697
CNY 810,000	European Bank for Reconstruction & Development 2.00%, 01/21/2025	112,234
IDR 1,670,000,000	European Investment Bank 5.75%, 01/24/2025(6)	105,438
		322,369
	Uruguay - 0.2%
	Uruguay Government International Bonds
UYU 2,806,110	4.38%, 12/15/2028(12)	75,450
1,396,707	4.38%, 12/15/2028(12)	37,554
885,000	8.50%, 03/15/2028(6)	21,958
		134,962
	Total Foreign Government Obligations (cost $4,194,275)	$ 3,792,654
SENIOR FLOATING RATE INTERESTS - 10.2%(13)
	Commercial Services - 1.5%
$ 219,202	APX Group, Inc. 8.70%, 07/10/2028, U.S. (Fed) Prime Rate + 2.25%	$ 218,860
EUR 250,000	Techem Verwaltungsgesellschaft 675 mbH 6.28%, 07/15/2025, 3 mo. EURIBOR + 2.38%	271,655
$ 193,238	Trans Union LLC 7.19%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	192,836
EUR 200,000	Verisure Holding AB 6.93%, 03/27/2028, 3 mo. EURIBOR + 3.00%	216,233
		899,584
	Construction Materials - 0.2%
$ 120,752	Emerald Borrower LP 8.31%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	120,722
	Distribution/Wholesale - 0.3%
194,662	American Builders & Contractors Supply Co., Inc. 7.43%, 01/29/2031, 3 mo. USD Term SOFR + 2.00%	194,175
	Environmental Control - 0.3%
196,000	Clean Harbors, Inc. 7.20%, 10/08/2028, 1 mo. USD Term SOFR + 1.75%	196,200
	Food - 0.2%
104,217	U.S. Foods, Inc. 7.95%, 11/22/2028, 1 mo. USD Term SOFR + 2.50%	104,497
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(13) - (continued)
	Healthcare - Products - 1.0%
$ 98,964	Avantor Funding, Inc. 7.68%, 11/08/2027, 1 mo. USD Term SOFR + 2.25%	$ 98,815
99,750	Bausch & Lomb Corp. 9.33%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	97,755
198,473	Insulet Corp. 8.33%, 02/29/2024, 1 mo. USD Term SOFR + 3.25%	198,573
197,492	Medline Borrower LP 8.45%, 10/23/2028, 1 mo. USD Term SOFR + 3.00%	197,060
		592,203
	Healthcare - Services - 0.2%
146,241	Catalent Pharma Solutions, Inc. 7.45%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	143,819
	Home Builders - 0.2%
112,709	Installed Building Products, Inc. 7.45%, 12/14/2028, 1 mo. USD Term SOFR + 2.00%	112,815
	Insurance - 0.7%
198,997	Asurion LLC 9.68%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	196,538
	HUB International Ltd.
182,596	8.57%, 06/20/2030, 3 mo. USD Term SOFR + 4.25%	182,577
50,000	8.57%, 04/22/2024, 1 mo. USD Term SOFR + 3.25%	49,995
		429,110
	Internet - 0.6%
168,878	Go Daddy Operating Co. LLC 7.33%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	168,748
171,500	Proofpoint, Inc. 8.70%, 08/31/2028, 1 mo. USD Term SOFR + 3.25%	170,214
		338,962
	Leisure Time - 0.3%
194,265	Hayward Industries, Inc. 8.20%, 05/30/2028, 1 mo. USD Term SOFR + 2.75%	193,744
	Machinery-Diversified - 0.3%
194,069	Gardner Denver, Inc. 7.18%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	194,170
	Packaging & Containers - 0.8%
315,200	Clydesdale Acquisition Holdings, Inc. 9.11%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	312,785
195,754	Proampac PG Borrower LLC 9.87%, 09/15/2028, 3 mo. USD Term SOFR + 4.50%	195,878
		508,663
	Pharmaceuticals - 1.2%
EUR 234,265	Grifols SA 6.22%, 11/15/2027, 3 mo. EURIBOR + 2.25%	245,882
290,000	IVC Acquisition Ltd. 9.07%, 11/13/2026, 3 mo. EURIBOR + 5.00%	315,183
$ 136,834	Packaging Coordinators Midco, Inc. 9.11%, 11/30/2027, 3 mo. USD Term SOFR + 3.50%	136,218
		697,283
	Retail - 0.4%
243,745	LBM Acquisition LLC 9.18%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	241,430

The accompanying notes are an integral part of these financial statements.
56

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 10.2%(13) - (continued)
	Semiconductors - 0.3%
$ 197,500	MKS Instruments, Inc. 7.85%, 08/17/2029, 1 mo. USD Term SOFR + 2.50%	$ 196,143
	Software - 1.3%
200,000	DCert Buyer, Inc. 12.33%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	182,642
152,675	McAfee LLC 9.20%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	151,033
100,000	Severin Acquisition LLC 8.56%, 08/01/2027, 3 mo. USD Term SOFR + 3.00%	100,025
169,594	Surf Holdings LLC 8.95%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	169,359
194,483	Zelis Payments Buyer, Inc. 8.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	194,119
		797,178
	Telecommunications - 0.1%
141,493	Xplornet Communications, Inc. 9.61%, 10/02/2028, 3 mo. USD Term SOFR + 4.00%	63,082
	Transportation - 0.3%
	First Student Bidco, Inc.
43,393	8.36%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	42,813
143,072	8.61%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	141,159
		183,972
	Total Senior Floating Rate Interests (cost $6,355,015)	$ 6,207,752
U.S. GOVERNMENT AGENCIES - 12.3%
	Mortgage-Backed Agencies - 12.3%
	Federal Home Loan Mortgage Corp. - 1.9%
321,743	5.00%, 09/01/2052	$ 318,493
55,000	8.74%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(3)	56,546
90,000	9.09%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(3)	93,654
175,000	9.69%, 04/25/2042, 30 day USD SOFR Average + 4.35%(1)(3)	185,253
115,000	10.59%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(3)	123,808
25,000	10.84%, 05/25/2043, 30 day USD SOFR Average + 5.50%(1)(3)	27,683
150,000	11.09%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(3)	166,294
175,000	13.06%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(3)	201,595
		1,173,326
	Federal National Mortgage Association - 0.5%
319,018	5.00%, 09/01/2052	315,796
	Uniform Mortgage-Backed Security - 9.9%
2,410,000	4.50%, 02/13/2054(14)	2,331,487
3,600,000	6.00%, 02/13/2054(14)	3,651,962
		5,983,449
	Total U.S. Government Agencies (cost $7,408,383)	$ 7,472,571
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 24.0%
	U.S. Treasury Securities - 24.0%
	U.S. Treasury Bonds - 7.8%
$ 390,000	2.25%, 08/15/2046	$ 271,461
1,690,000	2.50%, 05/15/2046(15)	1,239,840
2,145,000	3.38%, 11/15/2048	1,824,507
470,000	3.63%, 08/15/2043	425,497
525,000	3.63%, 05/15/2053	471,023
575,000	3.88%, 02/15/2043	540,320
		4,772,648
	U.S. Treasury Inflation-Protected Bonds - 0.8%
740,522	0.25%, 02/15/2050(12)	475,945
	U.S. Treasury Inflation-Protected Notes - 1.4%
420,161	0.25%, 07/15/2029(12)	390,672
237,602	1.38%, 07/15/2033(12)	231,230
214,776	1.75%, 01/15/2034(12)	215,082
		836,984
	U.S. Treasury Notes - 14.0%
1,940,000	1.88%, 02/15/2032(16)	1,664,838
320,000	2.88%, 05/15/2032	295,638
1,675,000	3.50%, 02/15/2033	1,616,048
1,550,000	3.88%, 11/30/2027	1,545,762
1,350,000	4.13%, 07/31/2028	1,362,076
2,020,000	4.88%, 11/30/2025	2,040,831
		8,525,193
	Total U.S. Government Securities (cost $15,154,324)	$ 14,610,770
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
83	Aptiv PLC*	$ 6,750
	Health Care Equipment & Services - 0.0%
17	Becton Dickinson & Co.	4,060
	Total Common Stocks (cost $12,865)	$ 10,810
PREFERRED STOCKS - 0.1%
	Utilities - 0.1%
1,049	NextEra Energy, Inc. (Preference Shares), 6.93%(5)	$ 39,033
	Total Preferred Stocks (cost $51,139)	$ 39,033
	Total Long-Term Investments (cost $67,016,402)	$ 65,128,644
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.2%
128,179	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $128,198; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $130,761	$ 128,179
	Securities Lending Collateral - 0.8%
81,415	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(17)	81,415
271,383	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(17)	271,383

The accompanying notes are an integral part of these financial statements.
57

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0% - (continued)
	Securities Lending Collateral - 0.8% - (continued)
81,415	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(17)		$ 81,415
81,415	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(17)		81,415
			515,628
	Total Short-Term Investments (cost $643,807)		$ 643,807
	Total Investments (cost $67,660,209)	108.0%	$ 65,772,451
	Other Assets and Liabilities	(8.0)%	(4,884,972)
	Total Net Assets	100.0%	$ 60,887,479
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $18,947,485, representing 31.1% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $13,299,517, representing 21.8% of net assets.
(7)	Security is a zero-coupon bond.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2024.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2024, the market value of securities pledged was $1,144,467.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2024, the market value of securities pledged was $386,174.
(17)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	56	03/19/2024	$ 6,290,375	$ 101,543
Short position contracts:
Euro BUXL 30-Year Bond Future	2	03/07/2024	$ 298,849	$ (10,452)
Euro-BOBL Future	31	03/07/2024	3,991,351	(26,772)
Euro-BTP Future	4	03/07/2024	516,968	(14,531)
Euro-BUND Future	8	03/07/2024	1,180,537	(18,343)
Euro-Schatz Future	7	03/07/2024	807,443	(430)
U.S. Treasury 2-Year Note Future	52	03/28/2024	10,694,125	(11,548)
The accompanying notes are an integral part of these financial statements.
58

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Futures Contracts Outstanding at January 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 5-Year Note Future	20	03/28/2024	$ 2,167,813	$ (10,924)
U.S. Treasury 10-Year Ultra Future	7	03/19/2024	818,125	(4,057)
U.S. Treasury Long Bond Future	4	03/19/2024	489,375	(28,045)
U.S. Treasury Ultra Bond Future	9	03/19/2024	1,162,969	(48,726)
Total				$ (173,828)
Total futures contracts				$ (72,285)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S41.V1	USD	9,807,930	5.00%	12/20/2028	Quarterly	$ 444,279	$ —	$ 628,113	$ 183,834
ITRAXX-XOVER S40.V1	EUR	2,070,000	5.00%	12/20/2028	Quarterly	121,804	—	172,168	50,364
Total centrally cleared credit default swap contracts						$ 566,083	$ —	$ 800,281	$ 234,198

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	280,000	03/15/2053	Annual	$ 877	$ —	$ 33,213	$ 32,336
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	2,144	—	25,766	23,622
3.25% Fixed	12 Mo. USD SOFR	USD	125,000	06/21/2053	Annual	—	(1,281)	7,601	8,882
3.59% Fixed	12 Mo. USD SOFR	USD	390,000	09/20/2053	Annual	1,738	—	(3,016)	(4,754)
Total centrally cleared interest rate swaps contracts						$ 4,759	$ (1,281)	$ 63,564	$ 60,086

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
86,000	EUR	94,572	USD	MSC	03/20/2024	$ (955)
42,700,000	KZT	86,613	USD	BOA	03/20/2024	7,498
16,400,000	KZT	34,654	USD	GSC	03/20/2024	1,492
16,476	USD	25,000	AUD	SCB	03/20/2024	(77)
171,083	USD	260,000	AUD	RBC	03/20/2024	(1,067)
2,229	USD	3,000	CAD	JPM	02/29/2024	(17)
181,188	USD	245,000	CAD	RBC	03/20/2024	(2,303)
32,625	USD	30,000	EUR	BNP	02/29/2024	(5)
119,521	USD	110,000	EUR	JPM	02/29/2024	(121)
108,561	USD	100,000	EUR	CBK	02/29/2024	(205)
7,003,223	USD	6,456,000	EUR	TDB	02/29/2024	(18,706)
2,337,670	USD	2,124,000	EUR	DEUT	03/20/2024	25,549
95,564	USD	87,000	EUR	BNP	03/20/2024	859
67,133	USD	61,000	EUR	CBK	03/20/2024	730
27,502	USD	25,000	EUR	RBC	03/20/2024	288
10,190	USD	8,000	GBP	GSC	02/29/2024	—
748,157	USD	589,000	GBP	BCLY	02/29/2024	(2,091)
426,217	USD	334,000	GBP	MSC	03/20/2024	727
26,626	USD	21,000	GBP	HSBC	03/20/2024	(127)
338,583	USD	48,700,000	JPY	MSC	03/21/2024	2,732
The accompanying notes are an integral part of these financial statements.
59

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
29,691	USD	4,200,000	JPY	ANZ	03/21/2024	$ 726
19,050	USD	2,800,000	JPY	RBC	03/21/2024	(260)
Total foreign currency contracts						$ 14,667
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 5,254,302	$ —	$ 5,254,302	$ —
Convertible Bonds	1,897,141	—	1,897,141	—
Corporate Bonds	25,843,611	—	25,843,611	—
Foreign Government Obligations	3,792,654	—	3,792,654	—
Senior Floating Rate Interests	6,207,752	—	6,207,752	—
U.S. Government Agencies	7,472,571	—	7,472,571	—
U.S. Government Securities	14,610,770	—	14,610,770	—
Common Stocks
Automobiles & Components	6,750	6,750	—	—
Health Care Equipment & Services	4,060	4,060	—	—
Preferred Stocks	39,033	39,033	—	—
Short-Term Investments	643,807	515,628	128,179	—
Foreign Currency Contracts(2)	40,601	—	40,601	—
Futures Contracts(2)	101,543	101,543	—	—
Swaps - Credit Default(2)	234,198	—	234,198	—
Swaps - Interest Rate(2)	64,840	—	64,840	—
Total	$ 66,213,633	$ 667,014	$ 65,546,619	$ —
Liabilities
Foreign Currency Contracts(2)	$ (25,934)	$ —	$ (25,934)	$ —
Futures Contracts(2)	(173,828)	(173,828)	—	—
Swaps - Interest Rate(2)	(4,754)	—	(4,754)	—
Total	$ (204,516)	$ (173,828)	$ (30,688)	$ —

(1)	For the six-month period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
60

Hartford Total Return Bond ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5%
	Asset-Backed - Automobile - 3.5%
$ 875,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$ 880,231
1,651,221	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	1,650,191
	Avis Budget Rental Car Funding AESOP LLC
1,535,000	5.36%, 06/20/2030(1)	1,553,240
1,065,000	5.90%, 08/21/2028(1)	1,091,444
	Bridgecrest Lending Auto Securitization Trust
1,565,000	5.43%, 08/15/2028	1,571,630
1,400,000	6.80%, 08/15/2029	1,432,979
1,285,126	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	1,288,920
955,000	Citizens Auto Receivables Trust 5.03%, 10/15/2030(1)	960,320
1,558,875	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	1,561,728
	DT Auto Owner Trust
1,725,000	5.19%, 10/16/2028(1)	1,717,730
660,000	5.41%, 02/15/2029(1)	657,275
1,065,000	6.07%, 03/15/2028(1)	1,073,439
	Enterprise Fleet Financing LLC
500,000	5.16%, 09/20/2030(1)	501,966
885,000	5.42%, 10/22/2029(1)	894,266
3,025,000	6.40%, 03/20/2030(1)	3,092,005
	Exeter Automobile Receivables Trust
186,598	2.18%, 06/15/2026	186,174
760,000	4.57%, 01/15/2027	756,849
860,000	5.72%, 04/15/2027	859,822
362,000	6.03%, 08/16/2027	362,582
401,000	6.11%, 09/15/2027	402,512
	Flagship Credit Auto Trust
310,000	5.05%, 01/18/2028(1)	308,161
830,000	5.21%, 05/15/2028(1)	828,364
958,000	5.64%, 07/16/2029(1)	966,262
195,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	193,632
455,000	GM Financial Consumer Automobile Receivables Trust 5.16%, 08/16/2029	457,207
2,705,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	2,757,208
1,650,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	1,654,708
1,830,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	1,848,289
1,365,000	Prestige Auto Receivables Trust 6.55%, 07/17/2028(1)	1,370,113
250,000	Santander Bank Auto Credit-Linked Notes 5.64%, 12/15/2033(1)	251,684
	Santander Drive Auto Receivables Trust
1,540,000	4.42%, 11/15/2027	1,519,249
350,000	4.72%, 06/15/2027	348,032
650,000	4.98%, 02/15/2028	647,557
965,000	5.24%, 05/15/2028	962,141
1,310,000	5.61%, 07/17/2028	1,322,413
1,400,000	5.77%, 12/15/2028	1,419,731
1,430,000	5.95%, 01/17/2028	1,438,115
450,000	5.98%, 04/16/2029	461,342
935,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	938,657
	SFS Auto Receivables Securitization Trust
360,000	5.38%, 01/21/2031(1)	362,515
625,000	5.71%, 01/22/2030(1)	633,164
	Tricolor Auto Securitization Trust
284,674	6.48%, 08/17/2026(1)	284,641
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Asset-Backed - Automobile - 3.5% - (continued)
$ 1,260,000	6.61%, 10/15/2027(1)	$ 1,261,201
	Westlake Automobile Receivables Trust
559,957	1.65%, 02/17/2026(1)	552,360
1,180,000	4.31%, 09/15/2027(1)	1,167,733
355,000	5.41%, 01/18/2028(1)	353,689
2,070,000	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	2,094,454
595,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	595,222
		49,493,147
	Asset-Backed - Finance & Insurance - 0.2%
128,453	BHG Securitization Trust 0.90%, 10/17/2034(1)	125,058
1,440,000	BlueMountain CLO XXIV Ltd. 6.68%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,428,409
738,902	Carlyle Global Market Strategies CLO Ltd. 6.58%, 01/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	738,422
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	368,000
		2,659,889
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
554,806	0.97%, 12/16/2069(1)	481,486
1,048,321	1.11%, 02/18/2070(1)	894,462
1,316,828	5.51%, 10/15/2071(1)	1,320,307
		2,696,255
	Commercial Mortgage-Backed Securities - 4.0%
965,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	882,933
	BBCMS Mortgage Trust
6,360,000	1.63%, 02/15/2057(3)(4)	707,164
530,000	3.66%, 04/15/2055(4)	482,361
520,000	4.60%, 06/15/2055(4)	511,521
1,705,000	5.42%, 02/15/2057	1,778,904
715,000	5.44%, 12/15/2055(4)	744,916
235,000	5.71%, 12/15/2055(4)	249,387
	Benchmark Mortgage Trust
12,514,620	0.56%, 01/15/2055(1)(3)(4)	246,535
18,783,287	0.61%, 07/15/2051(3)(4)	274,343
8,049,353	0.66%, 01/15/2051(3)(4)	129,894
12,478,048	0.72%, 07/15/2056(4)	503,891
8,414,306	1.36%, 03/15/2062(3)(4)	411,171
4,369,418	1.41%, 12/15/2056(1)(3)(4)	292,316
3,636,701	1.63%, 01/15/2054(3)(4)	286,991
1,820,241	1.91%, 07/15/2053(3)(4)	116,105
2,200,000	3.88%, 02/15/2051(4)	2,076,710
2,432,000	6.05%, 12/15/2056	2,641,263
	BPR Trust
3,055,000	7.89%, 11/05/2028(1)(4)	3,219,499
1,180,000	8.57%, 08/15/2024, 1 mo. USD Term SOFR + 3.23%(1)(2)	1,179,242
	BX Trust
580,000	7.40%, 05/15/2035, 1 mo. USD Term SOFR + 2.07%(1)(2)	574,873
2,580,858	7.78%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	2,593,763
785,000	CAMB Commercial Mortgage Trust 8.18%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	776,169
1,527,000	CD Mortgage Trust 3.63%, 02/10/2050	1,422,358
	Citigroup Commercial Mortgage Trust
1,300,000	3.62%, 07/10/2047	1,283,924
766,000	4.20%, 11/15/2049(4)	610,721

The accompanying notes are an integral part of these financial statements.
61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Commercial Mortgage-Backed Securities - 4.0% - (continued)
$ 57,873	Citigroup Mortgage Loan Trust, Inc. 3.25%, 03/25/2061(1)(4)	$ 55,836
	Commercial Mortgage Trust
389,000	2.82%, 01/10/2039(1)	348,132
700,000	3.18%, 02/10/2035(1)	667,535
1,470,000	3.73%, 08/10/2049(1)(4)	1,396,500
900,000	3.80%, 08/10/2047	892,944
43,511	3.96%, 03/10/2047	43,435
395,000	4.08%, 01/10/2039(1)(4)	338,424
11,944,848	CSAIL Commercial Mortgage Trust 0.85%, 06/15/2057(3)(4)	61,110
	DBJPM Mortgage Trust
3,936,310	1.82%, 09/15/2053(3)(4)	217,491
2,660,000	2.89%, 08/10/2049	2,477,692
2,570,000	FS Commercial Mortgage Trust 7.80%, 11/10/2039(1)(4)	2,674,447
	GS Mortgage Securities Trust
6,536,725	0.78%, 02/13/2053(3)(4)	184,196
2,000,000	3.05%, 05/10/2049	1,896,916
2,440,000	3.43%, 08/10/2050	2,276,144
890,000	3.63%, 11/10/2047	873,772
415,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	349,448
	JPMBB Commercial Mortgage Securities Trust
100,000	3.93%, 09/15/2047	98,544
17,399	4.00%, 04/15/2047	17,344
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	1,940,928
	Life Mortgage Trust
2,540,978	6.15%, 03/15/2038, 1 mo. USD Term SOFR + 0.81%(1)(2)	2,517,458
358,784	6.85%, 03/15/2038, 1 mo. USD Term SOFR + 1.51%(1)(2)	352,893
1,410,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	1,384,532
3,704,831	Morgan Stanley Capital I Trust 1.48%, 06/15/2050(3)(4)	98,693
	MSWF Commercial Mortgage Trust
1,976,946	1.14%, 12/15/2056(3)(4)	130,314
1,940,000	6.01%, 12/15/2056(4)	2,115,190
1,450,000	NJ Trust 6.70%, 01/06/2029(1)(4)	1,523,208
2,680,000	TYSN Mortgage Trust 6.80%, 12/10/2033(1)(4)	2,820,149
	Wells Fargo NA
11,297,937	0.53%, 02/15/2055(3)(4)	299,011
5,704,681	0.71%, 11/15/2062(3)(4)	161,573
13,953,580	0.75%, 11/15/2062(3)(4)	439,461
15,438,351	0.83%, 02/15/2061(3)(4)	351,006
5,767,734	0.85%, 11/15/2050(3)(4)	124,666
3,512,092	0.90%, 11/15/2054(3)(4)	76,242
10,552,573	0.99%, 01/15/2063(3)(4)	422,881
3,434,409	1.03%, 05/15/2062(3)(4)	126,126
9,006,430	1.20%, 02/15/2056(3)(4)	568,981
2,883,960	1.20%, 12/15/2056(3)(4)	114,904
7,141,541	1.88%, 03/15/2063(3)(4)	627,279
1,790,000	3.44%, 09/15/2060	1,697,671
	WFRBS Commercial Mortgage Trust
1,025,000	3.61%, 11/15/2047	1,004,335
100,000	4.00%, 05/15/2047	99,119
		57,863,484
	Other Asset-Backed Securities - 7.5%
127,467	AASET Trust 3.35%, 01/16/2040(1)	113,878
	Affirm Asset Securitization Trust
1,330,000	4.30%, 05/17/2027(1)	1,317,950
895,000	6.61%, 01/18/2028(1)	901,615
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Other Asset-Backed Securities - 7.5% - (continued)
	Aligned Data Centers Issuer LLC
$ 970,000	1.94%, 08/15/2046(1)	$ 875,249
1,420,000	6.00%, 08/17/2048(1)	1,415,966
3,625,000	AMSR Trust 2.12%, 12/17/2038(1)	3,340,389
397,422	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	396,781
505,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	507,282
2,795,000	Ares XLIII CLO Ltd. 7.28%, 07/15/2034, 3 mo. USD Term SOFR + 1.96%(1)(2)	2,796,400
171,289	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	170,452
2,085,000	Barings CLO Ltd. 2.10%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	2,085,209
1,300,000	Benefit Street Partners CLO XXXI Ltd. 7.67%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	1,307,908
3,730,000	CBAM Ltd. 7.43%, 07/17/2034, 3 mo. USD Term SOFR + 2.11%(1)(2)	3,760,795
738,591	CCG Receivables Trust 5.82%, 09/16/2030(1)	743,680
	CF Hippolyta Issuer LLC
254,461	1.53%, 03/15/2061(1)	228,983
597,632	1.69%, 07/15/2060(1)	557,246
193,202	1.98%, 03/15/2061(1)	165,362
834,727	1.99%, 07/15/2060(1)	718,548
384,012	5.97%, 08/15/2062(1)	377,711
	CIFC Funding Ltd.
193,359	6.44%, 04/19/2029, 3 mo. USD Term SOFR + 1.13%(1)(2)	193,358
891,319	6.56%, 04/18/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	892,603
400,000	CNH Equipment Trust 4.77%, 10/15/2030	400,238
760,000	DLLAA LLC 5.64%, 02/22/2028(1)	775,434
	Domino's Pizza Master Issuer LLC
4,554,217	2.66%, 04/25/2051(1)	4,077,270
667,200	3.67%, 10/25/2049(1)	612,482
47,375	4.12%, 07/25/2048(1)	46,224
	Elmwood CLO Ltd.
1,215,000	7.56%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,216,255
2,070,000	7.72%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	2,091,176
	FirstKey Homes Trust
2,028,207	1.38%, 09/17/2038(1)	1,845,076
1,526,569	2.14%, 12/17/2038(1)	1,408,337
670,499	4.15%, 05/19/2039(1)	653,292
2,485,941	4.25%, 07/17/2039(1)	2,419,288
1,504,265	Galaxy XXIII CLO Ltd. 6.45%, 04/24/2029, 3 mo. USD Term SOFR + 1.13%(1)(2)	1,503,271
950,000	GoldenTree Loan Management U.S. CLO Ltd. 7.72%, 10/20/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	960,068
1,160,000	Golub Capital Partners CLO 68B Ltd. 8.12%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,169,990
450,000	GreatAmerica Leasing Receivables 5.18%, 12/16/2030(1)	450,410
780,000	Invesco U.S. CLO Ltd. 7.62%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	782,364
146,367	Madison Park Funding XIII Ltd. 6.52%, 04/19/2030, 3 mo. USD Term SOFR + 1.21%(1)(2)	146,395
92,152	Magnetite VII Ltd. 6.38%, 01/15/2028, 3 mo. USD Term SOFR + 1.06%(1)(2)	92,061

The accompanying notes are an integral part of these financial statements.
62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Other Asset-Backed Securities - 7.5% - (continued)
$ 1,300,000	MF1 Ltd. 7.09%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	$ 1,273,576
2,490,000	Nassau Ltd. 6.83%, 08/26/2034, 3 mo. USD Term SOFR + 1.51%(1)(2)	2,489,405
3,580,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	3,148,854
112,506	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	107,610
925,000	OCP CLO Ltd. 6.57%, 04/18/2033, 3 mo. USD Term SOFR + 1.27%(1)(2)	920,849
1,695,000	Octagon 61 Ltd. 7.67%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	1,703,599
513,881	OZLM IX Ltd. 6.68%, 10/20/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	514,307
33,968	OZLM VII Ltd. 6.59%, 07/17/2029, 3 mo. USD Term SOFR + 1.27%(1)(2)	33,986
	PRET LLC
648,789	1.74%, 07/25/2051(1)(5)	622,149
687,560	1.87%, 07/25/2051(1)(5)	662,397
766,034	Pretium Mortgage Credit Partners I LLC 1.99%, 06/27/2060(1)(5)	738,005
1,255,472	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(5)	1,220,302
	Progress Residential Trust
1,707,119	1.51%, 10/17/2038(1)	1,554,014
632,098	3.20%, 04/17/2039(1)	598,462
1,744,362	4.44%, 05/17/2041(1)	1,696,606
449,955	4.45%, 06/17/2039(1)	440,824
749,727	4.75%, 10/27/2039(1)	741,075
2,610,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,482,126
2,010,000	RR 1 LLC 6.73%, 07/15/2035, 3 mo. USD Term SOFR + 1.41%(1)(2)	2,009,518
2,950,000	RR 23 Ltd. 7.96%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	2,975,990
1,185,000	RR 26 Ltd. 7.56%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,188,562
164,847	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	145,893
1,695,000	SCF Equipment Leasing LLC 6.56%, 01/22/2030(1)	1,708,275
193,475	Sound Point CLO II Ltd. 6.66%, 01/26/2031, 3 mo. USD Term SOFR + 1.33%(1)(2)	193,768
2,270,000	Sound Point CLO XXIX Ltd. 6.66%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	2,253,876
923,195	Sounds Point CLO IV-R Ltd. 6.71%, 04/18/2031, 3 mo. USD Term SOFR + 1.41%(1)(2)	922,950
	Stack Infrastructure Issuer LLC
310,000	1.89%, 08/25/2045(1)	289,200
1,480,000	5.90%, 07/25/2048(1)	1,473,069
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	454,713
2,590,000	Symphony CLO XXV Ltd. 6.55%, 04/19/2034, 3 mo. USD Term SOFR + 1.24%(1)(2)	2,589,223
1,445,000	Texas Debt Capital CLO Ltd. 7.62%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,450,404
2,365,000	THL Credit Wind River CLO Ltd. 7.01%, 10/20/2033, 3 mo. USD Term SOFR + 1.69%(1)(2)	2,365,118
1,115,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	1,037,134
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Other Asset-Backed Securities - 7.5% - (continued)
$ 1,890,000	Vantage Data Centers LLC 1.99%, 09/15/2045(1)	$ 1,638,194
	VCAT LLC
667,198	1.74%, 05/25/2051(1)(5)	642,445
2,877,555	1.87%, 08/25/2051(1)(5)	2,779,585
182,364	2.12%, 03/27/2051(1)(5)	181,217
2,270,000	Venture 42 CLO Ltd. 6.71%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,253,163
915,000	Venture 43 CLO Ltd. 6.82%, 04/15/2034, 3 mo. USD Term SOFR + 1.50%(1)(2)	914,780
1,224,679	Vericrest Opportunity Loan Transferee 1.87%, 08/25/2051(1)(5)	1,158,541
435,665	VOLT C LLC 1.99%, 05/25/2051(1)(5)	416,311
830,643	VOLT XCIII LLC 4.89%, 02/27/2051(1)(5)	805,913
637,069	VOLT XCIV LLC 5.24%, 02/27/2051(1)(5)	622,780
786,350	VOLT XCIX LLC 2.12%, 04/25/2051(1)(5)	762,759
579,034	VOLT XCV LLC 2.24%, 03/27/2051(1)(5)	565,848
651,159	VOLT XCVII LLC 2.24%, 04/25/2051(1)(5)	626,959
	Voya CLO Ltd.
112,304	6.46%, 01/18/2029, 3 mo. USD Term SOFR + 1.16%(1)(2)	112,278
675,096	6.75%, 10/18/2031, 3 mo. USD Term SOFR + 1.45%(1)(2)	675,171
1,827,242	Wellfleet CLO X Ltd. 6.75%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	1,825,975
	Wendy's Funding LLC
2,105,803	2.37%, 06/15/2051(1)	1,835,297
3,240,897	2.78%, 06/15/2051(1)	2,721,401
1,068,745	3.88%, 03/15/2048(1)	1,011,025
674,725	Wingstop Funding LLC 2.84%, 12/05/2050(1)	610,839
		107,683,316
	Whole Loan Collateral CMO - 6.1%
1,099,912	510 Asset-Backed Trust 2.24%, 06/25/2061(1)(5)	1,046,126
354,532	Ajax Mortgage Loan Trust 2.12%, 01/25/2061(1)(5)	335,342
	Angel Oak Mortgage Trust
482,433	0.91%, 01/25/2066(1)(4)	403,231
1,190,781	0.95%, 07/25/2066(1)(4)	958,000
302,562	0.99%, 04/25/2053(1)(4)	276,237
447,414	0.99%, 04/25/2066(1)(4)	369,753
890,213	1.07%, 05/25/2066(1)(4)	751,867
483,788	1.24%, 01/20/2065(1)(4)	393,467
875,227	1.82%, 11/25/2066(1)(4)	743,878
3,967,295	2.88%, 12/25/2066(1)(5)	3,583,761
37,913	Bear Stearns ARM Trust 5.73%, 08/25/2035(4)	34,203
578,364	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	503,023
	BRAVO Residential Funding Trust
301,719	0.94%, 02/25/2049(1)(4)	263,378
257,149	0.97%, 03/25/2060(1)(4)	240,788
1,494,345	1.62%, 03/01/2061(1)(5)	1,394,237
432,987	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	354,948
2,328,427	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(4)	2,190,244
	COLT Mortgage Loan Trust
201,751	0.80%, 07/27/2054(1)	176,303
776,536	0.91%, 06/25/2066(1)(4)	637,996
3,515,701	0.96%, 09/27/2066(1)(4)	2,829,236
921,073	1.34%, 08/25/2066(1)(4)	737,070
2,200,181	1.40%, 10/25/2066(1)(4)	1,800,184
2,335,482	2.28%, 12/27/2066(1)(4)	2,042,185
387,711	4.30%, 03/25/2067(1)(4)	376,331

The accompanying notes are an integral part of these financial statements.
63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Whole Loan Collateral CMO - 6.1% - (continued)
	CSMC Trust
$ 202,265	0.81%, 05/25/2065(1)(4)	$ 171,534
525,158	0.83%, 03/25/2056(1)(4)	417,156
699,895	0.94%, 05/25/2066(1)(4)	561,778
1,108,845	1.10%, 05/25/2066(1)(4)	916,190
918,671	1.18%, 02/25/2066(1)(4)	795,225
472,949	1.80%, 12/27/2060(1)(4)	431,373
910,158	1.84%, 10/25/2066(1)(4)	789,490
2,604,080	2.27%, 11/25/2066(1)(4)	2,269,501
307,607	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	267,277
	Ellington Financial Mortgage Trust
108,232	0.80%, 02/25/2066(1)(4)	91,302
323,850	0.93%, 06/25/2066(1)(4)	263,014
1,045,929	2.21%, 01/25/2067(1)(4)	899,029
	Federal National Mortgage Association Connecticut Avenue Securities
430,000	7.14%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	431,334
111,833	7.61%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	112,754
75,856	7.66%, 08/25/2030, 30 day USD SOFR Average + 2.31%(2)	77,421
94,077	7.81%, 01/25/2031, 30 day USD SOFR Average + 2.46%(2)	96,429
294,449	7.89%, 07/25/2042, 30 day USD SOFR Average + 2.55%(1)(2)	302,731
1,585,000	8.04%, 07/25/2043, 30 day USD SOFR Average + 2.70%(1)(2)	1,647,036
792,000	8.44%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	832,933
3,085,000	8.59%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	3,243,592
311,269	9.01%, 07/25/2029, 30 day USD SOFR Average + 3.66%(2)	322,941
260,305	9.81%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	274,234
	GCAT Trust
552,160	0.87%, 01/25/2066(1)(4)	449,204
661,633	1.04%, 05/25/2066(1)(4)	540,430
860,160	1.09%, 05/25/2066(1)(4)	713,620
1,247,487	1.09%, 08/25/2066(1)(4)	1,011,692
639,823	1.92%, 08/25/2066(1)(4)	560,688
	Imperial Fund Mortgage Trust
702,368	1.07%, 09/25/2056(1)(4)	576,694
2,564,324	3.64%, 03/25/2067(1)(5)	2,387,470
	Legacy Mortgage Asset Trust
342,999	1.65%, 11/25/2060(1)(5)	310,476
454,975	1.75%, 04/25/2061(1)(5)	424,649
634,293	1.75%, 07/25/2061(1)(5)	588,787
507,387	MetLife Securitization Trust 3.75%, 03/25/2057(1)(4)	484,752
	MFA Trust
67,873	1.01%, 01/26/2065(1)(4)	60,761
515,438	1.03%, 11/25/2064(1)(4)	440,180
331,166	1.15%, 04/25/2065(1)(4)	298,121
8,384	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(4)	8,229
	New Residential Mortgage Loan Trust
419,648	0.94%, 07/25/2055(1)(4)	362,799
266,423	0.94%, 10/25/2058(1)(4)	247,235
2,681,481	1.16%, 11/27/2056(1)(4)	2,276,443
2,328,304	2.28%, 04/25/2061(1)(4)	2,010,613
432,058	3.50%, 12/25/2057(1)(4)	413,163
348,585	3.87%, 09/25/2057(1)(4)	326,312
269,946	4.00%, 04/25/2057(1)(4)	255,153
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.5% - (continued)
	Whole Loan Collateral CMO - 6.1% - (continued)
$ 288,564	4.00%, 08/27/2057(1)(4)	$ 274,163
123,728	6.20%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	118,915
1,378,383	NMLT Trust 1.19%, 05/25/2056(1)(4)	1,127,845
	OBX Trust
904,810	1.05%, 07/25/2061(1)(4)	713,679
849,247	1.07%, 02/25/2066(1)(4)	721,848
2,103,251	2.31%, 11/25/2061(1)(4)	1,817,222
378,812	PMT Credit Risk Transfer Trust 8.35%, 02/27/2024, 1 mo. USD Term SOFR + 3.01%(1)(2)	376,822
	Preston Ridge Partners Mortgage LLC
879,004	1.79%, 06/25/2026(1)(5)	854,838
762,218	1.79%, 07/25/2026(1)(5)	737,574
1,326,813	1.87%, 04/25/2026(1)(5)	1,291,664
290,240	2.12%, 03/25/2026(1)(4)	286,681
1,491,437	2.36%, 10/25/2026(1)(5)	1,440,622
715,099	2.49%, 10/25/2026(1)(5)	685,891
180,073	5.36%, 11/25/2025(1)(5)	179,887
319,273	PRPM LLC 1.32%, 07/25/2051(1)(5)	286,827
258,345	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	237,019
	Seasoned Credit Risk Transfer Trust
621,208	2.50%, 08/25/2059	516,827
286,499	3.50%, 08/25/2057(4)	270,739
488,114	3.50%, 11/25/2057	449,075
1,300,033	3.50%, 07/25/2058	1,183,697
503,103	3.50%, 08/25/2058	464,776
1,771,752	3.50%, 10/25/2058	1,603,962
1,239,588	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(4)	985,088
635,001	STAR Trust 1.22%, 05/25/2065(1)(4)	559,783
	Starwood Mortgage Residential Trust
225,932	0.94%, 05/25/2065(1)(4)	208,101
1,060,305	1.13%, 06/25/2056(1)(4)	871,132
1,422,824	1.92%, 11/25/2066(1)(4)	1,195,535
615,676	Toorak Mortgage Corp. Ltd. 3.24%, 06/25/2024(1)(5)	603,048
	Towd Point Mortgage Trust
705,062	1.75%, 10/25/2060(1)	624,956
16,989	2.16%, 01/25/2052(1)(4)	16,917
764,603	2.90%, 10/25/2059(1)(4)	720,690
2,037,729	2.92%, 11/30/2060(1)(4)	1,703,503
544,743	3.25%, 03/25/2058(1)(4)	527,476
65,851	3.25%, 07/25/2058(1)(4)	63,929
39,893	3.75%, 05/25/2058(1)(4)	38,460
137,873	Triangle Re Ltd. 7.24%, 02/25/2034, 30 day USD SOFR Average + 1.90%(1)(2)	137,957
530,776	TRK Trust 1.15%, 07/25/2056(1)(4)	459,883
	Verus Securitization Trust
142,696	0.82%, 10/25/2063(1)(4)	129,080
399,876	0.92%, 02/25/2064(1)(4)	350,540
2,023,298	0.94%, 07/25/2066(1)(4)	1,681,314
4,588,734	1.01%, 09/25/2066(1)(4)	3,799,160
355,150	1.03%, 02/25/2066(1)(4)	308,693
983,848	1.82%, 11/25/2066(1)(4)	852,405
1,928,350	1.83%, 10/25/2066(1)(4)	1,673,219
1,585,693	2.72%, 01/25/2067(1)(5)	1,431,653
		86,986,628
	Total Asset & Commercial Mortgage-Backed Securities (cost $320,076,760)	$ 307,382,719

The accompanying notes are an integral part of these financial statements.
64

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8%
	Advertising - 0.2%
	Lamar Media Corp.
$ 2,735,000	3.63%, 01/15/2031	$ 2,405,433
80,000	4.88%, 01/15/2029	77,111
		2,482,544
	Aerospace/Defense - 0.2%
	Boeing Co.
720,000	5.04%, 05/01/2027	720,655
971,000	5.15%, 05/01/2030	972,036
20,000	5.81%, 05/01/2050	20,018
625,000	5.93%, 05/01/2060	623,249
505,000	Northrop Grumman Corp. 5.15%, 05/01/2040	503,837
		2,839,795
	Agriculture - 0.3%
26,700	BAT Capital Corp. 3.56%, 08/15/2027	25,504
	Philip Morris International, Inc.
157,000	4.88%, 11/15/2043	147,052
305,000	5.13%, 11/17/2027	309,898
1,715,000	5.13%, 02/15/2030	1,742,892
670,000	5.38%, 02/15/2033	683,099
885,000	5.63%, 09/07/2033	918,289
		3,826,734
	Apparel - 0.2%
260,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	250,893
	Tapestry, Inc.
330,000	7.05%, 11/27/2025	337,570
750,000	7.35%, 11/27/2028	786,045
100,000	7.70%, 11/27/2030	105,896
1,904,000	William Carter Co. 5.63%, 03/15/2027(1)	1,868,668
		3,349,072
	Beverages - 0.0%
	Bacardi Ltd./Bacardi-Martini BV
100,000	5.25%, 01/15/2029(1)	100,337
535,000	5.40%, 06/15/2033(1)	537,074
		637,411
	Biotechnology - 0.3%
	Amgen, Inc.
560,000	5.25%, 03/02/2030	573,362
1,903,000	5.25%, 03/02/2033	1,939,482
	Royalty Pharma PLC
22,000	1.20%, 09/02/2025	20,630
1,654,000	2.15%, 09/02/2031	1,346,261
620,000	2.20%, 09/02/2030	519,729
		4,399,464
	Chemicals - 0.2%
	Celanese U.S. Holdings LLC
975,000	6.17%, 07/15/2027	998,432
1,059,000	6.33%, 07/15/2029	1,103,677
660,000	6.55%, 11/15/2030	697,560
		2,799,669
	Commercial Banks - 7.6%
800,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	817,974
EUR 500,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	571,150
1,085,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	1,240,481
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Commercial Banks - 7.6% - (continued)
	Bank of America Corp.
$ 1,695,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	$ 1,394,280
1,190,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	973,124
2,147,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	1,855,480
579,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	482,181
995,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	860,956
4,020,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	3,409,023
1,514,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(6)	1,290,803
265,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(6)	250,269
1,935,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	1,949,742
640,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	651,510
2,435,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	2,489,136
1,975,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	1,995,535
1,535,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	1,629,318
975,000	Barclays PLC 9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(6)(8)	1,005,646
	BNP Paribas SA
1,095,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(1)(6)	1,099,800
495,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(6)	501,838
1,650,000	5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	1,723,761
	BPCE SA
715,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(6)	719,345
2,765,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	2,906,326
2,230,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	2,432,529

The accompanying notes are an integral part of these financial statements.
65

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Commercial Banks - 7.6% - (continued)
$ 520,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	$ 523,571
	Credit Agricole SA
1,400,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	1,425,677
535,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(6)	557,641
380,000	Danske Bank AS 1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	356,835
	Deutsche Bank AG
520,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(6)	489,538
380,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	347,686
165,000	Fifth Third Bancorp 5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(6)	166,434
	Goldman Sachs Group, Inc.
606,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	492,768
1,650,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	1,359,116
1,865,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	1,572,230
606,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	576,747
1,814,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD Term SOFR + 1.56% thereafter)(6)	1,754,297
	HSBC Holdings PLC
1,210,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	1,058,310
380,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	369,090
3,130,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)(9)	3,137,541
1,445,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	1,465,454
385,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(6)	397,773
1,225,000	6.55%, 06/20/2034, (6.55% fixed rate until 06/20/2033; 6 mo. USD SOFR + 2.98% thereafter)(6)	1,275,102
228,000	6.80%, 06/01/2038	251,669
1,125,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(6)	1,228,691
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Commercial Banks - 7.6% - (continued)
$ 600,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(6)	$ 620,057
585,000	Huntington National Bank 5.65%, 01/10/2030	593,704
1,565,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	1,714,315
	JP Morgan Chase & Co.
888,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	743,856
436,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(6)	384,542
946,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	892,839
315,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(6)	309,271
978,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	944,116
594,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	592,995
985,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	1,001,014
2,160,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	2,194,214
875,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	900,549
515,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	540,516
	Lloyds Banking Group PLC
780,000	5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(6)	784,520
1,140,000	5.68%, 01/05/2035, (5.68% fixed rate until 01/05/2034; 1 yr. USD CMT + 1.75% thereafter)(6)	1,153,856
	M&T Bank Corp.
1,815,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	1,710,130
1,440,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	1,551,563
1,150,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	1,128,526
EUR 1,100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	1,044,022
	Morgan Stanley
$ 125,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(6)	115,753
1,949,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	1,563,825

The accompanying notes are an integral part of these financial statements.
66

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Commercial Banks - 7.6% - (continued)
$ 676,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	$ 553,748
672,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 6 mo. USD SOFR + 1.00% thereafter)(6)	626,265
1,179,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	1,033,614
684,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(6)	630,607
1,080,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter)(6)	1,051,963
1,462,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	1,470,738
495,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	503,917
150,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(6)	152,957
3,275,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	3,468,770
	OTP Bank Nyrt
EUR 1,000,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	1,113,533
$ 690,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	709,279
	PNC Financial Services Group, Inc.
425,000	5.07%, 01/24/2034, (5.07% fixed rate until 01/24/2033; 6 mo. USD SOFR + 1.93% thereafter)(6)	417,906
500,000	5.68%, 01/22/2035, (5.68% fixed rate until 01/22/2034; 6 mo. USD SOFR + 1.90% thereafter)(6)	512,498
350,000	6.88%, 10/20/2034, (6.88% fixed rate until 10/20/2033; 6 mo. USD SOFR + 2.28% thereafter)(6)	389,297
	Societe Generale SA
1,875,000	6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	1,880,537
2,505,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(1)(6)	2,502,719
	Standard Chartered PLC
1,040,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	1,099,016
470,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	506,357
525,000	Truist Financial Corp. 5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(6)	528,964
	UBS Group AG
700,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	562,197
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Commercial Banks - 7.6% - (continued)
$ 350,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	$ 300,239
680,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	636,568
295,000	4.28%, 01/09/2028(1)	287,480
810,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(6)	798,192
715,000	5.43%, 02/08/2030, (5.43% fixed rate until 02/08/2029; 1 yr. USD CMT + 1.52% thereafter)(1)(6)	720,073
455,000	5.71%, 01/12/2027, (5.71% fixed rate until 01/12/2026; 1 yr. USD CMT + 1.55% thereafter)(1)(6)	457,703
1,365,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	1,421,524
2,125,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	2,260,446
	Wells Fargo & Co.
1,520,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	1,321,465
1,086,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	966,892
1,694,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	1,485,272
1,781,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	1,739,040
127,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	120,927
314,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	316,466
730,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	743,362
3,730,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	3,810,525
500,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	526,652
		109,168,268
	Commercial Services - 0.8%
	Ashtead Capital, Inc.
625,000	4.00%, 05/01/2028(1)	591,419
1,600,000	4.38%, 08/15/2027(1)	1,544,640
600,000	5.50%, 08/11/2032(1)	596,514
205,000	5.55%, 05/30/2033(1)	203,138
560,000	5.80%, 04/15/2034(1)	563,340
200,000	5.95%, 10/15/2033(1)	203,457
1,971,000	Gartner, Inc. 4.50%, 07/01/2028(1)	1,883,675
	Howard University
100,000	2.39%, 10/01/2027	90,825
100,000	2.70%, 10/01/2029	89,020
325,000	2.80%, 10/01/2030	286,458
105,000	2.90%, 10/01/2031	91,278

The accompanying notes are an integral part of these financial statements.
67

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Commercial Services - 0.8% - (continued)
$ 265,000	3.48%, 10/01/2041	$ 194,402
	Service Corp. International
1,970,000	3.38%, 08/15/2030	1,717,840
341,000	4.63%, 12/15/2027	330,388
2,985,000	5.13%, 06/01/2029	2,914,106
	United Rentals North America, Inc.
270,000	3.75%, 01/15/2032	237,103
50,000	4.88%, 01/15/2028	48,796
		11,586,399
	Construction Materials - 0.4%
2,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,770,894
	Standard Industries, Inc.
699,000	3.38%, 01/15/2031(1)	592,900
2,643,000	4.38%, 07/15/2030(1)	2,396,967
		5,760,761
	Distribution/Wholesale - 0.0%
450,000	LKQ Corp. 5.75%, 06/15/2028	459,065
	Diversified Financial Services - 0.5%
	Capital One Financial Corp.
997,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	906,450
1,934,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	1,736,224
275,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	271,346
380,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	380,465
350,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(6)	355,524
1,035,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	1,066,585
305,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 6 mo. USD SOFR + 2.86% thereafter)(6)	316,050
845,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	932,705
1,635,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	1,821,257
		7,786,606
	Electric - 4.2%
	Alabama Power Co.
295,000	3.45%, 10/01/2049	221,587
728,000	4.15%, 08/15/2044	622,258
2,105,000	Ameren Corp. 5.00%, 01/15/2029	2,115,925
	Arizona Public Service Co.
350,000	5.55%, 08/01/2033	361,247
815,000	6.35%, 12/15/2032	883,269
	Berkshire Hathaway Energy Co.
275,000	1.65%, 05/15/2031	221,556
265,000	4.50%, 02/01/2045	243,195
530,000	4.60%, 05/01/2053	467,163
	Cleco Corporate Holdings LLC
459,000	3.38%, 09/15/2029	403,267
147,000	4.97%, 05/01/2046(5)	124,214
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Electric - 4.2% - (continued)
	Consolidated Edison Co. of New York, Inc.
$ 345,000	3.20%, 12/01/2051	$ 242,048
112,000	3.95%, 04/01/2050	92,654
160,000	4.00%, 11/15/2057	127,798
125,000	4.45%, 03/15/2044	111,134
340,000	5.50%, 03/15/2034	354,441
	Dominion Energy, Inc.
1,360,000	3.38%, 04/01/2030	1,242,710
2,255,000	5.38%, 11/15/2032(9)	2,286,746
400,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	350,794
	Duke Energy Corp.
2,919,000	2.55%, 06/15/2031	2,482,245
227,700	3.75%, 09/01/2046	175,121
980,000	4.50%, 08/15/2032	941,051
1,415,000	4.85%, 01/05/2029	1,418,488
210,000	5.00%, 08/15/2052	193,922
	Duke Energy Indiana LLC
220,000	2.75%, 04/01/2050	140,370
921,000	3.25%, 10/01/2049	649,207
	Duke Energy Progress LLC
107,000	3.70%, 10/15/2046	83,366
325,000	4.00%, 04/01/2052	261,254
	Edison International
230,000	4.13%, 03/15/2028	222,974
1,085,000	5.25%, 11/15/2028	1,094,727
2,047,000	6.95%, 11/15/2029	2,220,087
515,000	Emera, Inc. 6.75%, 06/15/2076	504,622
450,000	Enel Finance International NV 1.38%, 07/12/2026(1)	411,395
	Evergy Metro, Inc.
372,000	2.25%, 06/01/2030	320,263
121,000	4.13%, 04/01/2049	98,073
	Evergy, Inc.
939,000	2.45%, 09/15/2024	921,358
208,000	2.90%, 09/15/2029	187,234
	Eversource Energy
1,720,000	5.13%, 05/15/2033	1,690,548
540,000	5.50%, 01/01/2034	545,534
1,040,000	5.95%, 02/01/2029	1,080,944
	Georgia Power Co.
548,000	4.30%, 03/15/2042	484,175
435,000	4.95%, 05/17/2033	434,669
545,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	518,279
251,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	247,558
725,000	Kentucky Power Co. 7.00%, 11/15/2033(1)	779,454
455,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	474,158
525,000	National Rural Utilities Cooperative Finance Corp. 5.80%, 01/15/2033	553,789
	NextEra Energy Capital Holdings, Inc.
1,305,000	1.88%, 01/15/2027	1,204,119
1,130,000	2.25%, 06/01/2030	964,899
910,000	4.63%, 07/15/2027	906,910
350,000	5.00%, 02/28/2030	352,246
865,000	5.00%, 07/15/2032	860,347
1,275,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	1,274,204
130,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	117,149
484,000	Oglethorpe Power Corp. 4.50%, 04/01/2047	407,596
600,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	604,299
740,000	Oncor Electric Delivery Co. LLC 5.65%, 11/15/2033	783,108

The accompanying notes are an integral part of these financial statements.
68

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Electric - 4.2% - (continued)
	Pacific Gas & Electric Co.
$ 975,500	2.50%, 02/01/2031	$ 808,019
245,000	4.40%, 03/01/2032	226,481
689,000	4.50%, 07/01/2040	592,227
3,244,000	4.55%, 07/01/2030	3,097,806
515,000	5.90%, 06/15/2032	526,306
1,686,000	6.10%, 01/15/2029	1,746,765
1,224,000	6.15%, 01/15/2033	1,271,128
1,410,000	6.40%, 06/15/2033	1,495,316
205,000	PPL Capital Funding, Inc. 4.13%, 04/15/2030	194,995
370,000	Public Service Enterprise Group, Inc. 6.13%, 10/15/2033	395,122
	Puget Energy, Inc.
750,000	2.38%, 06/15/2028	670,239
30,000	3.65%, 05/15/2025	29,309
1,346,000	4.10%, 06/15/2030	1,235,854
289,000	4.22%, 03/15/2032	263,619
1,160,000	Sempra 5.40%, 08/01/2026	1,174,087
	Southern California Edison Co.
75,000	3.65%, 02/01/2050	56,998
313,000	4.05%, 03/15/2042	262,796
1,370,000	5.20%, 06/01/2034	1,379,122
100,000	5.30%, 03/01/2028	102,572
	Southern Co.
100,000	0.60%, 02/26/2024	99,659
1,645,000	3.25%, 07/01/2026	1,587,438
1,050,000	5.20%, 06/15/2033	1,061,493
906,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	908,580
	Virginia Electric & Power Co.
359,000	2.45%, 12/15/2050	215,988
930,000	5.00%, 04/01/2033	932,565
1,195,000	5.00%, 01/15/2034	1,189,007
320,000	5.35%, 01/15/2054	318,522
	Xcel Energy, Inc.
100,000	1.75%, 03/15/2027	91,568
59,000	4.00%, 06/15/2028	57,423
438,000	4.60%, 06/01/2032	424,518
		59,497,270
	Energy-Alternate Sources - 0.2%
1,430,000	Energo-Pro AS 8.50%, 02/04/2027(1)	1,421,663
470,000	FS Luxembourg SARL 10.00%, 12/15/2025(1)	491,993
787,500	Greenko Power II Ltd. 4.30%, 12/13/2028(7)	713,766
		2,627,422
	Engineering & Construction - 0.2%
1,235,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,041,293
	International Airport Finance SA
1,106,685	12.00%, 03/15/2033(1)	1,127,325
510,038	12.00%, 03/15/2033(7)	519,550
		2,688,168
	Entertainment - 0.3%
	Warnermedia Holdings, Inc.
1,146,000	4.28%, 03/15/2032	1,048,059
295,000	5.14%, 03/15/2052	252,681
	WMG Acquisition Corp.
715,000	3.75%, 12/01/2029(1)	644,251
2,830,000	3.88%, 07/15/2030(1)	2,522,238
		4,467,229
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Environmental Control - 0.2%
$ 2,009,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	$ 1,944,851
785,000	Veralto Corp. 5.35%, 09/18/2028(1)	801,154
		2,746,005
	Food - 0.3%
	Conagra Brands, Inc.
107,000	4.30%, 05/01/2024	106,584
460,000	4.85%, 11/01/2028	458,131
200,000	General Mills, Inc. 4.95%, 03/29/2033	199,975
845,000	Minerva Luxembourg SA 8.88%, 09/13/2033(1)	885,405
	NBM U.S. Holdings, Inc.
835,000	7.00%, 05/14/2026(1)	837,045
575,000	7.00%, 05/14/2026(7)	576,408
515,000	Sysco Corp. 5.75%, 01/17/2029	536,842
		3,600,390
	Gas - 0.4%
1,445,000	Brooklyn Union Gas Co. 6.39%, 09/15/2033(1)	1,498,381
518,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	524,424
	NiSource, Inc.
52,000	1.70%, 02/15/2031	41,971
251,000	3.49%, 05/15/2027	241,738
799,000	3.60%, 05/01/2030	744,337
791,000	5.25%, 03/30/2028	806,519
620,000	5.40%, 06/30/2033	634,889
680,000	Southern California Gas Co. 5.20%, 06/01/2033	694,567
200,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	209,233
		5,396,059
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
2,102,000	6.05%, 04/15/2028(1)	2,132,746
580,000	6.30%, 02/15/2030(1)	595,781
		2,728,527
	Healthcare - Products - 0.3%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	762,517
435,000	3.00%, 09/23/2029(1)	396,501
455,000	5.38%, 12/06/2032(1)	467,749
200,000	5.75%, 12/06/2052(1)	211,705
1,906,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,818,202
380,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	357,983
647,000	Hologic, Inc. 4.63%, 02/01/2028(1)	624,760
		4,639,417
	Healthcare - Services - 0.5%
	Centene Corp.
665,000	2.45%, 07/15/2028	591,858
215,000	4.25%, 12/15/2027	206,770
1,865,000	4.63%, 12/15/2029	1,786,798
60,000	CommonSpirit Health 3.35%, 10/01/2029	55,411
1,305,000	HCA, Inc. 3.38%, 03/15/2029	1,204,394
	Humana, Inc.
350,000	1.35%, 02/03/2027	316,244
75,000	2.15%, 02/03/2032	60,684
296,000	3.70%, 03/23/2029	281,062
175,000	5.75%, 12/01/2028	181,236
	Kaiser Foundation Hospitals
1,000	2.81%, 06/01/2041	750
805,000	3.00%, 06/01/2051	565,877
87,000	Sutter Health 3.36%, 08/15/2050	64,973

The accompanying notes are an integral part of these financial statements.
69

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Healthcare - Services - 0.5% - (continued)
	UnitedHealth Group, Inc.
$ 1,043,000	2.75%, 05/15/2040	$ 787,268
60,000	4.45%, 12/15/2048	54,384
175,000	4.95%, 05/15/2062	168,877
265,000	5.35%, 02/15/2033	276,905
		6,603,491
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
815,000	5.13%, 08/01/2030(1)	776,260
2,208,000	5.75%, 01/15/2028(1)	2,192,273
		2,968,533
	Insurance - 0.9%
435,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	444,213
	Athene Global Funding
510,000	2.50%, 03/24/2028(1)	456,691
1,245,000	2.65%, 10/04/2031(1)	1,016,886
2,105,000	2.72%, 01/07/2029(1)	1,848,174
745,000	Athene Holding Ltd. 5.88%, 01/15/2034	746,621
	Corebridge Financial, Inc.
485,000	3.85%, 04/05/2029	457,813
270,000	6.05%, 09/15/2033(1)	282,390
2,023,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	1,790,657
760,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	738,823
1,260,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	1,266,662
	Marsh & McLennan Cos., Inc.
25,000	4.38%, 03/15/2029	24,774
460,000	4.75%, 03/15/2039	449,561
	Metropolitan Life Global Funding I
2,025,000	2.40%, 01/11/2032(1)	1,675,038
620,000	5.15%, 03/28/2033(1)	626,066
979,000	Principal Life Global Funding II 5.10%, 01/25/2029(1)	985,235
465,000	Protective Life Global Funding 5.47%, 12/08/2028(1)	477,519
		13,287,123
	Internet - 0.5%
	Gen Digital, Inc.
2,455,000	5.00%, 04/15/2025(1)	2,441,817
1,270,000	6.75%, 09/30/2027(1)	1,289,157
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
1,225,000	3.50%, 03/01/2029(1)	1,102,500
2,383,000	5.25%, 12/01/2027(1)	2,339,629
		7,173,103
	Investment Company Security - 0.0%
405,000	New Mountain Finance Corp. 6.88%, 02/01/2029	404,245
	Iron/Steel - 0.0%
130,000	Vale Overseas Ltd. 3.75%, 07/08/2030	117,877
	IT Services - 0.2%
2,505,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	2,359,159
	Machinery-Diversified - 0.1%
300,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	312,936
878,000	Otis Worldwide Corp. 2.57%, 02/15/2030	776,678
		1,089,614
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Media - 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
$ 310,000	2.25%, 01/15/2029	$ 267,567
929,000	3.50%, 03/01/2042	637,288
1,364,000	5.05%, 03/30/2029	1,341,098
1,194,000	5.13%, 07/01/2049	952,996
1,190,000	5.38%, 05/01/2047	994,136
1,059,000	5.75%, 04/01/2048	921,565
292,000	6.48%, 10/23/2045	280,328
	Comcast Corp.
100,000	2.65%, 08/15/2062	58,766
127,000	2.89%, 11/01/2051	84,128
461,000	3.20%, 07/15/2036	387,415
583,000	3.75%, 04/01/2040	498,448
	Cox Communications, Inc.
685,000	2.60%, 06/15/2031(1)	572,301
67,000	3.15%, 08/15/2024(1)	66,063
	Discovery Communications LLC
513,000	3.63%, 05/15/2030	464,731
75,600	3.95%, 03/20/2028	72,240
215,000	4.00%, 09/15/2055	151,652
354,000	5.20%, 09/20/2047	305,572
934,000	5.30%, 05/15/2049	808,482
1,173,000	6.35%, 06/01/2040	1,189,390
	Paramount Global
229,000	4.90%, 08/15/2044	182,237
940,000	4.95%, 01/15/2031(9)	888,128
795,000	5.25%, 04/01/2044	654,549
	Sirius XM Radio, Inc.
1,255,000	4.00%, 07/15/2028(1)	1,140,565
2,731,000	4.13%, 07/01/2030(1)	2,386,211
		15,305,856
	Mining - 0.3%
1,120,000	Anglo American Capital PLC 2.63%, 09/10/2030(1)	956,154
	Corp. Nacional del Cobre de Chile
715,000	5.95%, 01/08/2034(1)	714,437
1,225,000	6.44%, 01/26/2036(1)	1,250,676
1,771,000	Glencore Funding LLC 6.38%, 10/06/2030(1)	1,897,173
		4,818,440
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
225,000	2.67%, 12/01/2026	210,412
1,299,000	3.25%, 02/15/2029	1,174,555
		1,384,967
	Oil & Gas - 1.9%
	Aker BP ASA
600,000	2.00%, 07/15/2026(1)	555,608
420,000	3.10%, 07/15/2031(1)	359,840
1,120,000	5.60%, 06/13/2028(1)	1,139,180
620,000	6.00%, 06/13/2033(1)	642,504
	BP Capital Markets America, Inc.
85,000	2.94%, 06/04/2051	57,862
500,000	3.06%, 06/17/2041	382,508
120,000	3.38%, 02/08/2061	84,805
1,039,000	4.81%, 02/13/2033	1,037,632
960,000	4.89%, 09/11/2033	963,481
845,000	4.99%, 04/10/2034	849,706
	ConocoPhillips Co.
107,000	4.03%, 03/15/2062	85,770
475,000	5.05%, 09/15/2033	483,002
965,000	5.70%, 09/15/2063	1,019,199

The accompanying notes are an integral part of these financial statements.
70

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Oil & Gas - 1.9% - (continued)
$ 470,000	Diamondback Energy, Inc. 6.25%, 03/15/2033	$ 500,931
	Ecopetrol SA
890,000	4.63%, 11/02/2031	733,659
2,295,000	8.38%, 01/19/2036	2,318,983
2,160,000	8.63%, 01/19/2029	2,283,556
	Energian Israel Finance Ltd.
885,000	5.88%, 03/30/2031(7)	735,357
600,000	8.50%, 09/30/2033(7)	562,067
	Equinor ASA
375,000	3.25%, 11/18/2049	279,200
350,000	3.70%, 04/06/2050	283,469
	Hess Corp.
1,131,000	7.13%, 03/15/2033	1,309,048
674,000	7.30%, 08/15/2031	778,532
1,225,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(7)	1,139,735
515,000	Marathon Oil Corp. 6.60%, 10/01/2037	539,567
	Occidental Petroleum Corp.
112,000	6.13%, 01/01/2031	116,278
1,450,000	6.63%, 09/01/2030	1,545,990
110,000	7.50%, 05/01/2031	122,740
494,000	Ovintiv, Inc. 6.63%, 08/15/2037	515,109
	Patterson-UTI Energy, Inc.
825,000	5.15%, 11/15/2029	795,489
1,465,000	7.15%, 10/01/2033	1,566,246
	Shell International Finance BV
8,000	2.88%, 11/26/2041	5,994
982,000	3.00%, 11/26/2051	684,360
249,000	3.25%, 04/06/2050	182,810
2,025,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	1,992,620
		26,652,837
	Packaging & Containers - 0.3%
3,900,000	Ball Corp. 6.00%, 06/15/2029	3,938,692
	Pharmaceuticals - 0.2%
1,200,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	1,228,295
25,000	Cigna Group 1.25%, 03/15/2026	23,143
	CVS Health Corp.
610,000	2.70%, 08/21/2040	429,130
730,000	4.13%, 04/01/2040	618,845
		2,299,413
	Pipelines - 1.5%
	Cheniere Energy Partners LP
310,000	3.25%, 01/31/2032	263,390
489,000	4.50%, 10/01/2029	466,679
1,560,000	Columbia Pipelines Holding Co. LLC 6.04%, 08/15/2028(1)	1,614,414
	Columbia Pipelines Operating Co. LLC
455,000	5.93%, 08/15/2030(1)	472,571
865,000	6.04%, 11/15/2033(1)	906,948
590,000	6.54%, 11/15/2053(1)	647,044
1,630,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	1,374,253
	Enbridge, Inc.
1,968,000	5.70%, 03/08/2033	2,032,910
500,000	6.00%, 11/15/2028	524,567
880,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(6)	941,130
	Energy Transfer LP
75,100	4.25%, 04/01/2024	74,876
430,000	5.15%, 02/01/2043	387,812
1,560,000	6.40%, 12/01/2030	1,657,832
	EQM Midstream Partners LP
60,000	5.50%, 07/15/2028	59,435
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Pipelines - 1.5% - (continued)
$ 255,000	6.50%, 07/01/2027(1)	$ 258,240
532,812	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	426,537
	Greensaif Pipelines Bidco SARL
1,555,000	6.13%, 02/23/2038(1)	1,589,731
1,040,000	6.51%, 02/23/2042(1)	1,063,393
	ONEOK, Inc.
210,000	3.10%, 03/15/2030	188,767
475,000	3.40%, 09/01/2029	439,019
860,000	4.35%, 03/15/2029	838,265
60,000	6.00%, 06/15/2035	61,703
270,000	6.10%, 11/15/2032	284,248
	Targa Resources Corp.
210,000	6.13%, 03/15/2033	220,223
595,000	6.15%, 03/01/2029	621,466
330,000	6.25%, 07/01/2052	341,276
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
515,000	4.00%, 01/15/2032	464,180
100,000	4.88%, 02/01/2031	95,900
	Transcontinental Gas Pipe Line Co. LLC
205,000	3.25%, 05/15/2030	186,873
35,000	4.00%, 03/15/2028	34,028
	Western Midstream Operating LP
65,000	4.05%, 02/01/2030(5)	60,753
495,000	4.75%, 08/15/2028	485,130
585,000	6.15%, 04/01/2033	604,902
	Williams Cos., Inc.
104,000	3.90%, 01/15/2025	102,644
85,000	4.00%, 09/15/2025	83,569
910,000	4.65%, 08/15/2032	883,001
945,000	4.90%, 03/15/2029	945,947
		21,703,656
	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
380,000	1.45%, 09/15/2026	347,320
100,000	2.40%, 03/15/2025	96,905
140,000	2.70%, 04/15/2031	119,877
683,000	3.80%, 08/15/2029	644,019
	Crown Castle, Inc.
225,000	2.50%, 07/15/2031	187,380
420,000	2.90%, 03/15/2027	393,769
245,000	3.80%, 02/15/2028	232,852
2,180,000	4.80%, 09/01/2028	2,151,432
365,000	5.00%, 01/11/2028	362,835
925,000	5.60%, 06/01/2029	941,890
	GLP Capital LP/GLP Financing II, Inc.
678,000	4.00%, 01/15/2031	603,314
260,000	5.30%, 01/15/2029	256,244
378,000	5.75%, 06/01/2028	380,702
675,000	SBA Tower Trust 2.84%, 01/15/2050(1)	653,655
1,478,000	VICI Properties LP 4.95%, 02/15/2030	1,434,044
		8,806,238
	Retail - 0.4%
	AutoZone, Inc.
45,000	3.13%, 04/21/2026	43,421
536,000	4.75%, 08/01/2032	526,171
160,000	4.75%, 02/01/2033	156,430
490,000	6.55%, 11/01/2033	539,987
	FirstCash, Inc.
2,699,000	4.63%, 09/01/2028(1)	2,520,919
1,010,000	5.63%, 01/01/2030(1)	962,644
907,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	892,848
		5,642,420

The accompanying notes are an integral part of these financial statements.
71

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.8% - (continued)
	Semiconductors - 0.2%
	Intel Corp.
$ 669,000	3.05%, 08/12/2051	$ 460,995
135,000	5.90%, 02/10/2063	146,250
	Marvell Technology, Inc.
1,098,000	2.45%, 04/15/2028	994,271
340,000	2.95%, 04/15/2031	296,146
666,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029	644,631
948,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	813,695
		3,355,988
	Software - 1.1%
2,365,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	2,229,012
752,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	702,737
	MSCI, Inc.
959,000	3.63%, 11/01/2031(1)	841,888
341,000	3.88%, 02/15/2031(1)	307,852
	Open Text Corp.
2,895,000	3.88%, 12/01/2029(1)	2,611,073
1,925,000	6.90%, 12/01/2027(1)	1,995,397
702,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	620,361
	Oracle Corp.
300,000	2.88%, 03/25/2031	263,822
220,000	2.95%, 04/01/2030	198,062
401,000	3.60%, 04/01/2040	319,893
846,000	3.60%, 04/01/2050	621,031
944,000	3.85%, 04/01/2060	683,525
150,000	3.95%, 03/25/2051	116,577
170,000	4.00%, 07/15/2046	136,633
570,000	4.00%, 11/15/2047	453,464
85,000	4.13%, 05/15/2045	69,679
863,000	6.15%, 11/09/2029	920,609
3,021,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,975,957
		16,067,572
	Telecommunications - 0.3%
	AT&T, Inc.
190,000	2.55%, 12/01/2033	154,018
6,000	3.55%, 09/15/2055	4,257
1,527,000	3.80%, 12/01/2057	1,124,392
995,000	5.40%, 02/15/2034	1,019,734
56,000	Rogers Communications, Inc. 4.30%, 02/15/2048	46,820
	T-Mobile USA, Inc.
586,000	2.05%, 02/15/2028	528,439
1,162,000	3.88%, 04/15/2030	1,098,094
30,000	5.05%, 07/15/2033	30,000
585,000	5.75%, 01/15/2034	615,553
260,000	5.80%, 09/15/2062	273,758
		4,895,065
	Trucking & Leasing - 0.4%
1,615,000	DAE Funding LLC 1.55%, 08/01/2024(1)	1,573,699
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,145,000	2.70%, 11/01/2024(1)	1,119,651
1,718,000	4.00%, 07/15/2025(1)	1,683,493
585,000	4.40%, 07/01/2027(1)	572,127
380,000	6.05%, 08/01/2028(1)	394,555
		5,343,525
	Total Corporate Bonds (cost $399,492,370)	$ 397,704,089
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
	Angola - 0.0%
	Angola Government International Bonds
$ 580,000	8.00%, 11/26/2029(7)	$ 503,697
290,000	8.75%, 04/14/2032(1)	248,864
		752,561
	Bermuda - 0.1%
	Bermuda Government International Bonds
455,000	2.38%, 08/20/2030(1)	382,791
1,305,000	5.00%, 07/15/2032(1)	1,265,850
		1,648,641
	Brazil - 0.3%
BRL 25,006,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	4,942,315
	Chile - 0.1%
	Chile Government International Bonds
EUR 790,000	1.25%, 01/22/2051	463,398
$ 775,000	4.95%, 01/05/2036	760,197
		1,223,595
	Colombia - 0.2%
	Colombia Government International Bonds
1,175,000	5.00%, 06/15/2045	856,499
885,000	5.20%, 05/15/2049	653,001
1,610,000	5.63%, 02/26/2044	1,281,749
		2,791,249
	Costa Rica - 0.1%
1,150,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,176,454
	Hungary - 0.3%
	Hungary Government International Bonds
EUR 2,980,000	1.63%, 04/28/2032(7)	2,597,098
$ 345,000	5.50%, 03/26/2036(1)	337,769
1,495,000	6.13%, 05/22/2028(1)	1,537,757
		4,472,624
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 2,600,000	1.10%, 03/12/2033	2,224,098
100,000	2.15%, 07/18/2024(7)	107,451
		2,331,549
	Ivory Coast - 0.1%
1,290,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,173,558
	Mexico - 0.4%
	Mexico Government International Bonds
$ 850,000	3.50%, 02/12/2034	711,655
4,020,000	6.00%, 05/07/2036	4,092,578
200,000	6.34%, 05/04/2053	199,254
400,000	6.40%, 05/07/2054	402,457
		5,405,944
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 770,000	2.75%, 01/18/2025(7)	816,695
985,000	3.68%, 06/03/2026(1)	1,037,858
835,000	3.68%, 06/03/2026(7)	879,809
		2,734,362
	Panama - 0.1%
	Panama Government International Bonds
$ 600,000	6.85%, 03/28/2054	536,513
425,000	6.88%, 01/31/2036	410,066
		946,579

The accompanying notes are an integral part of these financial statements.
72

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.0% - (continued)
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 1,400,000	1.20%, 04/28/2033	$ 1,215,642
900,000	1.75%, 04/28/2041	681,112
		1,896,754
	Poland - 0.0%
$ 405,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	406,349
	Romania - 0.4%
	Romania Government International Bonds
EUR 1,265,000	2.63%, 12/02/2040(1)	922,369
5,520,000	2.75%, 04/14/2041(7)	4,017,389
$ 774,000	5.88%, 01/30/2029(1)	781,691
762,000	6.38%, 01/30/2034(1)	778,183
		6,499,632
	Saudi Arabia - 0.4%
	Saudi Government International Bonds
EUR 580,000	2.00%, 07/09/2039(7)	476,463
$ 1,565,000	5.00%, 01/18/2053(1)	1,388,937
3,300,000	5.75%, 01/16/2054(1)	3,242,943
		5,108,343
	Total Foreign Government Obligations (cost $48,635,169)	$ 43,510,509
MUNICIPAL BONDS - 0.8%
	Build America Bonds - 0.1%
220,000	Chicago Board of Education, IL, GO 6.14%, 12/01/2039	$ 207,854
363,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	411,027
335,000	State of California, CA, GO 7.30%, 10/01/2039	405,671
125,000	State of Illinois, IL, GO, (AGM-CR Insured) 6.88%, 07/01/2025	127,185
		1,151,737
	Development - 0.1%
1,500,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	1,461,638
	General - 0.3%
250,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	217,783
1,630,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	1,556,782
1,530,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	1,641,446
1,430,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	1,360,063
		4,776,074
	School District - 0.0%
885,000	Chicago Board of Education, IL, GO 6.32%, 11/01/2029	887,829
	Transportation - 0.2%
	Metropolitan Transportation Auth, NY, Rev
600,000	5.00%, 11/15/2050	628,907
1,840,000	5.18%, 11/15/2049	1,775,047
		2,403,954
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8% - (continued)
	Utilities - 0.1%
$ 1,355,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	$ 1,383,906
	Total Municipal Bonds (cost $12,601,783)	$ 12,065,138
U.S. GOVERNMENT AGENCIES - 49.0%
	Mortgage-Backed Agencies - 49.0%
	Federal Home Loan Mortgage Corp. - 6.9%
3,103,029	0.64%, 01/25/2034(3)(4)	$ 103,328
1,538,389	0.74%, 10/25/2026(3)(4)	20,024
6,557,665	0.81%, 12/25/2030(3)(4)	257,785
3,253,722	0.88%, 06/25/2027(3)(4)	66,602
1,467,126	0.97%, 11/25/2030(3)(4)	68,395
623,513	1.00%, 10/25/2040	500,968
1,143,848	1.00%, 02/25/2051	959,680
2,574,976	1.12%, 10/25/2030(3)(4)	135,585
4,256,757	1.21%, 06/25/2030(3)(4)	244,303
3,415,311	1.24%, 01/25/2030(3)(4)	179,481
5,238,884	1.50%, 05/15/2037(3)	302,630
2,947,636	1.50%, 09/25/2047	2,444,640
3,308,905	1.54%, 05/25/2030(3)(4)	238,530
2,068,654	1.68%, 05/25/2030(3)(4)	159,070
239,139	1.75%, 10/15/2042	205,423
1,104,308	2.00%, 05/01/2036	999,065
377,857	2.00%, 06/01/2036	341,840
179,808	2.00%, 12/01/2040	154,548
1,059,391	2.00%, 05/01/2041	905,948
1,181,941	2.00%, 12/01/2041	1,004,864
705,127	2.00%, 10/01/2050	572,459
843,547	2.00%, 02/01/2051	693,373
4,354,622	2.00%, 03/01/2051	3,536,033
1,469,692	2.00%, 04/01/2051	1,191,772
805,621	2.00%, 05/01/2051	662,317
345,003	2.00%, 08/01/2051	280,082
347,939	2.00%, 11/01/2051	284,074
1,267,971	2.00%, 01/01/2052	1,032,283
1,366,721	2.00%, 04/01/2052	1,120,044
2,243,460	2.00%, 06/15/2052(3)	274,202
2,800,480	2.50%, 04/25/2036(3)	275,763
286,000	2.50%, 10/25/2041	226,626
504,673	2.50%, 05/01/2050	432,912
613,567	2.50%, 06/01/2050	523,487
1,581,699	2.50%, 06/25/2050(3)	226,337
3,601,460	2.50%, 07/01/2050	3,067,668
1,004,131	2.50%, 08/01/2050	854,524
1,466,124	2.50%, 09/01/2050	1,249,991
1,162,272	2.50%, 10/01/2050	998,761
1,082,070	2.50%, 11/01/2050	918,609
329,534	2.50%, 02/01/2051	282,907
823,989	2.50%, 03/01/2051	700,068
372,138	2.50%, 05/01/2051	315,490
244,636	2.50%, 07/01/2051	207,895
350,233	2.50%, 08/01/2051	296,945
577,370	2.50%, 10/01/2051	489,539
1,585,430	2.50%, 03/15/2052(3)	222,742
1,026,765	2.50%, 03/25/2052	906,318
2,282,358	2.50%, 04/01/2052	1,930,912
1,164,865	3.00%, 10/01/2032	1,113,008
3,706	3.00%, 05/15/2041	3,504
89,228	3.00%, 07/01/2047	79,931
290,875	3.00%, 12/15/2047	224,322
128,049	3.00%, 01/01/2048	114,454
1,126,252	3.00%, 07/01/2050	999,844
746,284	3.00%, 08/01/2050	660,762
201,889	3.00%, 08/01/2051	178,773
2,656,792	3.00%, 08/25/2051(3)	426,804

The accompanying notes are an integral part of these financial statements.
73

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 49.0% - (continued)
	Mortgage-Backed Agencies - 49.0% - (continued)
	Federal Home Loan Mortgage Corp. - 6.9% - (continued)
$ 2,233,599	3.00%, 09/25/2051(3)	$ 877,692
1,102,707	3.00%, 10/01/2051	976,958
423,227	3.00%, 01/01/2052	376,320
556,968	3.00%, 05/01/2052	492,739
1,191,034	3.50%, 01/15/2033(3)	116,178
444,635	3.50%, 05/15/2034(3)	33,342
654,299	3.50%, 10/15/2042	604,103
250,162	3.50%, 10/15/2045	227,638
664,159	3.50%, 12/01/2046	617,293
606,981	3.50%, 12/15/2046	549,841
418,657	3.50%, 01/01/2047	392,572
253,950	3.50%, 03/15/2047	230,203
121,768	3.50%, 06/01/2047	113,175
144,514	3.50%, 12/01/2047	134,125
158,873	3.50%, 01/01/2048	147,660
229,886	3.50%, 12/01/2048	213,359
890,632	3.50%, 04/01/2050	827,308
325,679	4.00%, 05/01/2038	316,970
411,086	4.00%, 05/25/2040(3)	61,546
701,937	4.00%, 09/15/2041	671,551
9,373	4.00%, 01/01/2042	9,029
158,389	4.00%, 03/01/2042	152,783
4,259	4.00%, 04/01/2042	4,104
6,403	4.00%, 06/01/2042	6,176
1,796,424	4.00%, 03/25/2045(3)	320,891
102,124	4.00%, 04/01/2047	98,368
194,536	4.00%, 11/01/2047	187,673
398,421	4.00%, 12/01/2047	390,845
1,326,883	4.00%, 04/01/2049	1,268,644
359,934	4.00%, 05/01/2049	346,701
1,087,712	4.00%, 07/01/2049	1,046,344
1,550,282	4.00%, 09/25/2050(3)	304,427
1,083,858	4.50%, 07/01/2052	1,049,203
87,426	5.00%, 09/01/2035	88,349
342,167	5.00%, 09/15/2036(3)	55,436
1,032,874	5.00%, 03/15/2045(3)	209,159
185,129	5.00%, 02/15/2048(3)	36,588
44,534	5.00%, 09/01/2048	44,789
28,100	5.00%, 02/01/2049	28,236
14,287,250	5.00%, 09/01/2052	14,142,945
792,409	5.00%, 10/01/2052	784,111
96,269	5.00%, 11/01/2052	95,337
2,523,815	5.00%, 12/01/2052	2,496,747
31,752	5.00%, 01/01/2053	31,406
641,822	5.00%, 02/01/2053	634,537
2,807,324	5.00%, 04/01/2053	2,780,542
8,603	5.50%, 02/01/2029	8,658
13,336	5.50%, 12/01/2038	13,522
408,328	5.50%, 05/15/2040(3)	75,306
385,166	5.50%, 06/15/2046(3)	71,581
349,216	5.50%, 10/15/2046(3)	70,651
305,874	5.50%, 02/01/2049	311,908
35,852	5.50%, 03/01/2049	36,560
1,195,683	5.50%, 02/01/2053	1,203,535
2,412,011	5.50%, 04/01/2053	2,426,580
801,048	6.00%, 12/01/2052	820,561
378,189	6.00%, 03/01/2053	388,982
1,164,624	6.50%, 11/01/2053	1,199,821
395,512	7.19%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	401,903
1,790,000	7.44%, 10/25/2033, 30 day USD SOFR Average + 2.10%(1)(2)	1,811,265
892,000	8.24%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	925,450
805,000	8.59%, 04/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	845,376
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 49.0% - (continued)
	Mortgage-Backed Agencies - 49.0% - (continued)
	Federal Home Loan Mortgage Corp. - 6.9% - (continued)
$ 1,310,000	8.69%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	$ 1,377,863
2,815,000	8.69%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	2,962,788
2,819,800	8.84%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	2,950,534
2,460,000	8.84%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	2,600,550
380,000	8.89%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	399,936
3,460,000	9.04%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,684,900
970,000	9.34%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,033,004
1,593,000	9.84%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,723,806
		98,807,227
	Federal National Mortgage Association - 13.7%
134,821	0.00%, 06/25/2041(10)(11)	101,857
2,290,935	0.39%, 01/25/2030(3)(4)	23,826
6,106,528	1.28%, 06/25/2034(3)(4)	386,439
3,402,001	1.50%, 11/25/2035(3)	183,530
214,975	1.50%, 07/01/2051	165,573
3,744,439	1.50%, 09/01/2051	2,883,428
3,496,077	1.58%, 05/25/2029(3)(4)	160,820
806,073	2.00%, 03/01/2036	729,268
1,147,951	2.00%, 05/01/2036	1,038,539
1,304,437	2.00%, 06/01/2036	1,180,121
1,263,167	2.00%, 08/01/2036	1,142,763
691,036	2.00%, 09/01/2036	625,160
439,813	2.00%, 12/01/2036	397,882
160,330	2.00%, 02/01/2037	145,047
636,546	2.00%, 09/01/2040	549,065
2,299,119	2.00%, 12/01/2040	1,973,741
618,408	2.00%, 04/01/2041	530,855
218,411	2.00%, 05/01/2041	186,806
2,274	2.00%, 09/25/2041	2,077
865,369	2.00%, 10/01/2041	736,930
4,032	2.00%, 12/25/2041	3,645
560,124	2.00%, 02/01/2042	480,477
292,201	2.00%, 03/25/2044	267,124
304,627	2.00%, 05/25/2044	274,799
513,702	2.00%, 08/25/2050	353,274
2,190,400	2.00%, 10/01/2050	1,793,271
1,733,716	2.00%, 12/01/2050	1,412,962
3,829,712	2.00%, 02/01/2051	3,108,226
5,993,933	2.00%, 03/01/2051	4,858,203
7,816,057	2.00%, 04/01/2051	6,323,523
1,156,509	2.00%, 05/01/2051	937,058
264,930	2.00%, 07/01/2051	214,685
956,948	2.00%, 08/01/2051	789,816
1,461,387	2.00%, 09/01/2051	1,192,042
2,151,904	2.00%, 03/25/2052(3)	270,341
8,888,032	2.00%, 04/01/2052	7,216,023
412,619	2.25%, 04/01/2033	344,851
970,970	2.50%, 06/25/2045	792,062
7,704	2.50%, 03/25/2046	7,076
642,488	2.50%, 04/01/2050	546,593
608,439	2.50%, 06/01/2050	517,756
4,622,173	2.50%, 07/01/2050	3,967,971
962,494	2.50%, 09/01/2050	818,244
1,558,400	2.50%, 10/01/2050	1,336,245
1,699,428	2.50%, 12/01/2050	1,442,956
383,110	2.50%, 01/01/2051	327,478
2,612,319	2.50%, 02/01/2051	2,213,854

The accompanying notes are an integral part of these financial statements.
74

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 49.0% - (continued)
	Mortgage-Backed Agencies - 49.0% - (continued)
	Federal National Mortgage Association - 13.7% - (continued)
$ 1,618,725	2.50%, 02/25/2051(3)	$ 259,365
8,436,793	2.50%, 05/01/2051	7,186,057
1,476,061	2.50%, 06/01/2051	1,250,554
799,612	2.50%, 07/01/2051	678,931
368,488	2.50%, 08/01/2051	316,775
536,360	2.50%, 09/01/2051	454,947
7,834,379	2.50%, 10/01/2051	6,663,254
7,602,395	2.50%, 11/01/2051	6,495,244
2,340,396	2.50%, 12/01/2051	1,990,588
904,258	2.50%, 01/01/2052	771,690
1,303,259	2.50%, 03/01/2052	1,105,353
513,839	2.50%, 04/01/2052	435,649
2,169,871	2.50%, 06/25/2052(3)	324,794
1,308,148	2.50%, 09/25/2052(3)	202,171
1,209,987	2.50%, 01/01/2057	1,020,375
596,132	3.00%, 04/25/2033(3)	37,706
176,726	3.00%, 08/01/2033	168,819
1,189,180	3.00%, 06/01/2038	1,117,834
461,037	3.00%, 11/25/2042	416,071
4,426	3.00%, 02/25/2043	4,228
931,473	3.00%, 03/25/2043	827,838
1,093,197	3.00%, 05/25/2043	984,762
1,208,542	3.00%, 11/25/2044	1,089,433
1,006,915	3.00%, 01/25/2045	889,156
69,219	3.00%, 01/25/2046	63,386
928,349	3.00%, 02/25/2047	842,889
334,886	3.00%, 08/25/2049	302,649
116,523	3.00%, 12/01/2049	103,489
390,260	3.00%, 02/01/2050	348,449
1,663,761	3.00%, 07/01/2050	1,485,210
1,548,389	3.00%, 08/01/2050	1,374,145
630,641	3.00%, 10/01/2050	558,462
2,541,874	3.00%, 12/01/2050	2,255,956
808,254	3.00%, 05/01/2051	722,445
191,007	3.00%, 06/01/2051	167,903
1,625,752	3.00%, 07/01/2051	1,430,819
372,283	3.00%, 08/01/2051	329,434
1,343,624	3.00%, 09/01/2051	1,185,637
2,227,464	3.00%, 10/01/2051	1,966,529
2,083,878	3.00%, 11/01/2051	1,834,680
1,153,636	3.00%, 12/01/2051	1,020,867
535,499	3.00%, 01/01/2052	472,042
1,764,401	3.00%, 01/25/2052(3)	268,164
663,319	3.00%, 04/01/2052	586,167
819,128	3.00%, 05/01/2052	724,020
1,343,639	3.50%, 07/25/2033(3)	103,705
522,663	3.50%, 08/25/2033(3)	50,132
325,138	3.50%, 04/25/2034(3)	15,469
955,004	3.50%, 05/01/2037	909,191
622,876	3.50%, 11/25/2039(3)	55,060
472,142	3.50%, 10/01/2041	443,380
3,731	3.50%, 05/25/2042	3,571
1,170,952	3.50%, 11/25/2042	1,083,137
74,485	3.50%, 07/25/2044	72,862
218,189	3.50%, 12/01/2045	202,520
198,608	3.50%, 01/01/2046	184,370
149,145	3.50%, 03/01/2046	138,759
746,650	3.50%, 12/01/2046	699,528
251,947	3.50%, 05/01/2047	233,853
1,972,204	3.50%, 09/01/2047	1,830,532
1,888,961	3.50%, 12/01/2047	1,749,758
222,175	3.50%, 01/01/2048	206,213
291,331	3.50%, 02/01/2048	270,813
78,432	3.50%, 06/01/2048	72,748
393,350	3.50%, 07/01/2048	365,099
84,783	3.50%, 11/01/2048	78,693
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 49.0% - (continued)
	Mortgage-Backed Agencies - 49.0% - (continued)
	Federal National Mortgage Association - 13.7% - (continued)
$ 252,239	3.50%, 03/25/2049	$ 238,970
592,671	3.50%, 04/25/2049	561,767
651,968	3.50%, 06/01/2049	612,026
402,206	3.50%, 09/01/2050	373,404
895,684	3.50%, 11/01/2051	820,874
1,285,478	3.50%, 04/01/2052	1,185,205
691,083	3.50%, 05/01/2056	623,407
592,340	3.50%, 11/25/2057	560,207
1,057,554	3.50%, 05/01/2058	953,922
988,671	3.50%, 12/25/2058	895,922
760,000	3.52%, 11/01/2032	705,487
626,589	4.00%, 08/01/2038	612,608
2,332	4.00%, 11/01/2040	2,247
31,271	4.00%, 02/01/2041	30,132
372,087	4.00%, 06/01/2041	365,319
4,431	4.00%, 09/01/2041	4,268
7,659	4.00%, 10/01/2041	7,381
166,998	4.00%, 01/01/2042	160,860
205,758	4.00%, 02/01/2042	198,198
59,444	4.00%, 05/01/2042	57,259
2,318	4.00%, 09/01/2042	2,240
871,788	4.00%, 01/01/2043	840,012
17,760	4.00%, 10/01/2043	17,108
208,495	4.00%, 03/01/2046	200,826
274,339	4.00%, 09/01/2047	263,075
489,912	4.00%, 10/01/2047	471,339
253,592	4.00%, 11/01/2047	243,245
1,609,153	4.00%, 06/01/2048	1,548,080
1,954,861	4.00%, 10/01/2048	1,878,932
769,846	4.00%, 01/01/2049	739,346
1,704,716	4.00%, 04/01/2049	1,624,413
97,040	4.00%, 08/01/2049	93,473
581,368	4.00%, 09/01/2049	554,249
3,522,315	4.00%, 02/25/2050(3)	704,877
1,223,863	4.00%, 04/01/2050	1,170,358
1,584,391	4.00%, 09/25/2050(3)	305,625
777,984	4.00%, 08/01/2051	743,134
2,260,205	4.00%, 04/01/2052	2,130,445
820,939	4.00%, 06/01/2052	776,878
654,351	4.03%, 06/01/2028	640,842
850,000	4.19%, 04/01/2028	839,042
400,000	4.21%, 03/01/2033	390,634
309,655	4.37%, 05/01/2028	308,911
580,000	4.41%, 04/01/2030	575,704
785,694	4.46%, 05/01/2028	783,544
626,258	4.50%, 12/01/2037	626,178
413,558	4.50%, 04/01/2048	407,027
179,766	4.50%, 04/01/2049	176,556
764,807	4.50%, 01/01/2051	753,044
1,278,064	4.50%, 08/01/2052	1,237,199
1,426,209	4.50%, 03/01/2053	1,380,001
402,333	4.51%, 05/01/2033	400,893
452,342	4.64%, 10/01/2033	454,789
215,000	4.75%, 04/01/2028	216,438
297,297	5.00%, 06/25/2048(3)	48,279
1,069,450	5.00%, 07/01/2052	1,058,648
15,049,596	5.00%, 09/01/2052	14,897,041
3,755,026	5.00%, 10/01/2052	3,716,951
114,071	5.00%, 11/01/2052	112,864
840,699	5.00%, 12/01/2052	831,738
922,332	5.00%, 03/01/2053	911,832
8,241,188	5.00%, 04/01/2053	8,150,004
206,232	5.00%, 05/01/2053	203,873
1,465,000	5.07%, 12/01/2028	1,503,268
317,149	5.50%, 04/25/2044(3)	52,130
788,237	5.50%, 10/01/2052	792,199

The accompanying notes are an integral part of these financial statements.
75

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 49.0% - (continued)
	Mortgage-Backed Agencies - 49.0% - (continued)
	Federal National Mortgage Association - 13.7% - (continued)
$ 1,467,434	5.50%, 11/01/2052	$ 1,476,683
2,610,430	5.50%, 12/01/2052	2,626,943
1,429,911	5.50%, 06/01/2053	1,436,780
1,664,274	5.50%, 07/01/2053	1,673,735
848,144	6.00%, 05/01/2053	871,137
2,000,337	6.50%, 11/01/2053	2,060,793
4,249,998	7.00%, 09/01/2053	4,388,641
		195,740,070
	Government National Mortgage Association - 6.3%
141,381	2.00%, 06/16/2042	128,824
1,308,769	2.00%, 10/20/2050	1,092,502
3,806,513	2.00%, 12/20/2050	3,180,126
14,900,000	2.00%, 02/20/2054(12)	12,438,849
47,226	2.50%, 05/20/2040	45,339
1,842,192	2.50%, 10/20/2049	1,621,088
1,373,180	2.50%, 11/20/2049	1,195,620
1,086,200	2.50%, 03/20/2051	942,327
959,489	2.50%, 09/20/2051	831,294
3,202,999	2.50%, 10/20/2051	2,775,054
7,625,000	2.50%, 02/20/2054(12)	6,605,421
1,267,043	3.00%, 01/16/2044	1,135,457
638,615	3.00%, 11/20/2045	562,570
648,932	3.00%, 02/20/2047	589,716
542,801	3.00%, 05/20/2049	491,929
202,057	3.00%, 03/20/2050	182,578
2,879,744	3.00%, 07/20/2050(3)	362,389
459,131	3.00%, 11/20/2050	414,040
4,154,991	3.00%, 04/20/2051	3,739,826
2,366,145	3.00%, 08/20/2051	2,127,141
1,510,377	3.00%, 09/20/2051	1,355,641
471,698	3.00%, 10/20/2051	423,444
3,264,883	3.00%, 12/20/2051	2,928,579
813,481	3.00%, 02/20/2052	741,050
743,501	3.00%, 04/20/2052	667,387
1,250,000	3.00%, 02/20/2054(12)	1,120,985
232,233	3.50%, 11/20/2042	215,598
781,602	3.50%, 03/20/2044	736,467
493,130	3.50%, 06/20/2046	461,812
107,883	3.50%, 07/20/2046	101,026
112,824	3.50%, 10/20/2046	105,635
496,848	3.50%, 02/20/2047	464,421
133,300	3.50%, 05/20/2047	124,806
136,021	3.50%, 07/20/2047	127,356
99,702	3.50%, 11/20/2047	93,102
122,776	3.50%, 03/20/2048	114,656
576,874	3.50%, 02/20/2049	537,999
602,302	3.50%, 06/20/2050	561,372
1,292,112	3.50%, 11/20/2052	1,178,637
1,832,674	3.50%, 01/20/2053	1,694,302
9,325,000	3.50%, 02/20/2054(12)	8,623,652
299,516	3.88%, 08/15/2042	289,059
960,662	4.00%, 09/16/2042(3)	190,186
326,870	4.00%, 09/20/2042(3)	42,045
212,656	4.00%, 12/20/2044(3)	39,282
466,518	4.00%, 08/20/2045	453,071
627,842	4.00%, 09/20/2047	603,832
17,592	4.00%, 04/20/2048	16,928
913,374	4.00%, 07/20/2048	874,545
1,805,000	4.00%, 02/20/2054(12)	1,716,224
919,366	4.50%, 02/20/2040	919,385
824,631	4.50%, 05/20/2041	824,055
692,783	4.50%, 06/16/2043(3)	135,140
333,962	4.50%, 05/20/2045(3)	64,453
489,642	4.50%, 08/20/2045(3)	85,771
556,622	4.50%, 12/16/2046(3)	78,407
358,048	4.50%, 05/20/2048(3)	51,577
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 49.0% - (continued)
	Mortgage-Backed Agencies - 49.0% - (continued)
	Government National Mortgage Association - 6.3% - (continued)
$ 236,013	4.50%, 06/20/2048(3)	$ 43,592
170,342	4.50%, 05/20/2052	166,264
717,397	4.50%, 08/20/2052	699,781
653,776	4.50%, 09/20/2052	637,587
2,940,211	4.50%, 10/20/2052	2,867,256
658,820	5.00%, 05/20/2040	671,818
522,881	5.00%, 06/20/2040	533,198
205,169	5.00%, 07/20/2040	209,217
280,874	5.00%, 12/20/2043(3)	53,922
1,409,525	5.00%, 07/16/2044(3)	232,411
260,760	5.00%, 11/16/2046(3)	42,774
254,052	5.00%, 06/16/2047(3)	41,080
329,806	5.00%, 11/16/2047(3)	63,882
885,718	5.00%, 11/20/2049	890,147
1,415,000	5.00%, 02/20/2054(12)	1,407,538
233,783	5.50%, 02/20/2044(3)	30,257
185,088	5.50%, 09/15/2045	191,084
267,986	5.50%, 09/20/2045(3)	54,463
11,700,000	5.50%, 02/20/2054(12)	11,789,888
		89,850,136
	Uniform Mortgage-Backed Security - 22.1%
500,000	1.50%, 02/13/2054(12)	384,442
560,000	2.00%, 02/15/2039(12)	502,875
25,232,000	2.00%, 02/13/2054(12)	20,358,523
3,275,000	2.50%, 02/15/2039(12)	3,019,627
6,721,000	2.50%, 02/13/2054(12)	5,666,877
2,360,000	3.00%, 02/15/2039(12)	2,226,300
1,230,000	3.50%, 02/15/2039(12)	1,183,298
10,988,000	3.50%, 02/13/2054(12)	10,020,791
9,849,000	4.00%, 02/13/2054(12)	9,279,956
802,000	4.50%, 02/01/2039(12)	796,549
60,632,000	4.50%, 02/13/2054(12)	58,656,715
43,090,000	5.00%, 02/13/2054(12)	42,595,684
33,103,000	5.50%, 02/13/2054(12)	33,224,350
118,355,000	6.00%, 02/13/2054(12)	120,063,330
3,135,000	6.50%, 02/13/2054(12)	3,211,886
4,845,000	7.00%, 03/13/2054(12)	4,998,919
		316,190,122
	Total U.S. Government Agencies (cost $713,220,440)	$ 700,587,555
U.S. GOVERNMENT SECURITIES - 22.1%
	U.S. Treasury Securities - 22.1%
	U.S. Treasury Bonds - 10.9%
35,940,000	1.25%, 05/15/2050	$ 18,678,973
19,520,000	1.63%, 11/15/2050	11,222,475
5,795,000	2.50%, 02/15/2045	4,310,258
8,585,000	2.75%, 11/15/2042	6,836,812
3,895,000	2.88%, 08/15/2045	3,085,114
56,000	2.88%, 05/15/2052	43,194
3,325,000	3.00%, 11/15/2045	2,687,016
1,395,000	3.00%, 02/15/2048	1,110,442
19,100,000	3.00%, 08/15/2052	15,124,812
3,365,000	3.13%, 02/15/2043	2,835,538
2,645,000	3.13%, 08/15/2044	2,203,202
8,515,000	3.13%, 05/15/2048	6,931,742
25,825,000	3.38%, 08/15/2042	22,682,622
6,010,000	3.38%, 05/15/2044	5,217,666
30,225,000	3.38%, 11/15/2048	25,708,960
8,720,000	3.63%, 08/15/2043	7,894,325
8,845,000	3.63%, 02/15/2044(13)	7,985,031
12,500,000	3.63%, 05/15/2053	11,214,844
		155,773,026

The accompanying notes are an integral part of these financial statements.
76

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 22.1% - (continued)
	U.S. Treasury Securities - 22.1% - (continued)
	U.S. Treasury Inflation-Protected Bonds - 0.8%
$ 17,509,757	0.25%, 02/15/2050(14)		$ 11,253,781
	U.S. Treasury Inflation-Protected Notes - 2.2%
16,566,348	0.25%, 07/15/2029(14)		15,403,630
5,400,914	0.75%, 07/15/2028(14)		5,197,430
3,520,638	0.88%, 01/15/2029(14)		3,383,457
3,548,856	1.38%, 07/15/2033(14)		3,453,688
4,655,154	1.75%, 01/15/2034(14)		4,661,791
			32,099,996
	U.S. Treasury Notes - 8.2%
4,235,000	1.25%, 11/30/2026		3,922,834
16,965,000	1.38%, 11/15/2031(15)		14,070,347
17,865,000	2.75%, 08/15/2032		16,303,208
21,610,000	3.50%, 02/15/2033		20,849,429
9,120,000	3.63%, 05/31/2028		9,015,619
10,850,000	3.75%, 06/30/2030		10,741,924
8,585,000	3.88%, 08/15/2033		8,523,295
9,135,000	4.00%, 10/31/2029		9,172,825
12,360,000	4.38%, 11/30/2030		12,682,519
4,930,000	4.50%, 11/15/2033		5,141,836
6,035,000	4.63%, 11/15/2026		6,125,525
			116,549,361
	Total U.S. Government Securities (cost $347,922,421)		$ 315,676,164
	Total Long-Term Investments (cost $1,841,948,943)		$ 1,776,926,174
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.1%
1,822,381	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $1,822,649; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $1,858,888		$ 1,822,381
	Securities Lending Collateral - 0.2%
410,817	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(16)		410,817
1,369,390	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(16)		1,369,390
410,817	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(16)		410,817
410,817	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(16)		410,817
			2,601,841
	Total Short-Term Investments (cost $4,424,222)		$ 4,424,222
	Total Investments (cost $1,846,373,165)	124.5%	$ 1,781,350,396
	Other Assets and Liabilities	(24.5)%	(351,009,951)
	Total Net Assets	100.0%	$ 1,430,340,445
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $423,592,737, representing 29.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $19,497,508, representing 1.4% of net assets.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(10)	Security disclosed is principal-only strips.
(11)	Security is a zero-coupon bond.
(12)	Represents or includes a TBA transaction.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2024, the market value of securities pledged was $6,861,078.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2024, the market value of securities pledged was $3,657,544.
(16)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
77

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	814	03/28/2024	$ 88,229,969	$ 1,886,548
Short position contracts:
Euro BUXL 30-Year Bond Future	49	03/07/2024	$ 7,321,806	$ (257,266)
Euro-BTP Future	70	03/07/2024	9,046,945	(254,284)
Euro-BUND Future	74	03/07/2024	10,919,967	(169,676)
U.S. Treasury 2-Year Note Future	1,391	03/28/2024	286,067,844	(278,161)
U.S. Treasury 10-Year Note Future	1,023	03/19/2024	114,911,672	(433,183)
U.S. Treasury 10-Year Ultra Future	83	03/19/2024	9,700,625	(125,000)
U.S. Treasury Long Bond Future	61	03/19/2024	7,462,969	(427,576)
U.S. Treasury Ultra Bond Future	205	03/19/2024	26,489,844	(1,280,656)
Total				$ (3,225,802)
Total futures contracts				$ (1,339,254)

TBA Sale Commitments Outstanding at January 31, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.00%	$ 4,050,000	02/20/2054	$ (3,850,808)	$ (31,785)
Government National Mortgage Association, 4.50%	1,175,000	02/20/2054	(1,145,527)	(4,538)
Government National Mortgage Association, 5.00%	4,435,000	02/20/2054	(4,411,612)	(26,961)
Uniform Mortgage-Backed Security, 2.00%	1,435,000	02/15/2039	(1,288,617)	(6,534)
Uniform Mortgage-Backed Security, 3.00%	2,303,000	02/13/2054	(2,019,604)	(5,378)
Uniform Mortgage-Backed Security, 4.00%	2,349,000	03/13/2054	(2,213,833)	(34,034)
Uniform Mortgage-Backed Security, 4.00%	3,199,000	02/13/2054	(3,014,172)	(12,485)
Uniform Mortgage-Backed Security, 5.00%	43,090,000	02/13/2054	(42,595,684)	(208,632)
Uniform Mortgage-Backed Security, 5.00%	43,090,000	03/01/2053	(42,597,367)	(404,356)
Total TBA sale commitments (proceeds receivable $102,402,521)			$ (103,137,224)	$ (734,703)
At January 31, 2024, the aggregate market value of TBA Sale Commitments represents (7.2)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S41.V1	USD	9,236,700	5.00%	12/20/2028	Quarterly	$ 467,430	$ —	$ 592,124	$ 124,694
Total centrally cleared credit default swap contracts						$ 467,430	$ —	$ 592,124	$ 124,694

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	$ 3,049	$ —	$ 613,058	$ 610,009
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	45,603	—	546,507	500,904
3.25% Fixed	12 Mo. USD SOFR	USD	3,735,000	06/21/2053	Annual	—	(36,532)	226,286	262,818
3.59% Fixed	12 Mo. USD SOFR	USD	8,150,000	09/20/2053	Annual	37,730	—	(63,139)	(100,869)
Total centrally cleared interest rate swaps contracts						$ 86,382	$ (36,532)	$ 1,322,712	$ 1,272,862

The accompanying notes are an integral part of these financial statements.
78

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
83,000	EUR	90,280	USD	NWM	03/20/2024	$ 71
212,000	EUR	230,793	USD	SCB	03/20/2024	(16)
79,000	EUR	86,258	USD	UBS	03/20/2024	(261)
84,000	EUR	92,278	USD	TDB	03/20/2024	(838)
1,531,000	EUR	1,675,099	USD	MSC	03/20/2024	(8,500)
4,716,734	USD	23,599,000	BRL	DEUT	03/20/2024	(36,274)
22,079,097	USD	20,061,000	EUR	DEUT	03/20/2024	241,312
1,393,287	USD	1,266,000	EUR	CBK	03/20/2024	15,159
Total foreign currency contracts						$ 210,653
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 307,382,719	$ —	$ 307,382,719	$ —
Corporate Bonds	397,704,089	—	397,704,089	—
Foreign Government Obligations	43,510,509	—	43,510,509	—
Municipal Bonds	12,065,138	—	12,065,138	—
U.S. Government Agencies	700,587,555	—	700,587,555	—
U.S. Government Securities	315,676,164	—	315,676,164	—
Short-Term Investments	4,424,222	2,601,841	1,822,381	—
Foreign Currency Contracts(2)	256,542	—	256,542	—
Futures Contracts(2)	1,886,548	1,886,548	—	—
Swaps - Credit Default(2)	124,694	—	124,694	—
Swaps - Interest Rate(2)	1,373,731	—	1,373,731	—
Total	$ 1,784,991,911	$ 4,488,389	$ 1,780,503,522	$ —
Liabilities
Foreign Currency Contracts(2)	$ (45,889)	$ —	$ (45,889)	$ —
Futures Contracts(2)	(3,225,802)	(3,225,802)	—	—
Swaps - Interest Rate(2)	(100,869)	—	(100,869)	—
TBA Sale Commitments	(103,137,224)	—	(103,137,224)	—
Total	$ (106,509,784)	$ (3,225,802)	$ (103,283,982)	$ —

(1)	For the six-month period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
79

Hartford Active ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
TDB	Toronto-Dominion Bank
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PLN	Poland Zloty
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
ARM	Adjustable Rate Mortgage
BAM	Build America Mutual Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COLL	Collateral
CR	Custodial Receipts
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept Program
TBA	To Be Announced
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

80

Hartford Active ETFs
 Statements of Assets and Liabilities
January 31, 2024 (Unaudited)

	Hartford Core Bond ETF	Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF	Hartford Schroders Commodity Strategy ETF (Consolidated)	Hartford Schroders Tax-Aware Bond ETF
Assets:
Investments in securities, at market value(1)	$ 266,566,339	$ 104,728,271	$ 386,628,623	$ 10,835,405	$ 220,262,772
Repurchase agreements	2,149,615	239,627	3,336,184	—	—
Cash	8,806,216	942,468	13,117,115	—	—
Cash collateral due from broker on futures contracts	—	—	—	1,076,378	—
Cash collateral held for securities on loan	11,130	80,402	—	—	—
Receivables:
From affiliates	—	—	—	1,298	—
Investment securities sold	6,930,436	3,453,002	2,829,839	—	1,819,497
Dividends and interest	1,642,911	35	3,334,903	1,664	2,517,811
Securities lending income	375	2,406	—	—	—
Tax reclaims	2,071	—	—	—	629
Total assets	286,109,093	109,446,211	409,246,664	11,914,745	224,600,709
Liabilities:
Obligation to return securities lending collateral	222,600	1,608,033	—	—	—
Payables:
Investment securities purchased	58,928,493	2,534,138	3,887,617	—	1,766,739
Investment management fees	63,139	51,678	98,384	6,486	70,032
Variation margin on futures contracts	266,146	—	—	37,291	—
Variation margin on centrally cleared swap contracts	45,125	—	—	—	—
Distributions payable	728,753	—	914,554	—	598,588
Total liabilities	60,254,256	4,193,849	4,900,555	43,777	2,435,359
Net assets	$ 225,854,837	$ 105,252,362	$ 404,346,109	$ 11,870,968	$ 222,165,350
Summary of Net Assets:
Paid-in-capital	$ 267,959,910	$ 103,962,840	$ 414,280,697	$ 12,404,183	$ 226,602,416
Distributable earnings (loss)	(42,105,073)	1,289,522	(9,934,588)	(533,215)	(4,437,066)
Net assets	225,854,837	105,252,362	404,346,109	11,870,968	222,165,350
Net asset value per share	35.02	17.33	38.79	14.39	19.57
Shares issued and outstanding	6,450,000	6,075,000	10,425,000	825,000	11,350,000
Cost of investments	$ 286,626,745	$ 79,890,864	$ 392,967,669	$ 10,868,829	$ 216,959,530
(1) Includes Investment in securities on loan, at market value	$ 214,289	$ 1,546,118	$ —	$ —	$ —
The accompanying notes are an integral part of these financial statements.
81

Hartford Active ETFs
 Statements of Assets and Liabilities – (continued)
January 31, 2024 (Unaudited)

	Hartford Short Duration ETF	Hartford Sustainable Income ETF	Hartford Total Return Bond ETF
Assets:
Investments in securities, at market value(1)	$ 89,772,574	$ 65,644,272	$ 1,779,528,015
Repurchase agreements	3,380,279	128,179	1,822,381
Cash	13,689,411	1,258,205	11,526,292
Cash collateral due from broker on futures contracts	230,176	232,476	—
Cash collateral held for securities on loan	1,256	27,138	136,939
Foreign currency	56,807	219,802	304,717
Unrealized appreciation on foreign currency contracts	3,781	40,601	256,542
Receivables:
Investment securities sold	8,272,203	782,553	153,891,732
Fund shares sold	—	—	6,762,722
Dividends and interest	707,707	674,474	10,607,772
Securities lending income	86	342	386
Variation margin on centrally cleared swap contracts	—	—	2,865,534
Tax reclaims	—	12,892	1,803
Total assets	116,114,280	69,020,934	1,967,704,835
Liabilities:
Unrealized depreciation on foreign currency contracts	2,014	25,934	45,889
Obligation to return securities lending collateral	25,125	542,766	2,738,780
Cash collateral due to broker on swap contracts	—	—	3,137,978
TBA sale commitments, at market value	—	—	103,137,224
Payables:
Investment securities purchased	6,445,633	6,959,975	421,665,449
Investment management fees	25,722	27,747	344,373
Variation margin on futures contracts	41,210	297,248	1,869,955
Variation margin on centrally cleared swap contracts	—	36,160	—
Distributions payable	369,583	243,625	4,424,742
Total liabilities	6,909,287	8,133,455	537,364,390
Net assets	$ 109,204,993	$ 60,887,479	$ 1,430,340,445
Summary of Net Assets:
Paid-in-capital	$ 111,033,394	$ 68,632,680	$ 1,589,269,542
Distributable earnings (loss)	(1,828,401)	(7,745,201)	(158,929,097)
Net assets	109,204,993	60,887,479	1,430,340,445
Net asset value per share	39.00	33.83	33.89
Shares issued and outstanding	2,800,000	1,800,000	42,200,000
Cost of investments	$ 93,104,377	$ 67,660,209	$ 1,846,373,165
Cost of foreign currency	$ 56,807	$ 219,889	$ 302,072
Proceeds of TBA sale commitments	$ —	$ —	$ 102,402,521
(1) Includes Investment in securities on loan, at market value	$ 24,622	$ 521,816	$ 2,664,970
The accompanying notes are an integral part of these financial statements.
82

Hartford Active ETFs
 Statements of Operations
For the Six-Month Period Ended January 31, 2024 (Unaudited)

	Hartford Core Bond ETF	Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF	Hartford Schroders Commodity Strategy ETF (Consolidated)	Hartford Schroders Tax-Aware Bond ETF
Investment Income:
Dividends	$ —	$ 164,858	$ —	$ 2,900	$ —
Interest	5,193,463	46,691	6,695,405	353,345	3,575,479
Securities lending — net	1,844	3,439	—	—	—
Less: Foreign tax withheld	(24)	—	—	(177)	—
Total investment income, net	5,195,283	214,988	6,695,405	356,068	3,575,479
Expenses:
Investment management fees	369,437	281,872	554,785	49,239	337,455
Custodian fees	—	—	—	739	—
Accounting services fees	—	—	—	5	—
Total expenses (before waivers, reimbursements and fees paid indirectly)	369,437	281,872	554,785	49,983	337,455
Expense waivers	—	—	—	(744)	—
Management fee waivers	—	—	—	(5,470)	—
Commission recapture	—	(687)	—	—	—
Total waivers, reimbursements and fees paid indirectly	—	(687)	—	(6,214)	—
Total expenses	369,437	281,185	554,785	43,769	337,455
Net Investment Income (Loss)	4,825,846	(66,197)	6,140,620	312,299	3,238,024
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(3,013,075) (1)	(578,468) (1)	(608,437)	9,825	(1,794,652)
Futures contracts	1,092,823	—	—	(579,040)	—
Swap contracts	52,829	—	—	—	—
Other foreign currency transactions	—	—	—	(244)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,867,423)	(578,468)	(608,437)	(569,459)	(1,794,652)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	7,776,019	8,564,424	8,163,288	(23,566)	5,880,795
Futures contracts	(1,123,104)	—	—	(678,994)	—
Swap contracts	69,466	—	—	—	—
Translation of other assets and liabilities in foreign currencies	—	—	—	(91)	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	6,722,381	8,564,424	8,163,288	(702,651)	5,880,795
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	4,854,958	7,985,956	7,554,851	(1,272,110)	4,086,143
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 9,680,804	$ 7,919,759	$ 13,695,471	$ (959,811)	$ 7,324,167

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.
83

Hartford Active ETFs
 Statements of Operations – (continued)
For the Six-Month Period Ended January 31, 2024 (Unaudited)

	Hartford Short Duration ETF	Hartford Sustainable Income ETF	Hartford Total Return Bond ETF
Investment Income:
Dividends	$ —	$ 1,857	$ —
Interest	1,919,598	1,718,599	29,769,667
Securities lending — net	104	1,025	5,833
Less: Foreign tax withheld	—	(428)	(36)
Total investment income, net	1,919,702	1,721,053	29,775,464
Expenses:
Investment management fees	110,249	153,298	1,875,539
Total expenses	110,249	153,298	1,875,539
Net Investment Income (Loss)	1,809,453	1,567,755	27,899,925
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(275,371) (1)	(1,112,964)	(6,524,408) (1)
Purchased options contracts	—	—	6,045
Futures contracts	(24,943)	(285,634)	715,841
Swap contracts	—	133,461	(640,624)
Foreign currency contracts	10,084	151,046	(243,265)
Other foreign currency transactions	(1,339)	3,689	(34,453)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(291,569)	(1,110,402)	(6,720,864)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	2,672,762	2,209,653	33,652,540
Purchased options contracts	—	—	4,845
Futures contracts	(171,277)	219,635	(110,016)
Swap contracts	—	113,367	1,121,995
Foreign currency contracts	3,702	51,239	737,891
Translation of other assets and liabilities in foreign currencies	(991)	345	(234)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	2,504,196	2,594,239	35,407,021
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	2,212,627	1,483,837	28,686,157
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4,022,080	$ 3,051,592	$ 56,586,082

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.
84

Hartford Active ETFs
 Statements of Changes in Net Assets

	Hartford Core Bond ETF		Hartford Large Cap Growth ETF
	For the Six-Month Period Ended January 31, 2024 (Unaudited)	For the Year Ended July 31, 2023	For the Six-Month Period Ended January 31, 2024 (Unaudited)	For the Year Ended July 31, 2023
Operations:
Net investment income (loss)	$ 4,825,846	$ 7,209,225	$ (66,197)	$ (58,101)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,867,423)	(13,102,741)	(578,468)	(8,368,102)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	6,722,381	(1,977,253)	8,564,424	27,196,702
Net Increase (Decrease) in Net Assets Resulting from Operations	9,680,804	(7,870,769)	7,919,759	18,770,499
Distributions to Shareholders	(5,123,862)	(7,005,459)	—	—
Capital Share Transactions:
Sold	11,728,240	24,250,463	738,280	3,856,861
Redeemed	(41,628,698)	(5,350,460)	(418,147)	(3,984,976)
Other Capital	4,795	6,688	18	123
Net increase (decrease) from capital share transactions	(29,895,663)	18,906,691	320,151	(127,992)
Net Increase (Decrease) in Net Assets	(25,338,721)	4,030,463	8,239,910	18,642,507
Net Assets:
Beginning of period	251,193,558	247,163,095	97,012,452	78,369,945
End of period	$ 225,854,837	$ 251,193,558	$ 105,252,362	$ 97,012,452
The accompanying notes are an integral part of these financial statements.
85

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Municipal Opportunities ETF		Hartford Schroders Commodity Strategy ETF (Consolidated)
	For the Six-Month Period Ended January 31, 2024 (Unaudited)	For the Year Ended July 31, 2023	For the Six-Month Period Ended January 31, 2024 (Unaudited)	For the Year Ended July 31, 2023
Operations:
Net investment income (loss)	$ 6,140,620	$ 9,049,946	$ 312,299	$ 896,652
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(608,437)	(1,996,300)	(569,459)	(10,093,389)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	8,163,288	(2,755,006)	(702,651)	2,947,440
Net Increase (Decrease) in Net Assets Resulting from Operations	13,695,471	4,298,640	(959,811)	(6,249,297)
Distributions to Shareholders	(6,321,406)	(8,703,726)	(875,001)	(11,692,691)
Capital Share Transactions:
Sold	27,847,835	134,344,105	—	15,666,165
Redeemed	(7,392,028)	(23,026,359)	(2,248,400)	(40,601,944)
Other Capital	21,144	93,530	225	8,440
Net increase (decrease) from capital share transactions	20,476,951	111,411,276	(2,248,175)	(24,927,339)
Net Increase (Decrease) in Net Assets	27,851,016	107,006,190	(4,082,987)	(42,869,327)
Net Assets:
Beginning of period	376,495,093	269,488,903	15,953,955	58,823,282
End of period	$ 404,346,109	$ 376,495,093	$ 11,870,968	$ 15,953,955
The accompanying notes are an integral part of these financial statements.
86

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond ETF		Hartford Short Duration ETF
	For the Six-Month Period Ended January 31, 2024 (Unaudited)	For the Year Ended July 31, 2023	For the Six-Month Period Ended January 31, 2024 (Unaudited)	For the Year Ended July 31, 2023
Operations:
Net investment income (loss)	$ 3,238,024	$ 2,800,295	$ 1,809,453	$ 2,125,845
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,794,652)	(3,642,287)	(291,569)	(2,958,803)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	5,880,795	1,024,786	2,504,196	2,061,939
Net Increase (Decrease) in Net Assets Resulting from Operations	7,324,167	182,794	4,022,080	1,228,981
Distributions to Shareholders	(3,199,555)	(2,771,803)	(1,796,651)	(2,132,637)
Capital Share Transactions:
Sold	105,097,180	83,606,082	68,905,493	3,818,593
Redeemed	(29,343,066)	(24,247,500)	(7,701,060)	(39,965,272)
Other Capital	99,476	79,810	26,797	23,539
Net increase (decrease) from capital share transactions	75,853,590	59,438,392	61,231,230	(36,123,140)
Net Increase (Decrease) in Net Assets	79,978,202	56,849,383	63,456,659	(37,026,796)
Net Assets:
Beginning of period	142,187,148	85,337,765	45,748,334	82,775,130
End of period	$ 222,165,350	$ 142,187,148	$ 109,204,993	$ 45,748,334
The accompanying notes are an integral part of these financial statements.
87

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Sustainable Income ETF		Hartford Total Return Bond ETF
	For the Six-Month Period Ended January 31, 2024 (Unaudited)	For the Year Ended July 31, 2023	For the Six-Month Period Ended January 31, 2024 (Unaudited)	For the Year Ended July 31, 2023
Operations:
Net investment income (loss)	$ 1,567,755	$ 2,319,939	$ 27,899,925	$ 37,786,188
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,110,402)	(2,689,314)	(6,720,864)	(44,879,880)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,594,239	2,335,091	35,407,021	(13,254,666)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,051,592	1,965,716	56,586,082	(20,348,358)
Distributions to Shareholders	(2,045,135)	(2,636,854)	(28,634,247)	(35,217,184)
Capital Share Transactions:
Sold	6,702,199	8,350,638	298,484,231	376,222,975
Redeemed	—	—	(89,360,062)	(97,287,802)
Other Capital	7,149	7,029	152,377	146,203
Net increase (decrease) from capital share transactions	6,709,348	8,357,667	209,276,546	279,081,376
Net Increase (Decrease) in Net Assets	7,715,805	7,686,529	237,228,381	223,515,834
Net Assets:
Beginning of period	53,171,674	45,485,145	1,193,112,064	969,596,230
End of period	$ 60,887,479	$ 53,171,674	$ 1,430,340,445	$ 1,193,112,064
The accompanying notes are an integral part of these financial statements.
88

Hartford Active ETFs
Financial Highlights

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Core Bond ETF
For the Six-Month Period Ended January 31, 2024 (Unaudited)
$ 34.41	$ 0.65	$ 0.66	$ 1.31	$ 0.00 (5)	$ (0.70)	$ —	$ (0.70)	$ 35.02	3.87% (6)	$ 225,855	0.29% (7)	0.29% (7)	3.79% (7)	21% (8)
For the Year Ended July 31, 2023
$ 36.62	$ 1.03	$ (2.25)	$ (1.22)	$ 0.00 (5)	$ (0.99)	$ —	$ (0.99)	$ 34.41	(3.29)%	$ 251,194	0.29%	0.29%	2.97%	60% (8)
For the Year Ended July 31, 2022
$ 41.48	$ 0.55	$ (4.72)	$ (4.17)	$ 0.01	$ (0.56)	$ (0.14)	$ (0.70)	$ 36.62	(10.11)%	$ 247,163	0.29%	0.29%	1.42%	36% (8)
For the Year Ended July 31, 2021
$ 42.52	$ 0.44	$ (0.73)	$ (0.29)	$ 0.03	$ (0.45)	$ (0.33)	$ (0.78)	$ 41.48	(0.59)%	$ 265,503	0.29%	0.29%	1.06%	30% (8)
For the Period Ended July 31, 2020(9)
$ 40.00	$ 0.21	$ 2.50	$ 2.71	$ 0.05	$ (0.24)	$ —	$ (0.24)	$ 42.52	6.91% (6)	$ 138,187	0.29% (7)	0.29% (7)	1.19% (7)	26% (8)
Hartford Large Cap Growth ETF
For the Six-Month Period Ended January 31, 2024 (Unaudited)
$ 16.04	$ (0.01)	$ 1.30	$ 1.29	$ 0.00 (5)	$ —	$ —	$ —	$ 17.33	8.04% (6)	$ 105,252	0.59% (7)	0.59% (7)	(0.14)% (7)	48%
For the Year Ended July 31, 2023
$ 12.95	$ (0.01)	$ 3.10	$ 3.09	$ 0.00 (5)	$ —	$ —	$ —	$ 16.04	23.86%	$ 97,012	0.59%	0.59%	(0.07)%	103%
For the Period Ended July 31, 2022(10)
$ 20.00	$ (0.04)	$ (7.01)	$ (7.05)	$ 0.00 (5)	$ —	$ —	$ —	$ 12.95	(35.25)% (6)	$ 78,370	0.59% (7)	0.59% (7)	(0.38)% (7)	90%
Hartford Municipal Opportunities ETF
For the Six-Month Period Ended January 31, 2024 (Unaudited)
$ 38.03	$ 0.61	$ 0.77	$ 1.38	$ 0.00 (5)	$ (0.62)	$ —	$ (0.62)	$ 38.79	3.69% (6)	$ 404,346	0.29% (7)	0.29% (7)	3.21% (7)	24%
For the Year Ended July 31, 2023
$ 38.78	$ 1.05	$ (0.81)	$ 0.24	$ 0.01	$ (1.00)	$ —	$ (1.00)	$ 38.03	0.70%	$ 376,495	0.29%	0.29%	2.79%	16%
For the Year Ended July 31, 2022
$ 42.32	$ 0.69	$ (3.56)	$ (2.87)	$ 0.01	$ (0.68)	$ —	$ (0.68)	$ 38.78	(6.80)%	$ 269,489	0.29%	0.29%	1.73%	37%
For the Year Ended July 31, 2021
$ 42.52	$ 0.80	$ 0.98	$ 1.78	$ 0.01	$ (0.79)	$ (1.20)	$ (1.99)	$ 42.32	4.40%	$ 201,043	0.29%	0.29%	1.92%	17%
For the Year Ended July 31, 2020
$ 41.72	$ 1.04(11)	$ 0.95(11)	$ 1.99	$ 0.02	$ (1.06)	$ (0.15)	$ (1.21)	$ 42.52	4.90%	$ 106,291	0.29%	0.29%	2.49% (11)	67%
For the Year Ended July 31, 2019
$ 39.72	$ 1.07	$ 1.92	$ 2.99	$ 0.02	$ (1.01)	$ —	$ (1.01)	$ 41.72	7.68%	$ 139,773	0.29%	0.29%	2.65%	32%
Hartford Schroders Commodity Strategy ETF (Consolidated)
For the Six-Month Period Ended January 31, 2024 (Unaudited)
$ 16.36	$ 0.33	$ (1.33)	$ (1.00)	$ 0.00 (5)	$ (0.97)	$ —	$ (0.97)	$ 14.39	(6.14)% (6)	$ 11,871	0.67% (7)	0.59% (7)	4.21% (7)	31%
For the Year Ended July 31, 2023
$ 25.03	$ 0.43	$ (2.83)	$ (2.40)	$ 0.00 (5)	$ (6.27)	$ —	$ (6.27)	$ 16.36	(11.63)%	$ 15,954	1.02%	0.87%	2.42%	134%
For the Period Ended July 31, 2022(12)
$ 20.00	$ (0.09)	$ 5.11	$ 5.02	$ 0.01	$ —	$ —	$ —	$ 25.03	25.15% (6)	$ 58,823	1.05% (7)	0.89% (7)	(0.43)% (7)	407%
Hartford Schroders Tax-Aware Bond ETF
For the Six-Month Period Ended January 31, 2024 (Unaudited)
$ 19.35	$ 0.36	$ 0.19	$ 0.55	$ 0.01	$ (0.34)	$ —	$ (0.34)	$ 19.57	2.96% (6)	$ 222,165	0.39% (7)	0.39% (7)	3.74% (7)	51%
The accompanying notes are an integral part of these financial statements.
89

Hartford Active ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Schroders Tax-Aware Bond ETF – (continued)
For the Year Ended July 31, 2023
$ 19.85	$ 0.60	$ (0.55)	$ 0.05	$ 0.02	$ (0.57)	$ —	$ (0.57)	$ 19.35	0.43%	$ 142,187	0.39%	0.39%	3.10%	135%
For the Year Ended July 31, 2022
$ 21.80	$ 0.31	$ (1.74)	$ (1.43)	$ 0.01	$ (0.32)	$ (0.21)	$ (0.53)	$ 19.85	(6.58)%	$ 85,338	0.39%	0.39%	1.51%	116%
For the Year Ended July 31, 2021
$ 21.76	$ 0.25	$ 0.08	$ 0.33	$ 0.02	$ (0.25)	$ (0.06)	$ (0.31)	$ 21.80	1.64%	$ 105,708	0.39%	0.39%	1.14%	199%
For the Year Ended July 31, 2020
$ 20.95	$ 0.35	$ 0.91	$ 1.26	$ 0.02	$ (0.37)	$ (0.10)	$ (0.47)	$ 21.76	6.18%	$ 76,168	0.39%	0.39%	1.67%	165%
For the Year Ended July 31, 2019
$ 19.98	$ 0.51	$ 0.99	$ 1.50	$ —	$ (0.53)	$ —	$ (0.53)	$ 20.95	7.62%	$ 27,230	0.39%	0.39%	2.55%	165%
Hartford Short Duration ETF
For the Six-Month Period Ended January 31, 2024 (Unaudited)
$ 38.12	$ 0.92	$ 0.80	$ 1.72	$ 0.01	$ (0.85)	$ —	$ (0.85)	$ 39.00	4.60% (6)	$ 109,205	0.29% (7)	0.29% (7)	4.76% (7)	35%
For the Year Ended July 31, 2023
$ 38.50	$ 1.31	$ (0.34)	$ 0.97	$ 0.01	$ (1.36)	$ —	$ (1.36)	$ 38.12	2.63%	$ 45,748	0.29%	0.29%	3.43%	14%
For the Year Ended July 31, 2022
$ 41.03	$ 0.77	$ (2.41)	$ (1.64)	$ 0.01	$ (0.85)	$ (0.05)	$ (0.90)	$ 38.50	(4.01)%	$ 82,775	0.29%	0.29%	1.92%	41% (13)
For the Year Ended July 31, 2021
$ 40.88	$ 0.90	$ 0.17	$ 1.07	$ 0.02	$ (0.94)	$ —	$ (0.94)	$ 41.03	2.69%	$ 129,241	0.29%	0.29%	2.20%	41% (13)
For the Year Ended July 31, 2020
$ 40.70	$ 1.29(11)	$ 0.20(11)	$ 1.49	$ 0.02	$ (1.33)	$ —	$ (1.33)	$ 40.88	3.78%	$ 87,882	0.29%	0.29%	3.19% (11)	29% (13)
For the Year Ended July 31, 2019
$ 39.97	$ 1.38	$ 0.64	$ 2.02	$ 0.02	$ (1.31)	$ —	$ (1.31)	$ 40.70	5.20%	$ 109,889	0.29%	0.29%	3.45%	28%
Hartford Sustainable Income ETF
For the Six-Month Period Ended January 31, 2024 (Unaudited)
$ 33.23	$ 0.91	$ 0.86	$ 1.77	$ 0.00 (5)	$ (1.17)	$ —	$ (1.17)	$ 33.83	5.46% (6)	$ 60,887	0.54% (7)	0.54% (7)	5.52% (7)	23% (14)
For the Year Ended July 31, 2023
$ 33.69	$ 1.61	$ (0.24)	$ 1.37	$ 0.00 (5)	$ (1.83)	$ —	$ (1.83)	$ 33.23	4.28%	$ 53,172	0.54%	0.54%	4.89%	63% (14)
For the Period Ended July 31, 2022(15)
$ 40.00	$ 0.91	$ (6.35)	$ (5.44)	$ 0.09	$ (0.96)	$ —	$ (0.96)	$ 33.69	(13.52)% (6)	$ 45,485	0.54% (7)	0.54% (7)	2.87% (7)	39% (14)
Hartford Total Return Bond ETF
For the Six-Month Period Ended January 31, 2024 (Unaudited)
$ 33.28	$ 0.71	$ 0.62	$ 1.33	$ 0.00 (5)	$ (0.72)	$ —	$ (0.72)	$ 33.89	4.09% (6)	$ 1,430,340	0.29% (7)	0.29% (7)	4.31% (7)	21% (16)
For the Year Ended July 31, 2023
$ 35.19	$ 1.25	$ (2.01)	$ (0.76)	$ 0.00 (5)	$ (1.15)	$ —	$ (1.15)	$ 33.28	(2.12)%	$ 1,193,112	0.29%	0.29%	3.72%	69% (16)
For the Year Ended July 31, 2022
$ 41.16	$ 0.93	$ (5.18)	$ (4.25)	$ 0.01	$ (1.02)	$ (0.71)	$ (1.73)	$ 35.19	(10.60)%	$ 969,596	0.29%	0.29%	2.46%	61% (16)
For the Year Ended July 31, 2021
$ 42.52	$ 0.85	$ (0.35)	$ 0.50	$ 0.01	$ (0.91)	$ (0.96)	$ (1.87)	$ 41.16	1.26%	$ 1,059,971	0.29%	0.29%	2.07%	49% (16)
For the Year Ended July 31, 2020
$ 40.87	$ 1.13(17)	$ 2.90(17)	$ 4.03	$ 0.02	$ (1.35)	$ (1.05)	$ (2.40)	$ 42.52	10.34%	$ 697,309	0.29%	0.29%	2.76% (17)	79% (16)
The accompanying notes are an integral part of these financial statements.
90

Hartford Active ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Total Return Bond ETF – (continued)
For the Year Ended July 31, 2019
$ 38.99	$ 1.30	$ 1.77	$ 3.07	$ 0.05	$ (1.24)	$ —	$ (1.24)	$ 40.87	8.14%	$ 590,521	0.29%	0.29%	3.30%	54%

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Per share amount is less than $0.005.
(6)	Not annualized.
(7)	Annualized.
(8)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 128% for the period ended January 31, 2024, 344%, 363%, 362% and 177% for the years ended July 31, 2023, July 31, 2022 and July 31, 2021 and the period ended July 31, 2020, respectively.
(9)	Commenced operations on February 19, 2020.
(10)	Commenced operations on November 9, 2021.
(11)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective August 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended July 31, 2020 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and an increase to ratio of net investment income to average net assets of less than 0.005%. Per share data and ratios for periods prior to July 31, 2020 have not been restated to reflect this change in presentation.
(12)	Commenced operations on September 14, 2021.
(13)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 47%, 53% and 41% for the years ended July 31, 2022, July 31, 2021 and July 31, 2020, respectively.
(14)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 67% for the period ended January 31, 2024, 173% and 143% for the years ended July 31, 2023 and July 31, 2022, respectively.
(15)	Commenced operations on September 21, 2021.
(16)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 179% for the period ended January 31, 2024, 436%, 450%, 499% and 659% for the years ended July 31, 2023, July 31, 2022, July 31, 2021 and July 31, 2020, respectively.
(17)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective August 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended July 31, 2020 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.01)%. Per share data and ratios for periods prior to July 31, 2020 have not been restated to reflect a change in accounting standard.
The accompanying notes are an integral part of these financial statements.
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1.	Organization:
Hartford Funds Exchange-Traded Trust (the "Trust") is an open-end registered management investment company comprised of nine operational series as of January 31, 2024. The financial statements herein are for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds"). The financial statements of the remaining series of the Trust are presented separately.

Hartford Funds Exchange-Traded Trust:
Hartford Core Bond ETF (the "Core Bond ETF")
Hartford Large Cap Growth ETF (the "Large Cap Growth ETF")
Hartford Municipal Opportunities ETF (the "Municipal Opportunities ETF")
Hartford Schroders Commodity Strategy ETF (Consolidated) (the "Commodity Strategy ETF")
Hartford Schroders Tax-Aware Bond ETF (the "Tax-Aware Bond ETF")
Hartford Short Duration ETF (the "Short Duration ETF")
Hartford Sustainable Income ETF (the "Sustainable Income ETF")
Hartford Total Return Bond ETF (the "Total Return Bond ETF")
Core Bond ETF commenced operations on February 19, 2020. Large Cap Growth ETF commenced operations on November 9, 2021. Municipal Opportunities ETF commenced operations on December 13, 2017. Commodity Strategy ETF commenced operations on September 14, 2021. Short Duration ETF commenced operations on May 30, 2018. Tax-Aware Bond ETF commenced operations on April 18, 2018. Sustainable Income ETF commenced operations on September 21, 2021. Total Return Bond ETF commenced operations on September 27, 2017.  Each Fund is an actively managed, exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Shares of Municipal Opportunities ETF, Commodity Strategy ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of Core Bond ETF, Large Cap Growth ETF, Sustainable Income ETF and Short Duration ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on September 20, 2010 and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
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With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment
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structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost. Income tax-related interest and penalties, if incurred, are recorded as income tax expense.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Core Bond ETF, Municipal Opportunities ETF, Tax-Aware Bond ETF, Short Duration ETF, Sustainable Income ETF and Total Return Bond ETF is to pay dividends from net investment income, if any, monthly and realized gains, if any, at least once a year. The policy of Large Cap Growth ETF and Commodity Strategy ETF is to pay dividends from net investment income, if any, annually, and realized gains, if any, at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
g)	Basis for Consolidation – The Commodity Strategy ETF may invest up to 25% of its total assets in a wholly-owned subsidiary of the Commodity Strategy ETF (the "Subsidiary"). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Commodity Strategy ETF’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation.
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 January 31, 2024 (Unaudited)

The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Commodity Strategy ETF consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of January 31, 2024.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of January 31, 2024.
c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of January 31, 2024.
d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance
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or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of January 31, 2024.
e)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Trust's Board has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of January 31, 2024.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended January 31, 2024, each of Core Bond ETF, Commodity Strategy ETF, Short Duration ETF, Sustainable Income ETF and Total Return Bond ETF had used Futures Contracts.
b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended January 31, 2024, each of Short Duration ETF, Sustainable Income ETF and Total Return Bond ETF had used Foreign Currency Contracts.
c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument.
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Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended January 31, 2024, the Total Return Bond ETF had used Options Contracts.
d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
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 Notes to Financial Statements – (continued)
 January 31, 2024 (Unaudited)

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended January 31, 2024, each of Core Bond ETF, Sustainable Income ETF and Total Return Bond ETF had entered into Credit Default Swap Contracts.
Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the six-month period ended January 31, 2024, each of Core Bond ETF, Sustainable Income ETF and Total Return Bond ETF had used Interest Rate Swap Contracts.
98

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2024 (Unaudited)

e)	Additional Derivative Instrument Information:
Core Bond ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$ 236,975	$ —	$ 14,471	$ —	$ —	$ 251,446
Total	$ 236,975	$ —	$ 14,471	$ —	$ —	$ 251,446
Liabilities:
Unrealized depreciation on futures contracts(2)	$ 674,787	$ —	$ —	$ —	$ —	$ 674,787
Unrealized depreciation on swap contracts(1)	15,018	—	—	—	—	15,018
Total	$ 689,805	$ —	$ —	$ —	$ —	$ 689,805

(1)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.
(2)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 1,092,823	$ —	$ —	$ —	$ —	$ 1,092,823
Net realized gain (loss) on swap contracts	12,044	—	40,785	—	—	52,829
Total	$ 1,104,867	$ —	$ 40,785	$ —	$ —	$ 1,145,652
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (1,123,104)	$ —	$ —	$ —	$ —	$ (1,123,104)
Net change in unrealized appreciation (depreciation) of swap contracts	69,498	—	(32)	—	—	69,466
Total	$ (1,053,606)	$ —	$ (32)	$ —	$ —	$ (1,053,638)
For the period ended January 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	131
Futures Contracts Number of Short Contracts	(276)
Swap Contracts at Notional Amount	$ 7,417,500
99

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2024 (Unaudited)

Commodity Strategy ETF (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ —	$ 379,964	$ 379,964
Total	$ —	$ —	$ —	$ —	$ 379,964	$ 379,964
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ —	$ 256,672	$ 256,672
Total	$ —	$ —	$ —	$ —	$ 256,672	$ 256,672

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ —	$ (579,040)	$ (579,040)
Total	$ —	$ —	$ —	$ —	$ (579,040)	$ (579,040)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ —	$ (678,994)	$ (678,994)
Total	$ —	$ —	$ —	$ —	$ (678,994)	$ (678,994)
For the period ended January 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	270
Futures Contracts Number of Short Contracts	(36)
Short Duration ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 124,640	$ —	$ —	$ —	$ —	$ 124,640
Unrealized appreciation on foreign currency contracts	—	3,781	—	—	—	3,781
Total	$ 124,640	$ 3,781	$ —	$ —	$ —	$ 128,421
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 341,382	$ —	$ —	$ —	$ —	$ 341,382
Unrealized depreciation on foreign currency contracts	—	2,014	—	—	—	2,014
Total	$ 341,382	$ 2,014	$ —	$ —	$ —	$ 343,396

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

100

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2024 (Unaudited)

Short Duration ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (24,943)	$ —	$ —	$ —	$ —	$ (24,943)
Net realized gain (loss) on foreign currency contracts	—	10,084	—	—	—	10,084
Total	$ (24,943)	$ 10,084	$ —	$ —	$ —	$ (14,859)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (171,277)	$ —	$ —	$ —	$ —	$ (171,277)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	3,702	—	—	—	3,702
Total	$ (171,277)	$ 3,702	$ —	$ —	$ —	$ (167,575)
For the period ended January 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	57
Futures Contracts Number of Short Contracts	(104)
Foreign Currency Contracts Purchased at Contract Amount	$ 214,427
Foreign Currency Contracts Sold at Contract Amount	$ 828,149
Sustainable Income ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 101,543	$ —	$ —	$ —	$ —	$ 101,543
Unrealized appreciation on foreign currency contracts	—	40,601	—	—	—	40,601
Unrealized appreciation on swap contracts(2)	64,840	—	234,198	—	—	299,038
Total	$ 166,383	$ 40,601	$ 234,198	$ —	$ —	$ 441,182
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 173,828	$ —	$ —	$ —	$ —	$ 173,828
Unrealized depreciation on foreign currency contracts	—	25,934	—	—	—	25,934
Unrealized depreciation on swap contracts(2)	4,754	—	—	—	—	4,754
Total	$ 178,582	$ 25,934	$ —	$ —	$ —	$ 204,516

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

101

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2024 (Unaudited)

Sustainable Income ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (285,634)	$ —	$ —	$ —	$ —	$ (285,634)
Net realized gain (loss) on swap contracts	53,857	—	79,604	—	—	133,461
Net realized gain (loss) on foreign currency contracts	—	151,046	—	—	—	151,046
Total	$ (231,777)	$ 151,046	$ 79,604	$ —	$ —	$ (1,127)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 219,635	$ —	$ —	$ —	$ —	$ 219,635
Net change in unrealized appreciation (depreciation) of swap contracts	21,011	—	92,356	—	—	113,367
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	51,239	—	—	—	51,239
Total	$ 240,646	$ 51,239	$ 92,356	$ —	$ —	$ 384,241
For the period ended January 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	189
Futures Contracts Number of Short Contracts	(85)
Swap Contracts at Notional Amount	$ 6,667,522
Foreign Currency Contracts Purchased at Contract Amount	$ 599,285
Foreign Currency Contracts Sold at Contract Amount	$ 10,666,871
Total Return Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 1,886,548	$ —	$ —	$ —	$ —	$ 1,886,548
Unrealized appreciation on foreign currency contracts	—	256,542	—	—	—	256,542
Unrealized appreciation on swap contracts(2)	1,373,731	—	124,694	—	—	1,498,425
Total	$ 3,260,279	$ 256,542	$ 124,694	$ —	$ —	$ 3,641,515
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 3,225,802	$ —	$ —	$ —	$ —	$ 3,225,802
Unrealized depreciation on foreign currency contracts	—	45,889	—	—	—	45,889
Unrealized depreciation on swap contracts(2)	100,869	—	—	—	—	100,869
Total	$ 3,326,671	$ 45,889	$ —	$ —	$ —	$ 3,372,560

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

102

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2024 (Unaudited)

Total Return Bond ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ 6,045	$ —	$ —	$ —	$ —	$ 6,045
Net realized gain (loss) on futures contracts	715,841	—	—	—	—	715,841
Net realized gain (loss) on swap contracts	5,219	—	(645,843)	—	—	(640,624)
Net realized gain (loss) on foreign currency contracts	—	(243,265)	—	—	—	(243,265)
Total	$ 727,105	$ (243,265)	$ (645,843)	$ —	$ —	$ (162,003)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ 4,845	$ —	$ —	$ —	$ —	$ 4,845
Net change in unrealized appreciation (depreciation) of futures contracts	(110,016)	—	—	—	—	(110,016)
Net change in unrealized appreciation (depreciation) of swap contracts	401,789	—	720,206	—	—	1,121,995
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	737,891	—	—	—	737,891
Total	$ 296,618	$ 737,891	$ 720,206	$ —	$ —	$ 1,754,715
For the period ended January 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,996
Futures Contracts Number of Short Contracts	(1,575)
Swap Contracts at Notional Amount	$ 43,437,625
Foreign Currency Contracts Purchased at Contract Amount	$ 362,451
Foreign Currency Contracts Sold at Contract Amount	$ 26,444,299
f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of January 31, 2024:

Core Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ —	$ (674,787)
Swap contracts	251,446	(15,018)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	251,446	(689,805)
Derivatives not subject to a MNA	(251,446)	689,805
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

103

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2024 (Unaudited)

Commodity Strategy ETF (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 379,964	$ (256,672)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	379,964	(256,672)
Derivatives not subject to a MNA	(379,964)	256,672
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Short Duration ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 3,781	$ (2,014)
Futures contracts	124,640	(341,382)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	128,421	(343,396)
Derivatives not subject to a MNA	(124,640)	341,382
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 3,781	$ (2,014)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Assets
Deutsche Bank Securities, Inc.	$ 3,419	$ (976)	$ —	$ —	$ 2,443
Morgan Stanley	362	—	—	—	362
Total	$ 3,781	$ (976)	$ —	$ —	$ 2,805

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$ (976)	$ 976	$ —	$ —	$ —
Toronto-Dominion Bank	(1,038)	—	—	—	(1,038)
Total	$ (2,014)	$ 976	$ —	$ —	$ (1,038)

Sustainable Income ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 40,601	$ (25,934)
Futures contracts	101,543	(173,828)
Swap contracts	299,038	(4,754)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	441,182	(204,516)
Derivatives not subject to a MNA	(400,581)	178,582
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 40,601	$ (25,934)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$ 726	$ —	$ —	$ —	$ 726
Bank of America Securities LLC	7,498	—	—	—	7,498
BNP Paribas Securities Services	859	(5)	—	—	854
Citibank NA	730	(205)	—	—	525
Deutsche Bank Securities, Inc.	25,549	—	—	—	25,549
Goldman Sachs & Co.	1,492	—	—	—	1,492
Morgan Stanley	3,459	(955)	—	—	2,504
RBC Dominion Securities, Inc.	288	(288)	—	—	—
Total	$ 40,601	$ (1,453)	$ —	$ —	$ 39,148

104

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2024 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$ (2,091)	$ —	$ —	$ —	$ (2,091)
BNP Paribas Securities Services	(5)	5	—	—	—
Citibank NA	(205)	205	—	—	—
HSBC Bank USA	(127)	—	—	—	(127)
JP Morgan Chase & Co.	(138)	—	—	—	(138)
Morgan Stanley	(955)	955	—	—	—
RBC Dominion Securities, Inc.	(3,630)	288	—	—	(3,342)
Standard Chartered Bank	(77)	—	—	—	(77)
Toronto-Dominion Bank	(18,706)	—	—	—	(18,706)
Total	$ (25,934)	$ 1,453	$ —	$ —	$ (24,481)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 256,542	$ (45,889)
Futures contracts	1,886,548	(3,225,802)
Swap contracts	1,498,425	(100,869)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,641,515	(3,372,560)
Derivatives not subject to a MNA	(3,384,973)	3,326,671
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 256,542	$ (45,889)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Assets
Citibank NA	$ 15,159	$ —	$ —	$ —	$ 15,159
Deutsche Bank Securities, Inc.	241,312	(36,274)	—	—	205,038
NatWest Markets Plc	71	—	—	—	71
Total	$ 256,542	$ (36,274)	$ —	$ —	$ 220,268

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$ (36,274)	$ 36,274	$ —	$ —	$ —
Morgan Stanley	(8,500)	—	8,500	—	—
Standard Chartered Bank	(16)	—	—	—	(16)
Toronto-Dominion Bank	(838)	—	—	—	(838)
UBS AG	(261)	—	—	—	(261)
Total	$ (45,889)	$ 36,274	$ 8,500	$ —	$ (1,115)
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
105

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2024 (Unaudited)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19, if any, remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may continue to have, a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has been subject to increased market volatility. As a result, a Fund’s investments in the banking sector may be subject to increased volatility risk.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have injected uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes
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has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At July 31, 2023 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Core Bond ETF	$ 14,590,621	$ 6,519,210
Large Cap Growth ETF	19,826,301	1,977,461
Municipal Opportunities ETF	3,558,087	2,956,939
Commodity Strategy ETF (Consolidated)	89,537	—
Tax-Aware Bond ETF	3,231,662	2,752,046
Short Duration ETF	347,836	1,162,089
Sustainable Income ETF	2,463,628	3,008,293
Total Return Bond ETF	53,432,267	36,390,523
Large Cap Growth ETF deferred $91,196 of late-year ordinary losses.
During the year ended July 31, 2023, Commodity Strategy ETF (Consolidated) utilized $38,459 of capital loss carryforward.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at January 31, 2024 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Core Bond ETF	$ 286,626,745	$ 2,335,254	$ (20,684,404)	$ (18,349,150)
Large Cap Growth ETF	79,890,864	26,119,530	(1,042,496)	25,077,034
Municipal Opportunities ETF	392,967,669	6,508,544	(9,511,406)	(3,002,862)
Commodity Strategy ETF (Consolidated)	10,868,829	386,199	(296,331)	89,868
Tax-Aware Bond ETF	216,959,530	5,493,389	(2,190,147)	3,303,242
Short Duration ETF	93,104,377	1,574,998	(1,741,497)	(166,499)
Sustainable Income ETF	67,660,209	1,618,638	(3,269,730)	(1,651,092)
Total Return Bond ETF	1,846,373,165	22,402,940	(87,891,457)	(65,488,517)
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Trust, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement pursuant to which Wellington Management performs the daily investment of the assets of each of Core Bond ETF, Large Cap Growth ETF, Municipal Opportunities ETF, Short Duration ETF, Sustainable Income ETF and Total Return Bond ETF in accordance with each Fund’s investment objective and policies. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement with respect to Commodity Strategy ETF, and Tax-Aware Bond ETF. SIMNA has contracted with Schroder Investment Management North America Limited ("SIMNA Ltd.") under sub-sub-advisory agreement with respect to Commodity Strategy ETF and Tax-Aware Bond ETF. SIMNA performs the daily investment of the assets of such ETFs in accordance with each Fund’s investment objective and policies and SIMNA may allocate assets to or from SIMNA Ltd. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington and SIMNA, as applicable. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd.
Under the Investment Management Agreement, the Investment Manager agrees to pay all expenses of the Trust, except (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the management fee payable to the Investment Manager under the Investment Management Agreement. The payment
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or assumption by the Investment Manager of any expense of the Trust that the Investment Manager is not required by the Investment Management Agreement to pay or assume shall not obligate the Investment Manager to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of January 31, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Core Bond ETF	0.29%
Large Cap Growth ETF	0.59%
Municipal Opportunities ETF	0.29%
Commodity Strategy ETF (Consolidated)(1)	0.59%
Tax-Aware Bond ETF	0.39%
Short Duration ETF	0.29%
Sustainable Income ETF	0.54%
Total Return Bond ETF	0.29%

(1)	HFMC has contractually agreed to waive the management fee for Commodity Strategy ETF in an amount equal to the management fee paid to it by the Fund’s Subsidiary and the other expenses of the Subsidiary (exclusive of (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Subsidiary may have to indemnify its officers and Trustees with respect thereto; (iv) such extraordinary non-recurring expenses as may arise; and (v) acquired fund fees and expenses). This waiver will remain in effect for as long as the Commodity Strategy ETF remains invested in the Subsidiary. For the six-month period ended January 31, 2024, HFMC waived expenses in the amount of 0.08% of the Fund's average daily net assets.
b)	Accounting Services Agreement - HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of each Fund and HFMC. HFMC is not entitled to any compensation under this agreement. HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company ("State Street"). The cost and expenses of such delegation are born by HFMC, not the Funds. For the Commodity Strategy ETF, the Subsidiary incurs custodian fees and fund accounting fees, but the fees are born by HFMC through the management fee and expense waivers.
c)	Fees Paid Indirectly – The Large Cap Growth ETF Fund has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc, to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. For the six-month period ended January 31, 2024, the amount is included in the Statement of Operations.
For the six-month period ended January 31, 2024, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the accompanying financial highlights.
d)	Distribution Plans - Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees.
For the six-month period ended January 31, 2024, the Funds did not pay any Rule 12b-1 fees.
e)	Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended January 31, 2024, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, HFMC also pays any CCO compensation on behalf of the Funds.
8.	Securities Lending:
The Trust has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. The Commodity Strategy ETF does not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short
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sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of January 31, 2024.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Core Bond ETF	$ 214,289	$ 222,600	$ —
Large Cap Growth ETF	1,546,118	1,608,033	—
Municipal Opportunities ETF	—	—	—
Tax-Aware Bond ETF	—	—	—
Short Duration ETF	24,622	25,125	—
Sustainable Income ETF	521,816	542,766	—
Total Return Bond ETF	2,664,970	2,738,780	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Custodian and Transfer Agent:
State Street Bank and Trust Company ("State Street") serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, HFMC, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.
10.	Affiliate Holdings:
As of January 31, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Fund	Percentage of Fund
Large Cap Growth ETF	10%
Commodity Strategy ETF (Consolidated)	30%
Sustainable Income ETF	34%
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As of January 31, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Core Bond ETF	87%
Large Cap Growth ETF	66%
Total Return Bond ETF	33%
11.	Beneficial Fund Ownership:
As of January 31, 2024, to the knowledge of a Fund, Hartford Funds Management Company, LLC or Schroder US Holdings, Inc. beneficially held more than 25% of the shares outstanding of the following Funds:

Fund	Shareholder	Percentage of Ownership
Commodity Strategy ETF (Consolidated)	Schroder US Holdings, Inc	30%
	Hartford Funds Management Company, LLC	30%
Sustainable Income ETF	Hartford Funds Management Company, LLC	34%
12.	Investment Transactions:
For the six-month period ended January 31, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Core Bond ETF	$ 38,342,284	$ 35,401,295	$ 12,102,765	$ 17,907,053	$ 50,445,049	$ 53,308,348
Large Cap Growth ETF	45,257,043	45,778,287	—	—	45,257,043	45,778,287
Municipal Opportunities ETF	110,561,584	89,544,610	—	10,000	110,561,584	89,554,610
Commodity Strategy ETF (Consolidated)	300,353	66,591	—	—	300,353	66,591
Tax-Aware Bond ETF	93,385,453	35,002,276	55,613,131	46,373,005	148,998,584	81,375,281
Short Duration ETF	36,292,171	17,010,992	19,310,148	7,389,084	55,602,319	24,400,076
Sustainable Income ETF	10,826,705	9,278,714	4,976,137	2,962,604	15,802,842	12,241,318
Total Return Bond ETF	267,335,919	156,596,339	112,168,137	115,982,874	379,504,056	272,579,213
For the six-month period ended January 31, 2024, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Core Bond ETF	$ 8,859,287	$ 38,737,421	$ (1,078,675)
Large Cap Growth ETF	632,526	340,289	123,300
Tax-Aware Bond ETF	1,452,613	—	—
Short Duration ETF	18,224,676	6,396,917	(222,551)
Sustainable Income ETF	4,287,883	—	—
Total Return Bond ETF	184,922,459	60,690,207	1,337,017

13.	Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as "Creation Units." Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
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Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) ("Clearing Process"), or (2) a participant of DTC ("DTC Participant"), and, in each case, must have executed an agreement ("Participation Agreement") with the Distributor with respect to creations and redemptions of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Shares of Municipal Opportunities ETF, Commodity Strategy ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded throughout the day on the NYSE Arca and shares of Core Bond ETF, Large Cap Growth ETF, Short Duration ETF and Sustainable Income ETF are listed and traded throughout the day on Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the six-month period ended January 31, 2024 and the year ended July 31, 2023:

	For the Six-Month Period Ended January 31, 2024		For the Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Core Bond ETF
Shares Sold	350,000	$ 11,728,240	700,000	$ 24,250,463
Shares Redeemed	(1,200,000)	(41,628,698)	(150,000)	(5,350,460)
Other Capital	—	4,795	—	6,688
Total Net Increase (Decrease)	(850,000)	(29,895,663)	550,000	18,906,691
Large Cap Growth ETF
Shares Sold	50,000	$ 738,280	300,000	$ 3,856,861
Shares Redeemed	(25,000)	(418,147)	(300,000)	(3,984,976)
Other Capital	—	18	—	123
Total Net Increase (Decrease)	25,000	320,151	—	(127,992)
Municipal Opportunities ETF
Shares Sold	725,000	$ 27,847,835	3,550,000	$ 134,344,105
Shares Redeemed	(200,000)	(7,392,028)	(600,000)	(23,026,359)
Other Capital	—	21,144	—	93,530
Total Net Increase (Decrease)	525,000	20,476,951	2,950,000	111,411,276
Commodity Strategy ETF (Consolidated)
Shares Sold	—	$ —	925,000	$ 15,666,165
Shares Redeemed	(150,000)	(2,248,400)	(2,300,000)	(40,601,944)
Other Capital	—	225	—	8,440
Total Net Increase (Decrease)	(150,000)	(2,248,175)	(1,375,000)	(24,927,339)
Tax-Aware Bond ETF
Shares Sold	5,600,000	$ 105,097,180	4,300,000	$ 83,606,082
Shares Redeemed	(1,600,000)	(29,343,066)	(1,250,000)	(24,247,500)
Other Capital	—	99,476	—	79,810
Total Net Increase (Decrease)	4,000,000	75,853,590	3,050,000	59,438,392
Short Duration ETF
Shares Sold	1,800,000	$ 68,905,493	100,000	$ 3,818,593
Shares Redeemed	(200,000)	(7,701,060)	(1,050,000)	(39,965,272)
Other Capital	—	26,797	—	23,539
Total Net Increase (Decrease)	1,600,000	61,231,230	(950,000)	(36,123,140)
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	For the Six-Month Period Ended January 31, 2024		For the Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Sustainable Income ETF
Shares Sold	200,000	$ 6,702,199	250,000	$ 8,350,638
Shares Redeemed	—	—	—	—
Other Capital	—	7,149	—	7,029
Total Net Increase (Decrease)	200,000	6,709,348	250,000	8,357,667
Total Return Bond ETF
Shares Sold	9,150,000	$ 298,484,231	11,200,000	$ 376,222,975
Shares Redeemed	(2,800,000)	(89,360,062)	(2,900,000)	(97,287,802)
Other Capital	—	152,377	—	146,203
Total Net Increase (Decrease)	6,350,000	209,276,546	8,300,000	279,081,376
14.	Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.	Regulatory Update:
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is evaluating the impact of these rule and form amendment changes.
16.	Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended January 31, 2024, events and transactions subsequent to January 31, 2024, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
Effective February 12, 2024, Short Duration ETF changed its name, investment objective, principal investment strategy, portfolio management team and performance benchmark as well as reduced its management fee rate. The Fund's new name is Hartford AAA CLO ETF. Please see the Short Duration ETF's prospectus supplement for additional information.
Effective February 29, 2024, each Fund except Large Cap Growth ETF may participate in a committed line of credit pursuant to a credit agreement.
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HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-456-7526 and (2) on the SEC’s website at http://www.sec.gov. Amendments to Form N-PX will also require Funds to make available their proxy voting record on the Funds' website after a Fund's N-PX filing with the SEC, with the first filings subject to the amendments due by the end of August 2024.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 800-456-7526, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
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Hartford Funds Exchange-Traded Trust
Hartford Core Bond ETF
Hartford Large Cap Growth ETF
Hartford Municipal Opportunities ETF
Hartford Schroders Commodity Strategy ETF
Hartford Schroders Tax-Aware Bond ETF
Hartford Short Duration ETF
Hartford Sustainable Income ETF
Hartford Total Return Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the investment company’s investment management and sub-advisory agreements. At its meeting held on September 6-7, 2023, the Board of Trustees (the “Board”) of Hartford Funds Exchange-Traded Trust (the “Trust”), including the Independent Trustees, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and the Trust, on behalf of each of the Funds (the “Investment Management Agreement”); (ii) the continuation of an investment sub-advisory agreement (the “Schroders Sub-Advisory Agreement”) by and between HFMC and Schroder Investment Management North America Inc. (“SIMNA Inc.”) with respect to Hartford Schroders Commodity Strategy ETF and Hartford Schroders Tax-Aware Bond ETF; (iii) the continuation of a separate sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.”) with respect to Hartford Schroders Commodity Strategy ETF and Hartford Schroders Tax-Aware Bond ETF; and (iv) the continuation of an investment sub-advisory agreement (the “Wellington Sub-Advisory Agreement” and together with the Investment Management Agreement, the Schroders Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement, the “Agreements”) by and between HFMC and Wellington Management Company LLP (“Wellington,” and together with SIMNA Inc. and SIMNA Ltd., the “Sub-advisers,” and together with HFMC, SIMNA Inc. and SIMNA Ltd., the “Advisers”), with respect to Hartford Core Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Short Duration ETF, Hartford Sustainable Income ETF and Hartford Total Return Bond ETF.
In the months preceding the September 6-7, 2023 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 13-14, 2023 and September 6-7, 2023. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 13-14, 2023 and September 6-7, 2023 concerning the Agreements and at the special meeting of the Board’s Investment Committee on May 10-11, 2023 concerning Fund-by-Fund performance and other investment-related matters.
The Independent Trustees, advised by independent legal counsel throughout the evaluation process, engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, total expense ratio and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Trustees also engaged an independent financial services consultant (the “Consultant”) to assist them in evaluating each Fund’s management fees, total expense ratio and investment performance. In addition, the Consultant previously reviewed the profitability methodologies utilized by HFMC in connection with the continuation of the Investment Management Agreement.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements.
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Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Trustees were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Trustees met separately with independent legal counsel and the Consultant on June 6, 2023 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 6, 2023 and June 13-14, 2023 meetings, the Independent Trustees presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 6-7, 2023 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Investment Management Agreement, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment management and administrative services in connection with selecting, monitoring and supervising the Sub-advisers. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-advisers. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of each Sub-adviser and ongoing oversight of each Sub-adviser’s investment approach and results, HFMC’s process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and HFMC’s approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts, if any, managed by the Funds’ portfolio management personnel.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to the Sub-advisers, which are responsible for the daily investment of the assets of their respective Funds, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to sustainable and environmental, social and/or governance (ESG) investing, to the extent applicable. The Board considered the experience of each Fund’s portfolio manager(s), the
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number of accounts managed by the portfolio manager(s), and each Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.
The Board considered the benefits to shareholders of investing in a fund that is part of the family of Hartford funds. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in connection with sponsoring new funds to expand these opportunities for shareholders and providing ongoing services to each Fund. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund. The Board considered the special attributes of the Funds, which are exchange-traded funds (“ETFs”), relative to mutual funds and the benefits that are expected to be realized from an investment in the Funds, rather than a mutual fund. The Board also noted that Hartford Large Cap Growth ETF operates as a semi-transparent ETF and considered the differences between the semi-transparent ETF structure and the fully transparent ETF structure utilized by the other Funds. The Board also considered the resources devoted by HFMC and its affiliates in developing and maintaining an infrastructure necessary to support the ongoing operations of the Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and the Sub-advisers.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. The Board also noted the limited operating history of certain Funds in evaluating the performance of the Advisers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its oversight of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with the Advisers the reasons for such performance, as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered the analysis provided by the Consultant relating to each Fund’s performance track record. In addition, the Board considered information about HFMC’s overall assessment of the functioning of each Fund’s arbitrage mechanism, noting HFMC’s statement that the arbitrage mechanism of each Fund functioned as expected.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and each Sub-adviser’s overall capabilities to manage the Funds, as applicable.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time. The Board also requested and received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from HFMC, SIMNA Inc. and Wellington that the respective Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds. The Board also
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considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not Hartford Schroders Commodity Strategy ETF or Hartford Schroders Tax-Aware Bond ETF. Accordingly, the Board concluded that the profitability of each Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Funds’ sub-advisory agreements.
The Board considered that the Consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Investment Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted that the Consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the Consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratio of each Fund. The Board considered that HFMC would pay all expenses of the Trust, except for: (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) expenses incident to the creation and redemption of its shares; (iv) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Trust may have to indemnify its officers and Trustees with respect thereto; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) such extraordinary non-recurring expenses as may arise; and (vii) acquired fund fees and expenses. The Board noted that HFMC would bear the risk that Fund operating costs may increase over time. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to SIMNA Inc. and Wellington with respect to each Fund, as applicable. In this regard, the Board requested and reviewed information from HFMC, SIMNA Inc. and Wellington relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratio relative to an appropriate group of funds selected by Broadridge. The Board considered such information from Broadridge in consultation with the Consultant. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of registered investment companies and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the analysis and views of the Consultant relating to each Fund’s fees and total operating expenses and expense groups.
The Board received information regarding fees charged by HFMC to other Hartford funds that are mutual funds with investment strategies similar to those of Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Schroders Tax-Aware Bond ETF, Hartford Short Duration ETF (at the time of the approval), and Hartford Total Return Bond ETF. The Board reviewed information about structural, operational and other differences between the Funds and the mutual funds, including differences in the services provided to each type of product and differences in the marketplace in which each type of product must compete. The Board also received information regarding fees charged by the Sub-advisers to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which a Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-advisers about any differences between a Sub-adviser’s services to the Funds and the services it provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
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Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)  – (continued)

Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board considered that any economies of scale in respect of the management of a Fund would benefit HFMC due to the unitary fee structure of each Fund, but that the unitary fee protects shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board considered that each Fund could share in the benefits from some economies of scale as assets in the Fund grow. The Board noted that each Fund’s management fee does not contain breakpoints. However, the Board considered that HFMC shares anticipated or potential economies of scale with shareholders in a variety of ways, including through initially setting competitive fee rates and pricing each Fund to scale at inception, as well as additional investments in HFMC’s business and the provision of improved or additional infrastructure and services to the Funds and their shareholders. The Board also noted that, for each of Hartford Schroders Tax-Aware Bond ETF and Hartford Short Duration ETF, the Fund’s current low asset levels means that the Fund has achieved limited, if any, economies of scale.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratio for each Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance (net of all fees and expenses), as of March 31, 2023, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance (net of all fees and expenses) as of March 31, 2023. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford Core Bond ETF
•	The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-year period and the 5th quintile for the 3-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and in line with its benchmark for the 3-year period.
•	The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 2nd quintile of its expense group.
Hartford Large Cap Growth ETF
•	The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period.
•	The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group while its actual management fee was in the 4th quintile and its total expenses were in the 3rd quintile.
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Hartford Municipal Opportunities ETF
•	The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-year period, the 2nd quintile for the 3-year period and the 1st quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods.
•	The Board noted that the Fund’s contractual management fee and total expenses were in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile.
Hartford Schroders Commodity Strategy ETF
•	The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period.
•	The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 5th quintile of its expense group. In considering the Fund’s expenses, the Board noted the shareholder savings expected to result from a contractual investment management fee reduction implemented in 2023.
Hartford Schroders Tax-Aware Bond ETF
•	The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1- and 3-year periods.
•	The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and total expenses were in the 4th quintile.
Hartford Short Duration ETF
•	The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period and the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and above its benchmark for the 3-year period. The Board noted recent and upcoming changes to the Fund’s portfolio management team.
•	The Board noted that the Fund’s contractual management fee and total expenses were in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile.
Hartford Sustainable Income ETF
•	The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period.
•	The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 2nd quintile of its expense group.
Hartford Total Return Bond ETF
•	The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1- and 5-year periods and above its benchmark for the 3-year period.
•	The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 2nd quintile of its expense group.
  *  *  *   *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
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Hartford Active ETFs
Supplemental Proxy Information (Unaudited)

A special meeting of shareholders of the Large Cap Growth ETF was held on November 2, 2023 (“Shareholder Meeting”). At the Shareholder Meeting, shareholders of the Large Cap Growth ETF voted to approve reclassifying the Large Cap Growth ETF from a diversified investment company to a non-diversified investment company and eliminating a related fundamental diversification policy. The change in the Fund’s diversification classification became effective November 28, 2023. The final results of the Shareholder Meeting are reported below:

Shares Outstanding (as of Record Date (August 31, 2023)): 6,067,587.000
Total Shares Voted: 5,957,313.000
Percentage of Shares Voted: 98.18%
Votes For: 5,957,310.000
Percentage of Shares For: 100.00%
Votes Against: 0
Percentage of Shares Against: 0.00%
Votes Abstained: 0
Percentage of Shares Abstained: 0.00%
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THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
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b)	support our business functions.
We may obtain Personal Information from:
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b)	your Transactions with us; and
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Based on the type of product or service You apply for or get from us, Personal Information such as:
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may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
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As allowed by law, we may share Personal Financial Information with our affiliates to:
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to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
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When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
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For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
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Our employees have access to Personal Information in the course of doing their jobs, such as:
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We are responsible for and must:
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Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2024), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford (Asia) Limited; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Corporate Underwriters Limited; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Management (UK) Limited; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford Underwriting Agency Limited; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators Management Company, Inc.; Navigators Specialty Insurance Company; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2024

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Hartford Funds Management Company, LLC (HFMC) is the investment manager for the active ETFs. Hartford Core Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Short Duration ETF, Hartford Sustainable Income ETF and Hartford Total Return Bond ETF are sub-advised by Wellington Management Company LLP (Wellington). Hartford Schroders Commodity Strategy ETF and Hartford Schroders Tax-Aware Bond ETF are sub-advised by Schroder Investment Management North America Inc. (“SIMNA”) and sub-sub-advised by Schroder Investment Management North America Ltd. (“SIMNA Ltd”, together with SIMNA, “Schroders”). HFMC, Wellington, SIMNA, and SIMNA Ltd. are all SEC registered investment advisers. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Wellington, Schroders or HFMC.
ETFSAR-A24    03/24     Printed in the U.S.A.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1)	Not applicable
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable
(a)(4)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: April 5, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 5, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: April 5, 2024	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)